UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05430

SSGA FUNDS

(Exact name of registrant as specified in charter)

One Lincoln Street

Boston, Massachusetts 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

David James, Managing Director and Managing Counsel State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, Massachusetts 02116	Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 662-1742

Date of fiscal year end: August 31

Date of reporting period: February 28, 2015

Item 1. Shareholder Report.

Semiannual Report

28 February, 2015

SSGA Funds

SSGA Dynamic Small Cap Fund

SSGA Clarion Real Estate Fund

SSGA Enhanced Small Cap Fund

SSGA Emerging Markets Fund

SSGA International Stock Selection Fund

SSGA High Yield Bond Fund

SSGA Funds

Semiannual Report

February 28, 2015 (Unaudited)

“SSGA” is a registered trademark of State Street Corporation and is licensed for use by the SSGA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSGA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

This page has been intentionally left blank.

SSGA Dynamic Small Cap Fund

Shareholder Expense Example — February 28, 2015 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administration fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2014 to February 28, 2015.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Annualized Expense Ratio	Actual Performance	Hypothetical Performance (5% return before expenses)*
Class N
Beginning Account Value
September 1, 2014	1.10%	$1,000.00	$1,000.00
Ending Account Value
February 28, 2015		$1,039.40	$1,019.35
Expenses Paid During Period		$5.56	$5.51

Class A
Beginning Account Value
September 1, 2014	1.30%	$1,000.00	$1,000.00
Ending Account Value
February 28, 2015		$1,038.40	$1,018.35
Expenses Paid During Period		$6.57	$6.51

Class C
Beginning Account Value
September 1, 2014	2.05%	$1,000.00	$1,000.00
Ending Account Value
February 28, 2015		$1,034.90	$1,014.63
Expenses Paid During Period		$10.34	$10.24

SSGA Dynamic Small Cap Fund	3

SSGA Dynamic Small Cap Fund

Shareholder Expense Example, continued — February 28, 2015 (Unaudited)

	Annualized Expense Ratio	Actual Performance	Hypothetical Performance (5% return before expenses)*
Class I
Beginning Account Value
September 1, 2014	1.04%	$1,000.00	$1,000.00
Ending Account Value
February 28, 2015		$1,039.60	$1,019.64
Expenses Paid During Period		$5.26	$5.21

Class K
Beginning Account Value
September 1, 2014	0.85%	$1,000.00	$1,000.00
Ending Account Value
February 28, 2015		$1,040.90	$1,020.58
Expenses Paid During Period		$4.30	$4.26

*	Expenses are equal to the Fund’s annualized expense ratio (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

4	SSGA Dynamic Small Cap Fund

SSGA Dynamic Small Cap Fund

Schedule of Investments — February 28, 2015 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 98.1%
Consumer Discretionary - 15.4%
AH Belo Corp. (Class A)	1,671	14,521
AMC Entertainment Holdings, Inc. (Class A)	536	18,428
American Axle & Manufacturing Holdings, Inc. (a)(b)	5,223	130,157
Asbury Automotive Group, Inc. (a)(b)	1,674	131,694
Barnes & Noble, Inc. (a)(b)	841	20,941
Biglari Holdings, Inc. (b)	156	67,893
BJ’s Restaurants, Inc. (a)(b)	2,150	112,273
Bob Evans Farms, Inc.	564	33,039
Bright Horizons Family Solutions, Inc. (b)	699	35,439
Brown Shoe Co., Inc. (a)	3,881	116,430
Burlington Stores, Inc. (b)	2,651	147,316
Churchill Downs, Inc.	1,016	111,597
Cooper Tire & Rubber Co. (a)	3,837	146,036
Cooper-Standard Holding, Inc. (a)(b)	462	25,045
Core-Mark Holding Co., Inc.	1,728	121,513
Cracker Barrel Old Country Store, Inc. (a)	923	139,401
Denny’s Corp. (b)	9,217	106,088
Diamond Resorts International, Inc. (a)(b)	3,910	135,482
DineEquity, Inc.	1,208	131,104
Group 1 Automotive, Inc. (a)	1,400	113,876
Haverty Furniture Cos., Inc. (a)	317	7,307
Helen of Troy, Ltd. (b)	572	43,827
Jack in the Box, Inc.	1,958	189,319
Libbey, Inc. (a)	2,005	76,250
MarineMax, Inc. (b)	654	16,579
Marriott Vacations Worldwide Corp.	2,023	153,869
Mattress Firm Holding Corp. (a)(b)	1,721	104,826
Meredith Corp. (a)	731	39,211
Nathan’s Famous, Inc. (b)	131	10,711
Nutrisystem, Inc. (a)	1,034	17,795
Orbitz Worldwide, Inc. (b)	1,811	20,971
Papa John’s International, Inc.	1,814	112,178
Popeyes Louisiana Kitchen, Inc. (b)	1,741	104,477
Remy International, Inc.	146	3,339
Ruth’s Hospitality Group, Inc. (a)	4,503	68,716
Skechers U.S.A., Inc. (Class A) (a)(b)	2,386	162,582
Sonic Automotive, Inc. (Class A)	3,793	93,801
Sonic Corp.	3,490	110,947
Speedway Motorsports, Inc. (a)	901	21,372
Strayer Education, Inc. (b)	1,351	82,235
Texas Roadhouse, Inc.	1,322	49,760
The Cato Corp. (Class A) (a)	2,588	114,752

	Principal Amount ($) or Shares	Market Value $
The Marcus Corp.	1,259	24,538
Tilly’s, Inc. (Class A) (a)(b)	1,178	14,796
Tower International, Inc. (a)(b)	2,963	80,208
Unifi, Inc. (b)	448	14,479
Universal Electronics, Inc. (b)	2,027	114,546
Vail Resorts, Inc.	635	55,759
Zumiez, Inc. (a)(b)	2,509	97,399

		3,864,822

Consumer Staples - 2.9%
Casey’s General Stores, Inc.	1,502	131,800
Coca-Cola Hellenic Bottling Co. (a)	246	25,680
Fresh Del Monte Produce, Inc. (a)	2,717	95,666
Harbinger Group, Inc. (b)	2,719	33,498
Ingles Markets, Inc. (Class A) (a)	608	26,290
Medifast, Inc. (a)(b)	657	20,787
Omega Protein Corp. (a)(b)	1,982	21,168
Revlon, Inc. (Class A) (a)(b)	729	24,611
Seaboard Corp. (b)	13	52,130
SpartanNash Co.	1,033	27,426
SUPERVALU, Inc. (b)	13,424	132,629
The Pantry, Inc. (b)	2,691	98,760
USANA Health Sciences, Inc. (a)(b)	276	27,603

		718,048

Energy - 1.7%
Adams Resources & Energy, Inc. (a)	168	11,236
Green Plains, Inc. (a)	3,550	82,537
REX American Resources Corp. (a)(b)	406	22,070
SemGroup Corp. (Class A)	902	69,734
Ship Finance International, Ltd. (a)	5,903	94,507
Teekay Tankers, Ltd. (Class A)	3,143	18,387
Western Refining, Inc.	2,484	116,996

		415,467

Financials - 28.6%
Acadia Realty Trust (a)(c)	3,390	115,802
AG Mortgage Investment Trust, Inc. (a)(c)	1,465	27,557
Alexander’s, Inc. (a)(c)	106	46,683
American Assets Trust, Inc. (c)	2,541	104,232
American Equity Investment Life Holding Co.	1,741	49,601
Amtrust Financial Services, Inc. (a)	2,454	132,271
Apollo Commercial Real Estate Finance, Inc. (a)(c)	2,375	40,589
Apollo Residential Mortgage, Inc. (c)	1,212	19,210
Argo Group International Holdings, Ltd.	2,339	112,042

SSGA Dynamic Small Cap Fund	5

SSGA Dynamic Small Cap Fund

Schedule of Investments, continued — February 28, 2015 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Associated Estates Realty Corp. (c)	4,457	106,745
BancFirst Corp. (a)	339	20,130
Banco Latinoamericano de Comercio Exterior SA (a)	1,333	41,923
Banner Corp.	1,712	74,746
Berkshire Hills Bancorp, Inc.	849	22,651
BGC Partners, Inc. (Class A) (a)	15,137	137,444
Brookline Bancorp, Inc.	4,110	39,785
Calamos Asset Management, Inc. (Class A)	962	12,285
Capitol Federal Financial, Inc. (a)	2,956	36,684
Cardinal Financial Corp. (a)	1,059	20,725
Central Pacific Financial Corp. (a)	1,161	26,633
Chesapeake Lodging Trust (a)(c)	1,671	59,421
City Holding Co.	926	42,735
Colony Financial, Inc. (a)(c)	5,816	146,621
Community Trust Bancorp, Inc. (a)	803	26,210
Coresite Realty Corp. (c)	2,094	99,339
Crawford & Co. (Class B) (a)	1,241	11,281
CubeSmart (c)	5,899	136,857
DiamondRock Hospitality Co. (c)	8,696	125,918
Dynex Capital, Inc. (a)(c)	2,389	19,924
Employers Holdings, Inc.	1,981	46,732
Enterprise Financial Services Corp.	825	16,599
EPR Properties (a)(c)	1,020	62,230
Equity One, Inc. (c)	4,095	109,664
FBL Financial Group, Inc. (Class A) (a)	1,799	104,054
FelCor Lodging Trust, Inc. (a)(c)	10,901	117,404
Fidelity & Guaranty Life	4,136	85,532
First American Financial Corp. (a)	4,833	169,300
First Busey Corp. (a)	2,630	16,648
First Commonwealth Financial Corp. (a)	918	7,785
First Defiance Financial Corp.	442	14,148
First Financial Corp. (a)	478	16,085
First Interstate Bancsystem, Inc.	1,026	27,076
First Merchants Corp.	3,851	86,879
First Midwest Bancorp, Inc.	6,286	107,491
First NBC Bank Holding Co. (a)(b)	403	13,186
Franklin Street Properties Corp. (a)(c)	7,199	90,923
GAMCO Investors, Inc. (Class A) (a)	229	17,290
German American Bancorp, Inc. (a)	361	10,364
Great Southern Bancorp, Inc. (a)	462	17,288
Greenlight Capital Re, Ltd. (Class A) (a)(b)	3,196	104,605
Hatteras Financial Corp. (c)	2,288	41,985
HCI Group, Inc. (a)	560	26,499
Healthcare Realty Trust, Inc. (c)	4,360	124,434
Horizon Bancorp (a)	715	16,159
Hudson Pacific Properties, Inc. (c)	4,405	140,784
Infinity Property & Casualty Corp.	332	25,747

	Principal Amount ($) or Shares	Market Value $
Investment Technology Group, Inc. (b)	3,564	80,261
Investors Bancorp, Inc.	6,221	71,417
Kansas City Life Insurance Co.	387	18,073
KCG Holdings, Inc. (Class A) (b)	9,407	118,340
Kennedy-Wilson Holdings, Inc.	1,770	47,365
Lakeland Financial Corp.	630	24,595
Maiden Holdings, Ltd. (a)	5,386	77,074
MainSource Financial Group, Inc. (a)	1,384	25,895
Marcus & Millichap, Inc. (a)(b)	833	30,763
MarketAxess Holdings, Inc.	1,624	129,254
National General Holdings Corp. (a)	1,231	22,897
National Western Life Insurance Co. (Class A) (a)	168	42,232
Northfield Bancorp, Inc. (a)	1,548	22,400
NorthStar Realty Finance Corp. (c)	4,223	81,166
OneBeacon Insurance Group, Ltd. (Class A) (a)	1,240	18,600
Pebblebrook Hotel Trust (c)	3,447	167,455
PennyMac Mortgage Investment Trust (c)	5,005	107,307
Peoples Bancorp, Inc. (a)	389	9,235
PHH Corp. (b)	1,222	29,670
Pinnacle Financial Partners, Inc.	1,306	54,852
Piper Jaffray Cos. (b)	2,267	124,118
Preferred Bank/Los Angeles CA	895	24,120
Primerica, Inc.	2,481	130,848
PrivateBancorp, Inc.	3,822	132,738
Pzena Investment Management, Inc. (Class A)	834	6,914
Ramco-Gershenson Properties Trust (c)	5,582	104,495
RLJ Lodging Trust (c)	4,415	140,441
S&T Bancorp, Inc. (a)	1,809	51,249
Safety Insurance Group, Inc.	1,471	86,053
Saul Centers, Inc. (c)	465	25,050
Selective Insurance Group, Inc.	2,179	59,334
Simmons First National Corp. (Class A)	699	28,624
Sovran Self Storage, Inc. (c)	1,394	128,276
Springleaf Holdings, Inc. (a)(b)	2,750	105,737
State Auto Financial Corp. (a)	543	12,864
Strategic Hotels & Resorts, Inc. (b)(c)	5,139	67,424
Summit Hotel Properties, Inc. (a)(c)	8,250	108,322
Sun Communities, Inc. (c)	1,963	132,679
Sunstone Hotel Investors, Inc. (a)(c)	7,861	137,174
Symetra Financial Corp.	5,190	117,190
Terreno Realty Corp. (c)	3,741	82,452
Territorial Bancorp, Inc.	591	12,718
The Geo Group, Inc. (a)(c)	3,537	152,622
The Hanover Insurance Group, Inc.	610	42,846

6	SSGA Dynamic Small Cap Fund

SSGA Dynamic Small Cap Fund

Schedule of Investments, continued — February 28, 2015 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

The Navigators Group, Inc. (b)	864	64,549
United Community Banks, Inc.	5,067	96,374
United Fire Group, Inc. (a)	1,744	50,297
United Insurance Holdings Corp. (a)	1,121	27,364
Universal Insurance Holdings, Inc.	1,078	26,842
Walker & Dunlop, Inc. (b)	1,067	17,104
West Bancorp., Inc. (a)	500	8,760
Westwood Holdings Group, Inc.	274	17,120
Wintrust Financial Corp.	2,318	109,155
World Acceptance Corp. (a)(b)	1,152	94,591

		7,178,230

Health Care - 12.8%
Abaxis, Inc. (a)	1,732	105,513
ACADIA Pharmaceuticals, Inc. (a)(b)	1,131	42,944
Acceleron Pharma, Inc. (b)	293	11,905
Achillion Pharmaceuticals, Inc. (a)(b)	1,450	17,603
Acorda Therapeutics, Inc. (a)(b)	504	17,055
Aegerion Pharmaceuticals, Inc. (a)(b)	294	7,997
Agenus, Inc. (a)(b)	896	4,390
Agios Pharmaceuticals, Inc. (a)(b)	221	23,709
Akebia Therapeutics, Inc. (a)(b)	110	1,019
Amedisys, Inc. (a)(b)	2,991	90,239
AMN Healthcare Services, Inc. (a)(b)	5,517	124,464
Anacor Pharmaceuticals, Inc. (a)(b)	539	23,447
Arena Pharmaceuticals, Inc. (a)(b)	2,927	13,201
ARIAD Pharmaceuticals, Inc. (a)(b)	2,506	20,374
Array BioPharma, Inc. (a)(b)	2,307	18,364
Asterias Biotherapeutics, Inc. (a)(b)(d)	90	358
BioCryst Pharmaceuticals, Inc. (a)(b)	981	10,006
Bluebird Bio, Inc. (a)(b)	346	32,981
Cambrex Corp. (b)	1,280	43,840
Cantel Medical Corp. (a)	2,132	96,793
Celldex Therapeutics, Inc. (a)(b)	1,276	32,589
Cepheid, Inc. (a)(b)	1,015	57,693
Chemed Corp. (a)	1,287	149,910
Chimerix, Inc. (a)(b)	454	18,378
Clovis Oncology, Inc. (a)(b)	227	17,356
CTI BioPharma Corp. (a)(b)	1,926	4,507
CytRx Corp. (a)(b)	780	2,519
Dendreon Corp. (b)(d)	2,288	128
Durata Therapeutics, Inc. (b)(e)	224	260
Dyax Corp. (b)	1,546	23,360
Dynavax Technologies Corp. (a)(b)	370	6,512
Emergent Biosolutions, Inc. (a)(b)	513	15,375
Enanta Pharmaceuticals, Inc. (a)(b)	147	5,266

	Principal Amount ($) or Shares	Market Value $
Epizyme, Inc. (a)(b)	184	4,328
Exact Sciences Corp. (a)(b)	1,192	26,784
ExamWorks Group, Inc. (a)(b)	2,691	108,716
Exelixis, Inc. (a)(b)	2,722	7,975
Five Prime Therapeutics, Inc. (a)(b)	245	6,306
Foundation Medicine, Inc. (b)	211	10,077
Galectin Therapeutics, Inc. (a)(b)	250	850
Galena Biopharma, Inc. (a)(b)	1,665	2,997
Genomic Health, Inc. (a)(b)	234	7,114
Geron Corp. (a)(b)	2,178	6,578
Halozyme Therapeutics, Inc. (a)(b)	1,077	16,230
Heron Therapeutics, Inc. (b)	284	3,689
Horizon Pharma PLC (a)(b)	2,311	47,445
Hyperion Therapeutics, Inc. (a)(b)	186	5,496
ImmunoGen, Inc. (a)(b)	1,249	9,492
Immunomedics, Inc. (a)(b)	1,150	4,692
Infinity Pharmaceuticals, Inc. (b)	811	12,327
Inovio Pharmaceuticals, Inc. (a)(b)	847	5,993
Insmed, Inc. (a)(b)	312	5,785
Insys Therapeutics, Inc. (a)(b)	148	8,889
Intrexon Corp. (a)(b)	507	20,817
Ironwood Pharmaceuticals, Inc. (a)(b)	1,304	20,147
Isis Pharmaceuticals, Inc. (a)(b)	1,758	120,529
Karyopharm Therapeutics, Inc. (a)(b)	182	4,961
Keryx Biopharmaceuticals, Inc. (a)(b)	1,251	15,212
KYTHERA Biopharmaceuticals, Inc. (a)(b)	274	11,385
Lexicon Pharmaceuticals, Inc. (a)(b)	3,269	3,073
LHC Group, Inc. (b)	573	19,367
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	173	9,527
MacroGenics, Inc. (a)(b)	365	12,618
MannKind Corp. (a)(b)	3,670	23,928
Merrimack Pharmaceuticals, Inc. (a)(b)	2,542	27,250
MiMedx Group, Inc. (a)(b)	1,573	16,281
Molina Healthcare, Inc. (a)(b)	202	12,865
Momenta Pharmaceuticals, Inc. (a)(b)	655	8,941
National Healthcare Corp. (a)	344	21,675
Natus Medical, Inc. (a)(b)	3,775	135,107
Navidea Biopharmaceuticals, Inc. (a)(b)	2,203	3,569
Neuralstem, Inc. (a)(b)	964	3,625
Neurocrine Biosciences, Inc. (a)(b)	1,203	46,977
NewLink Genetics Corp. (a)(b)	350	15,078
Northwest Biotherapeutics, Inc. (a)(b)	521	3,840
Novavax, Inc. (a)(b)	4,066	37,204
NuVasive, Inc. (a)(b)	2,496	114,192

SSGA Dynamic Small Cap Fund	7

SSGA Dynamic Small Cap Fund

Schedule of Investments, continued — February 28, 2015 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

NxStage Medical, Inc. (b)	5,787	99,421
Ohr Pharmaceutical, Inc. (b)	287	2,207
Omeros Corp. (b)	1,611	33,622
OncoMed Pharmaceuticals, Inc. (a)(b)	173	4,322
Oncothyreon, Inc. (a)(b)	1,039	1,662
Ophthotech Corp. (a)(b)	240	12,896
Opko Health, Inc. (a)(b)	2,806	40,855
Orexigen Therapeutics, Inc. (a)(b)	888	5,008
Organovo Holdings, Inc. (a)(b)	867	5,133
Orthofix International NV (b)	624	20,236
Osiris Therapeutics, Inc. (b)	279	4,818
Pacira Pharmaceuticals, Inc. (a)(b)	1,285	147,479
PAREXEL International Corp. (a)(b)	850	54,791
Peregrine Pharmaceuticals, Inc. (a)(b)	2,439	3,439
PharMerica Corp. (a)(b)	3,807	95,175
Portola Pharmaceuticals, Inc. (a)(b)	526	20,030
Progenics Pharmaceuticals, Inc. (a)(b)	1,225	7,975
Prothena Corp. PLC (a)(b)	318	8,452
PTC Therapeutics, Inc. (a)(b)	362	25,822
Puma Biotechnology, Inc. (a)(b)	337	71,784
RadNet, Inc. (a)(b)	2,766	24,230
Raptor Pharmaceutical Corp. (a)(b)	835	7,740
Receptos, Inc. (a)(b)	262	33,180
Repligen Corp. (a)(b)	404	10,387
Retrophin, Inc. (b)	303	4,291
Rigel Pharmaceuticals, Inc. (a)(b)	1,601	4,787
Sagent Pharmaceuticals, Inc. (a)(b)	289	7,855
Sangamo Biosciences, Inc. (b)	382	6,425
Sarepta Therapeutics, Inc. (a)(b)	398	5,532
Spectrum Pharmaceuticals, Inc. (a)(b)	937	5,838
Sunesis Pharmaceuticals, Inc. (b)	727	1,614
Synageva BioPharma Corp. (a)(b)	236	23,300
Synergy Pharmaceuticals, Inc. (a)(b)	1,306	3,944
Synta Pharmaceuticals Corp. (a)(b)	823	1,975
TESARO, Inc. (b)	351	18,719
Tetraphase Pharmaceuticals, Inc. (b)	1,056	41,670
TG Therapeutics, Inc. (a)(b)	333	4,832
The Ensign Group, Inc.	2,151	94,795
The Providence Service Corp. (b)	506	23,276
Threshold Pharmaceuticals, Inc. (a)(b)	737	3,221
Tornier NV (b)	3,887	94,998
Triple-S Management Corp. (Class B) (a)(b)	1,156	21,791
Ultragenyx Pharmaceutical, Inc. (b)	89	4,830
US Physical Therapy, Inc.	541	22,933
Vanda Pharmaceuticals, Inc. (a)(b)	490	5,272

	Principal Amount ($) or Shares	Market Value $
Verastem, Inc. (a)(b)	294	2,187
Versartis, Inc. (a)(b)	98	1,941
XOMA Corp. (a)(b)	1,160	4,280
ZIOPHARM Oncology, Inc. (a)(b)	1,090	12,273

		3,213,229

Industrials - 12.8%
ABM Industries, Inc. (a)	2,739	85,156
Air Transport Services Group, Inc. (a)(b)	2,546	22,889
Allegiant Travel Co. (a)	912	167,461
AMERCO, Inc. (b)	232	75,822
American Railcar Industries, Inc. (a)	429	24,093
Apogee Enterprises, Inc.	2,317	106,234
Argan, Inc. (a)	1,198	38,851
Atlas Air Worldwide Holdings, Inc. (a)(b)	2,876	130,427
Curtiss-Wright Corp.	968	70,257
Deluxe Corp. (a)	2,530	168,371
Echo Global Logistics, Inc. (b)	3,208	93,160
EMCOR Group, Inc.	637	28,047
ESCO Technologies, Inc.	795	30,639
Federal Signal Corp.	6,675	110,071
G&K Services, Inc. (Class A) (a)	1,615	116,264
Hawaiian Holdings, Inc. (b)	1,662	30,764
Hillenbrand, Inc. (d)	1,520	48,184
Huron Consulting Group, Inc. (a)(b)	1,742	116,104
Insperity, Inc.	2,044	105,879
JetBlue Airways Corp. (a)(b)	10,837	186,288
Kadant, Inc. (a)	441	19,510
Kaman Corp.	694	28,801
Knight Transportation, Inc. (a)	4,511	149,134
Knoll, Inc.	6,146	130,480
Korn/Ferry International (b)	3,814	116,708
L.B. Foster Co. (Class A) (a)	418	20,490
Lydall, Inc. (a)(b)	953	30,363
Masonite International Corp. (b)	1,719	105,443
Matson, Inc.	3,150	124,331
Matthews International Corp. (Class A)	661	31,973
Multi-Color Corp.	1,506	102,830
MYR Group, Inc. (a)(b)	948	26,203
Nortek, Inc. (b)	414	32,147
Orbital ATK, Inc.	—	24
PAM Transportation Services, Inc. (a)(b)	200	10,494
Park-Ohio Holdings Corp.	2,030	117,233
Patrick Industries, Inc. (b)	895	49,449
Quad Graphics, Inc. (a)	1,065	24,953
Republic Airways Holdings, Inc. (b)	2,139	27,529
Saia, Inc. (b)	2,413	111,070

8	SSGA Dynamic Small Cap Fund

SSGA Dynamic Small Cap Fund

Schedule of Investments, continued — February 28, 2015 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

TriNet Group, Inc. (b)	550	19,987
Viad Corp.	820	21,779
VSE Corp. (a)	373	29,545
West Corp. (a)	4,056	138,512

		3,223,949

Information Technology - 13.6%
Amkor Technology, Inc. (b)	1,906	18,545
Badger Meter, Inc. (a)	448	26,163
Bel Fuse, Inc. (Class B)	619	11,817
Blackbaud, Inc.	935	42,449
Blackhawk Network Holdings, Inc. (a)(b)	3,119	115,528
CACI International, Inc. (Class A) (b)	483	42,161
Cimpress NV (b)	1,507	125,834
comScore, Inc. (a)(b)	1,320	68,099
Comtech Telecommunications Corp.	626	22,373
Constant Contact, Inc. (a)(b)	3,347	138,332
Ebix, Inc. (a)	1,366	35,898
Envestnet, Inc. (a)(b)	2,205	118,805
ePlus, Inc. (b)	530	44,080
Euronet Worldwide, Inc. (a)(b)	1,104	62,376
Fair Isaac Corp.	1,515	128,957
Global Cash Access Holdings, Inc. (b)	8,795	62,532
GSI Group, Inc. (b)	1,655	21,763
II-VI, Inc. (b)	4,389	76,764
Infoblox, Inc. (b)	4,990	116,018
Integrated Silicon Solution, Inc. (a)	992	16,308
LivePerson, Inc. (b)	1,669	19,252
LogMeIn, Inc. (a)(b)	663	34,940
Mantech International Corp. (Class A)	756	25,024
MAXIMUS, Inc.	1,179	69,832
MicroStrategy, Inc. (Class A) (b)	672	119,844
MoneyGram International, Inc. (a)(b)	454	3,857
OSI Systems, Inc. (b)	471	34,133
PC Connection, Inc. (a)	1,069	27,388
PMC - Sierra, Inc. (b)	3,935	37,383
Qorvo, Inc. (b)(d)	2,917	202,440
Qualys, Inc. (b)	2,164	99,609
Rogers Corp. (b)	1,330	104,112
Sanmina Corp. (b)	5,958	135,247
Science Applications International Corp.	2,159	118,054
Spansion, Inc. (Class A) (b)	4,319	155,830
SS&C Technologies Holdings, Inc. (a)	2,889	175,305
Stamps.com, Inc. (b)	1,719	96,367
Super Micro Computer, Inc. (a)(b)	3,582	143,925
Sykes Enterprises, Inc. (b)	5,191	120,691

	Principal Amount ($) or Shares	Market Value $
SYNNEX Corp. (a)	1,618	123,373
Take-Two Interactive Software, Inc. (a)(b)	5,459	144,609
TeleTech Holdings, Inc. (b)	931	22,623
Tessera Technologies, Inc. (a)	1,099	44,026
The Hackett Group, Inc.	1,768	15,576
VASCO Data Security International, Inc. (a)(b)	1,805	46,244

		3,414,486

Materials - 2.9%
Berry Plastics Group, Inc. (b)	1,625	55,754
Boise Cascade Co. (b)	2,944	104,836
Chase Corp. (a)	716	30,838
Clearwater Paper Corp. (b)	1,854	113,205
Graphic Packaging Holding Co. (b)	11,958	180,446
Hawkins, Inc. (a)	195	7,603
Innophos Holdings, Inc.	1,725	96,824
Kaiser Aluminum Corp. (a)	418	31,580
Neenah Paper, Inc.	1,775	107,246

		728,332

Telecommunication Services - 0.5%
Inteliquent, Inc. (a)	1,366	20,148
Premiere Global Services, Inc. (b)	2,070	20,162
Vonage Holdings Corp. (b)	21,307	96,734

		137,044

Utilities - 6.9%
ALLETE, Inc.	2,275	124,761
American States Water Co. (a)	3,086	123,841
Avista Corp. (a)	3,656	124,670
Chesapeake Utilities Corp. (a)	814	38,421
Connecticut Water Service, Inc. (a)	487	18,068
Dynegy, Inc. (b)	4,581	127,672
Empire District Electric Co.	3,861	97,876
IDACORP, Inc. (a)	2,530	158,429
MGE Energy, Inc. (a)	1,629	70,194
New Jersey Resources Corp. (a)	2,306	144,309
Northwest Natural Gas Co.	2,072	97,902
NorthWestern Corp.	869	47,091
ONE Gas, Inc. (a)	1,202	50,015
Piedmont Natural Gas Co., Inc.	1,710	63,783
PNM Resources, Inc.	4,613	131,701
Portland General Electric Co. (a)	1,613	60,149
Southwest Gas Corp.	1,054	60,352
The Laclede Group, Inc.	852	44,100
Unitil Corp. (a)	584	19,844
WGL Holdings, Inc.	2,372	126,546

		1,729,724

Total Common Stocks (cost $20,981,427)		24,623,331

SSGA Dynamic Small Cap Fund	9

SSGA Dynamic Small Cap Fund

Schedule of Investments, continued — February 28, 2015 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Warrant - 0.0% (f)
Health Care - 0.0% (f)
BIOTIME, Inc. (expires 10/01/18) (a)(b) (cost $109)	110	130

Short-Term Investments - 26.0%
SSGA Prime Money Market Fund 0.20% (g)(h)	382,674	382,674
State Street Navigator Securities Lending Prime Portfolio (h)(i)	6,136,422	6,136,422

Total Short-Term Investments (cost $6,519,096)		6,519,096

Total Investments - 124.1% (identified cost $27,500,632)		31,142,557

Other Assets and Liabilities, Net - (24.1)%		(6,048,489)

Net Assets - 100.0%		25,094,068

Footnotes:

(a)	All or a portion of the shares of this security are on loan.
(b)	Non-income producing security
(c)	Real Estate Investment Trust (REIT)
(d)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased by the Fund.
(e)	Security is fair valued at fair value as determined in good faith by the Trust in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs.
(f)	Less than 0.05% of net assets
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 4).
(i)	Investments of cash collateral for securities loaned

Abbreviation

PLC Public Limited Company

Futures Contracts	Number of Contracts	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation) $
Long Positions
Russell 2000 Mini Index Futures	1	123,160	03/15	18

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts				18

During the period ended February 28, 2015, average notional value related to futures contracts was $20,527 or 0.1% of net assets.

See accompanying notes which are an integral part of the financial statements.

10	SSGA Dynamic Small Cap Fund

SSGA Dynamic Small Cap Fund

Presentation of Portfolio Holdings — February 28, 2015 (Unaudited)

	Market Value*				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$3,864,822	$—	$—	$3,864,822	15.4
Consumer Staples	718,048	—	—	718,048	2.9
Energy	415,467	—	—	415,467	1.7
Financials	7,178,230	—	—	7,178,230	28.6
Health Care	3,212,969	260	—	3,213,229	12.8
Industrials	3,223,949	—	—	3,223,949	12.8
Information Technology	3,414,486	—	—	3,414,486	13.6
Materials	728,332	—	—	728,332	2.9
Telecommunication Services	137,044	—	—	137,044	0.5
Utilities	1,729,724	—	—	1,729,724	6.9
Warrants
Health Care	130	—	—	130	0.0	**
Short-Term Investments	382,674	6,136,422	—	6,519,096	26.0

Total Investments	$25,005,875	$6,136,682	$—	$31,142,557	124.1

Other Assets & Liabilities, Net					(24.1)

					100.0

Other Financial Instruments***
Futures Contracts	18	—	—	18	0.0	**

*	For a description of the levels see Note 2 in the Notes to Financial Statements. There were no transfers in and out of Levels 1, 2 and 3 during the period ended February 28, 2015.
**	Less than 0.05% of net assets.
***	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

See accompanying notes which are an integral part of the financial statements.

SSGA Dynamic Small Cap Fund	11

SSGA Clarion Real Estate Fund

Shareholder Expense Example — February 28, 2015 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administration fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2014 to February 28, 2015.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Annualized Expense Ratio	Actual Performance	Hypothetical Performance (5% return before expenses)*
Class N
Beginning Account Value
September 1, 2014	1.00%	$1,000.00	$1,000.00
Ending Account Value
February 28, 2015		$1,114.80	$1,019.84
Expenses Paid During Period		$5.24	$5.01

Class A
Beginning Account Value
September 1, 2014	1.20%	$1,000.00	$1,000.00
Ending Account Value
February 28, 2015		$1,114.10	$1,018.85
Expenses Paid During Period		$6.29	$6.01

Class C
Beginning Account Value
September 1, 2014	1.95%	$1,000.00	$1,000.00
Ending Account Value
February 28, 2015		$1,109.10	$1,015.13
Expenses Paid During Period		$10.20	$9.74

12	SSGA Clarion Real Estate Fund

SSGA Clarion Real Estate Fund

Shareholder Expense Example, continued — February 28, 2015 (Unaudited)

	Annualized Expense Ratio	Actual Performance	Hypothetical Performance (5% return before expenses)*
Class I
Beginning Account Value
September 1, 2014	0.95%	$1,000.00	$1,000.00
Ending Account Value
February 28, 2015		$1,114.30	$1,020.09
Expenses Paid During Period		$4.98	$4.76

Class K
Beginning Account Value
September 1, 2014	0.75%	$1,000.00	$1,000.00
Ending Account Value
February 28, 2015		$1,116.40	$1,021.08
Expenses Paid During Period		$3.94	$3.76

*	Expenses are equal to the Fund’s annualized expense ratio (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

SSGA Clarion Real Estate Fund	13

SSGA Clarion Real Estate Fund

Schedule of Investments — February 28, 2015 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.8%
Diversified REITs - 5.2%
American Realty Capital Properties, Inc.	24,700	242,307
Cousins Properties, Inc.	14,800	158,804
Liberty Property Trust	8,400	312,648
Vornado Realty Trust	19,438	2,138,958

		2,852,717

Industrial REITs - 6.2%
DCT Industrial Trust, Inc.	24,175	872,234
ProLogis	58,824	2,512,373

		3,384,607

Office REITs - 18.4%
Alexandria Real Estate Equities, Inc.	11,200	1,074,192
BioMed Realty Trust, Inc.	14,200	315,808
Boston Properties, Inc.	14,855	2,041,225
Brandywine Realty Trust (a)	27,100	429,535
Digital Realty Trust, Inc. (a)	6,622	439,568
Douglas Emmett, Inc.	20,723	598,273
Duke Realty Corp.	38,608	824,667
Highwoods Properties, Inc. (a)	13,200	602,052
Kilroy Realty Corp. (a)	17,100	1,264,887
Paramount Group, Inc. (b)	27,000	495,450
QTS Realty Trust, Inc. (Class A)	7,900	282,899
SL Green Realty Corp.	13,248	1,681,569

		10,050,125

Residential REITs - 19.9%
American Residential Properties, Inc. (a)(b)	9,700	168,198
AvalonBay Communities, Inc. (a)	15,278	2,571,899
Camden Property Trust	11,900	866,201
Equity Residential	41,739	3,215,155
Essex Property Trust, Inc. (a)	7,047	1,567,464
Post Properties, Inc.	11,600	659,692
Sun Communities, Inc. (a)	8,900	601,551
UDR, Inc.	37,862	1,209,312

		10,859,472

Retail REITs - 27.1%
CBL & Associates Properties, Inc.	26,800	536,536
DDR Corp. (a)	58,200	1,102,308
General Growth Properties, Inc.	82,900	2,404,929
Kimco Realty Corp.	49,829	1,309,506
Kite Realty Group Trust	13,100	370,992
Ramco-Gershenson Properties Trust (a)	21,400	400,608
Regency Centers Corp.	15,500	1,017,265
Simon Property Group, Inc.	27,135	5,165,419

	Principal Amount ($) or Shares	Market Value $
Tanger Factory Outlet Centers, Inc. (a)	6,110	216,599
Taubman Centers, Inc.	9,049	654,605
The Macerich Co.	16,480	1,378,552
Urban Edge Properties (b)	9,219	220,703

		14,778,022

Specialized REITs - 23.0%
CubeSmart	36,900	856,080
HCP, Inc.	16,906	716,138
Health Care REIT, Inc.	36,195	2,790,996
Healthcare Realty Trust, Inc.	24,726	705,680
Healthcare Trust of America, Inc. (Class A)	14,150	392,663
Host Hotels & Resorts, Inc.	103,152	2,166,192
Pebblebrook Hotel Trust (a)	10,000	485,800
Public Storage	9,141	1,802,788
RLJ Lodging Trust	12,000	381,720
Senior Housing Properties Trust	17,300	386,655
Strategic Hotels & Resorts, Inc. (b)	51,400	674,368
Sunstone Hotel Investors, Inc.	31,386	547,686
Ventas, Inc.	8,834	657,867

		12,564,633

Total Common Stocks (cost $32,276,179)		54,489,576

Short-Term Investments - 4.6%
SSGA Prime Money Market Fund 0.20% (c)(d)	216,975	216,975
State Street Navigator Securities Lending Prime Portfolio (d)(e)	2,315,762	2,315,762

Total Short-Term Investments (cost $2,532,737)		2,532,737

Total Investments - 104.4% (identified cost $34,808,916)		57,022,313

Other Assets and Liabilities, Net - (4.4)%		(2,395,475)

Net Assets - 100.0%		54,626,838

Footnotes:

(a)	All or a portion of the shares of this security are on loan.
(b)	Non-income producing security
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 4).
(e)	Investments of cash collateral for securities loaned

Abbreviations:

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of the financial statements.

14	SSGA Clarion Real Estate Fund

SSGA Clarion Real Estate Fund

Presentation of Portfolio Holdings — February 28, 2015 (Unaudited)

	Market Value*				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Common Stocks
Diversified REITs	$2,852,717	$—	$—	$2,852,717	5.2
Industrial REITs	3,384,607	—	—	3,384,607	6.2
Office REITs	10,050,125	—	—	10,050,125	18.4
Residential REITs	10,859,472	—	—	10,859,472	19.9
Retail REITs	14,778,022	—	—	14,778,022	27.1
Specialized REITs	12,564,633	—	—	12,564,633	23.0
Short-Term Investments	216,975	2,315,762	—	2,532,737	4.6

Total Investments	$54,706,551	$2,315,762	$—	$57,022,313	104.4

Other Assets and Liabilities, Net					(4.4)

					100.0

*	For a description of the levels see Note 2 in the Notes to Financial Statements. There were no transfers in and out of Levels 1, 2 and 3 during the period ended February 28, 2015.

See accompanying notes which are an integral part of the financial statements.

SSGA Clarion Real Estate Fund	15

SSGA Enhanced Small Cap Fund

Shareholder Expense Example — February 28, 2015 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administration fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2014 to February 28, 2015.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Annualized Expense Ratio	Actual Performance	Hypothetical Performance (5% return before expenses)*
Class N
Beginning Account Value
September 1, 2014	0.75%	$1,000.00	$1,000.00
Ending Account Value
February 28, 2015		$1,072.30	$1,021.08
Expenses Paid During Period		$3.85	$3.76

Class A
Beginning Account Value
September 1, 2014	0.95%	$1,000.00	$1,000.00
Ending Account Value
February 28, 2015		$1,071.40	$1,020.09
Expenses Paid During Period		$4.88	$4.76

Class C
Beginning Account Value
September 1, 2014	1.70%	$1,000.00	$1,000.00
Ending Account Value
February 28, 2015		$1,067.20	$1,016.37
Expenses Paid During Period		$8.71	$8.50

16	SSGA Enhanced Small Cap Fund

SSGA Enhanced Small Cap Fund

Shareholder Expense Example, continued — February 28, 2015 (Unaudited)

	Annualized Expense Ratio	Actual Performance	Hypothetical Performance (5% return before expenses)*
Class I
Beginning Account Value
September 1, 2014	0.70%	$1,000.00	$1,000.00
Ending Account Value
February 28, 2015		$1,072.60	$1,021.33
Expenses Paid During Period		$3.60	$3.51

Class K
Beginning Account Value
September 1, 2014	0.51%	$1,000.00	$1,000.00
Ending Account Value
February 28, 2015		$1,073.60	$1,022.27
Expenses Paid During Period		$2.62	$2.56

*	Expenses are equal to the Fund’s annualized expense ratio (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

SSGA Enhanced Small Cap Fund	17

SSGA Enhanced Small Cap Fund

Schedule of Investments — February 28, 2015 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 98.9%
Consumer Discretionary - 13.2%
1-800-FLOWERS.COM, Inc. (Class A) (a)	7,849	97,956
AH Belo Corp. (Class A)	5,331	46,326
American Axle & Manufacturing Holdings, Inc. (a)	1,556	38,776
American Public Education, Inc. (a)	179	5,800
ANN, Inc. (a)	1,780	63,920
Arctic Cat, Inc.	478	17,428
Bloomin’ Brands, Inc. (a)	1,286	33,127
Bob Evans Farms, Inc.	181	10,603
Brown Shoe Co., Inc.	5,857	175,710
Brunswick Corp.	77	4,176
Build-A-Bear Workshop, Inc. (a)	5,083	110,149
Burlington Stores, Inc. (a)	100	5,557
Capella Education Co.	1,940	125,751
Christopher & Banks Corp. (a)	1,504	7,520
Cinedigm Corp. (Class A) (a)	10,532	16,325
Citi Trends, Inc. (a)	201	5,357
ClubCorp Holdings, Inc.	525	9,345
Cooper Tire & Rubber Co.	724	27,555
Core-Mark Holding Co., Inc.	2,661	187,121
Crocs, Inc. (a)	5,596	62,395
CSS Industries, Inc.	916	26,472
Culp, Inc.	164	3,565
Dana Holding Corp.	9,403	205,456
Denny’s Corp. (a)	15,679	180,465
Destination Maternity Corp.	254	4,161
DineEquity, Inc.	1,665	180,702
Express, Inc. (a)	5,982	82,671
Famous Dave’s of America, Inc. (a)	572	17,572
Flexsteel Industries, Inc.	176	5,254
FTD Cos., Inc. (a)	208	7,238
Gerber Scientific, Inc. (a)(b)	600	—
Grand Canyon Education, Inc. (a)	4,253	195,043
Harte-Hanks, Inc.	13,271	102,850
Haverty Furniture Cos., Inc.	2,930	67,536
Helen of Troy, Ltd. (a)	2,526	193,542
hhgregg, Inc. (a)	702	4,493
HSN, Inc.	2,446	165,276
Iconix Brand Group, Inc. (a)	4,068	137,376
Installed Building Products, Inc. (a)	429	7,482
Interval Leisure Group, Inc.	271	7,317
Isle of Capri Casinos, Inc. (a)	8,730	108,863
Jack in the Box, Inc. (c)	2,456	237,471
Johnson Outdoors, Inc. (Class A)	435	14,590
K12, Inc. (a)	4,166	70,530
Kirkland’s, Inc. (a)	2,101	49,941
La Quinta Holdings, Inc. (a)	1,382	30,694
La-Z-Boy, Inc.	6,719	167,639

	Principal Amount ($) or Shares	Market Value $
Marriott Vacations Worldwide Corp.	1,192	90,664
Motorcar Parts of America, Inc. (a)	1,353	35,516
National CineMedia, Inc.	6,954	105,979
New York & Co., Inc. (a)	6,149	13,774
Nexstar Broadcasting Group, Inc. (Class A)	134	7,307
Nutrisystem, Inc.	1,324	22,786
Outerwall, Inc.	62	4,000
Papa John’s International, Inc.	378	23,376
Pool Corp.	100	6,917
Radio One, Inc. (Class D) (a)	16,274	42,475
Red Robin Gourmet Burgers, Inc. (a)	44	3,673
Regis Corp. (a)	357	5,726
Ruth’s Hospitality Group, Inc.	6,999	106,805
Scholastic Corp.	1,348	49,889
Sears Hometown and Outlet Stores, Inc. (a)	290	3,854
Speedway Motorsports, Inc.	1,076	25,523
Sportsman’s Warehouse Holdings, Inc. (a)	498	3,665
Standard Motor Products, Inc.	151	6,330
Stein Mart, Inc.	500	8,220
Steiner Leisure, Ltd. (a)	1,752	80,802
Steven Madden, Ltd. (a)	193	7,046
Stoneridge, Inc. (a)	8,076	93,278
Strayer Education, Inc. (a)	243	14,791
Tenneco, Inc. (a)	365	21,258
Texas Roadhouse, Inc.	1,329	50,024
The Cato Corp. (Class A)	3,984	176,651
The Cheesecake Factory, Inc.	77	3,659
The Children’s Place, Inc.	121	6,896
The Finish Line, Inc. (Class A)	5,831	142,743
Tilly’s, Inc. (Class A) (a)	1,638	20,573
Time, Inc.	1,457	34,531
Tower International, Inc. (a)	4,489	121,517
TRI Pointe Homes, Inc. (a)	2,210	35,095
Unifi, Inc. (a)	700	22,624
Vitamin Shoppe, Inc. (a)	1,166	49,438
VOXX International Corp. (a)	841	7,233
Weyco Group, Inc.	219	5,900

		4,785,634

Consumer Staples - 2.7%
Cal-Maine Foods, Inc.	192	7,225
Central Garden & Pet Co. (Class A) (a)	1,320	12,778
Fresh Del Monte Produce, Inc.	4,036	142,108
Ingles Markets, Inc. (Class A)	1,162	50,245
J&J Snack Foods Corp.	101	10,220
John B Sanfilippo & Son, Inc.	1,425	52,796
Lancaster Colony Corp.	172	15,721

18	SSGA Enhanced Small Cap Fund

SSGA Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2015 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Medifast, Inc. (a)	4,434	140,292
National Beverage Corp. (a)	1,420	31,822
Nutraceutical International Corp. (a)	2,040	33,415
Omega Protein Corp. (a)	947	10,114
Sanderson Farms, Inc.	1,102	93,901
Seaboard Corp. (a)	17	68,170
SpartanNash Co.	262	6,956
SUPERVALU, Inc. (a)	19,896	196,573
The Andersons, Inc.	2,010	88,983
The Fresh Market, Inc. (a)	187	7,117
Village Super Market, Inc. (Class A)	129	3,564
Weis Markets, Inc.	282	13,302

		985,302

Energy - 3.8%
Abraxas Petroleum Corp. (a)	1,155	3,523
Adams Resources & Energy, Inc.	709	47,418
Alon USA Energy, Inc.	1,240	17,285
Basic Energy Services, Inc. (a)	520	3,869
Bonanza Creek Energy, Inc. (a)	134	3,611
C&J Energy Services, Inc. (a)	348	4,743
Callon Petroleum Co. (a)	9,913	72,563
Carrizo Oil & Gas, Inc. (a)	1,157	55,062
Cloud Peak Energy, Inc. (a)	5,895	48,869
Comstock Resources, Inc.	1,085	5,642
Delek US Holdings, Inc.	654	24,381
Forum Energy Technologies, Inc. (a)	5,526	107,923
Helix Energy Solutions Group, Inc. (a)	7,252	111,971
ION Geophysical Corp. (a)	2,725	6,213
Matrix Service Co. (a)	5,375	99,975
Natural Gas Services Group, Inc. (a)	217	4,184
Newpark Resources, Inc. (a)	674	6,383
Pacific Ethanol, Inc. (a)	10,949	100,512
Parker Drilling Co. (a)	19,248	59,476
Parsley Energy, Inc. (Class A) (a)	1,302	19,387
Penn Virginia Corp. (a)	1,481	9,834
Petroquest Energy, Inc. (a)	17,169	50,133
Pioneer Energy Services Corp. (a)	11,602	61,723
REX American Resources Corp. (a)	1,500	81,540
Stone Energy Corp. (a)	3,364	56,986
Tesco Corp.	2,224	23,641
VAALCO Energy, Inc. (a)	1,090	5,276
W&T Offshore, Inc.	638	3,809
Warren Resources, Inc. (a)	2,891	3,498
Western Refining, Inc. (c)	4,763	224,337
Westmoreland Coal Co. (a)	176	4,963
Willbros Group, Inc. (a)	8,567	54,315

		1,383,045

	Principal Amount ($) or Shares	Market Value $
Financials - 23.1%
1st Source Corp.	226	6,977
AG Mortgage Investment Trust, Inc. (d)	3,874	72,870
Alexander’s, Inc. (d)	15	6,606
Altisource Asset Management Corp. (a)	36	6,374
Altisource Portfolio Solutions SA (a)	417	8,398
Altisource Residential Corp. (d)	436	9,003
American Capital Mortgage Investment Corp. (d)	9,788	180,589
Ameris Bancorp	485	12,692
Anworth Mortgage Asset Corp. (d)	29,268	153,072
Apollo Commercial Real Estate Finance, Inc. (d)	9,060	154,835
Apollo Residential Mortgage, Inc. (d)	10,181	161,369
Ares Commercial Real Estate Corp. (d)	509	6,108
Argo Group International Holdings, Ltd.	1,901	91,067
ARMOUR Residential REIT, Inc. (d)	3,660	11,639
Ashford Hospitality Trust, Inc. (d)	2,376	25,304
Banco Latinoamericano de Comercio Exterior SA	213	6,699
BankFinancial Corp.	299	3,564
Banner Corp.	90	3,929
BBCN Bancorp, Inc.	5,598	76,973
BGC Partners, Inc. (Class A)	4,528	41,114
BNC Bancorp	589	9,554
Capital Bank Financial Corp. (a)	1,876	49,808
Capitol Federal Financial, Inc.	9,594	119,062
Capstead Mortgage Corp. (d)	11,717	140,252
Cascade Bancorp (a)	971	4,700
Cathay General Bancorp	3,814	98,516
Central Pacific Financial Corp.	620	14,223
Chatham Lodging Trust (d)	117	3,395
Chemical Financial Corp.	291	8,782
CNO Financial Group, Inc.	12,724	206,892
Colony Financial, Inc. (d)	7,913	199,487
Columbia Banking System, Inc.	238	6,707
ConnectOne Bancorp, Inc.	1,735	31,681
Consumer Portfolio Services, Inc. (a)	1,296	9,020
Cousins Properties, Inc. (d)	7,314	78,479
Cowen Group, Inc. (Class A) (a)	32,776	173,385
Credit Acceptance Corp. (a)	517	94,766
CyrusOne, Inc. (d)	5,528	164,292
CYS Investments, Inc. (d)	18,002	163,638
DCT Industrial Trust, Inc. (d)	98	3,536
DiamondRock Hospitality Co. (d)	492	7,124

SSGA Enhanced Small Cap Fund	19

SSGA Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2015 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Dynex Capital, Inc. (d)	888	7,406
Empire State Realty Trust, Inc. (Class A) (d)	2,511	44,445
Enova International, Inc. (a)	811	18,726
Ezcorp, Inc. (Class A) (a)	1,467	15,315
F.N.B. Corp.	5,379	69,013
FBL Financial Group, Inc. (Class A)	715	41,356
FelCor Lodging Trust, Inc. (d)	16,449	177,156
Fidelity & Guaranty Life	661	13,669
Fifth Street Asset Management, Inc. (a)	963	12,567
First American Financial Corp.	228	7,987
First Bancorp	1,293	22,731
First BanCorp- Puerto Rico (a)	27,368	180,355
First Commonwealth Financial Corp.	15,617	132,432
First Community Bancshares, Inc.	1,061	17,061
First Financial Bancorp	997	17,378
First Merchants Corp.	1,000	22,560
First Midwest Bancorp, Inc.	8,763	149,847
First NBC Bank Holding Co. (a)	4,159	136,082
FirstMerit Corp.	1,673	30,365
Flushing Financial Corp.	2,723	53,316
Gain Capital Holdings, Inc.	3,654	34,676
Gramercy Property Trust, Inc. (d)	547	3,856
Great Western Bancorp, Inc.	635	14,605
Hancock Holding Co.	303	8,869
Hatteras Financial Corp. (d)	10,540	193,409
HCI Group, Inc.	77	3,644
Heartland Financial USA, Inc.	699	21,466
Heritage Financial Corp.	559	9,011
Heritage Insurance Holdings, Inc. (a)	1,145	22,786
Heritage Oaks Bancorp	485	3,735
HFF, Inc. (Class A)	3,491	124,210
Hilltop Holdings, Inc. (a)	1,077	20,032
HomeTrust Bancshares, Inc. (a)	650	10,257
Horace Mann Educators Corp.	2,000	64,460
Horizon Bancorp	183	4,136
International Bancshares Corp.	412	10,201
Invesco Mortgage Capital, Inc. (d)	12,182	194,547
Investment Technology Group, Inc. (a)	5,135	115,640
JG Wentworth Co. (Class A) (a)	462	4,782
KCG Holdings, Inc. (Class A) (a)	9,293	116,906
Kite Realty Group Trust (d)	127	3,597
Ladder Capital Corp. (a)(d)	712	13,101
Lakeland Bancorp, Inc.	624	6,783
Maiden Holdings, Ltd.	5,223	74,741
MainSource Financial Group, Inc.	2,154	40,301
Marcus & Millichap, Inc. (a)	1,824	67,360
MB Financial, Inc.	1,026	32,001
Mercantile Bank Corp.	424	8,060

	Principal Amount ($) or Shares	Market Value $
Meta Financial Group, Inc.	162	5,779
Metro Bancorp, Inc.	244	6,166
MGIC Investment Corp. (a)	23,917	218,362
MidWestOne Financial Group, Inc.	678	19,499
Moelis & Co. (Class A)	230	7,401
Montpelier Re Holdings, Ltd.	4,742	170,902
National Bank Holdings Corp. (Class A)	317	5,909
National Penn Bancshares, Inc.	2,195	23,552
Nelnet, Inc. (Class A)	2,436	113,566
New Residential Investment Corp. (d)	14,088	212,870
Northfield Bancorp, Inc.	253	3,661
OceanFirst Financial Corp.	220	3,595
OFG Bancorp	9,042	157,783
Old National Bancorp	1,771	24,953
Pacific Premier Bancorp, Inc. (a)	223	3,519
Parkway Properties, Inc. (d)	5,973	105,185
PennyMac Financial Services, Inc. (Class A) (a)	394	6,879
PennyMac Mortgage Investment Trust (d)	7,979	171,070
Peoples Bancorp, Inc.	476	11,300
Piper Jaffray Cos. (a)	598	32,741
Preferred Bank/Los Angeles CA	1,224	32,987
Primerica, Inc.	1,656	87,337
PrivateBancorp, Inc.	1,836	63,764
Prosperity Bancshares, Inc.	282	14,588
Provident Financial Services, Inc.	3,943	71,763
PS Business Parks, Inc. (d)	342	28,448
RCS Capital Corp. (Class A)	2,178	24,829
RLJ Lodging Trust (d)	4,417	140,505
Safeguard Scientifics, Inc. (a)	389	7,161
Saul Centers, Inc. (d)	969	52,200
Select Income REIT (d)	399	9,851
Selective Insurance Group, Inc.	5,011	136,450
Simmons First National Corp. (Class A)	906	37,101
Southwest Bancorp, Inc.	3,654	60,876
State Bank Financial Corp.	3,011	61,424
Sterling Bancorp	1,346	18,467
Stewart Information Services Corp.	333	12,531
Strategic Hotels & Resorts, Inc. (a)(d)	476	6,245
Sunstone Hotel Investors, Inc. (d)	12,290	214,460
Symetra Financial Corp.	857	19,351
Talmer Bancorp, Inc. (Class A)	1,015	14,342
The Bancorp, Inc. (a)	531	4,960
Third Point Reinsurance, Ltd. (a)	1,001	14,054
Umpqua Holdings Corp.	13,004	215,086
Union Bankshares Corp.	367	8,026
United Financial Bancorp, Inc.	695	8,611

20	SSGA Enhanced Small Cap Fund

SSGA Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2015 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Universal Health Realty Income Trust (d)	264	13,419
Universal Insurance Holdings, Inc.	3,903	97,185
Univest Corp. of Pennsylvania	528	10,027
Walker & Dunlop, Inc. (a)	3,635	58,269
Webster Financial Corp.	6,061	209,286
Western Alliance Bancorp (a)	3,417	97,009
Westwood Holdings Group, Inc.	105	6,560
Wilshire Bancorp, Inc.	12,373	117,667
World Acceptance Corp. (a)	834	68,480
Yadkin Financial Corp. (a)	184	3,542

		8,374,973

Health Care - 14.8%
Aceto Corp.	295	6,316
Achaogen, Inc. (a)	2,402	26,830
Acorda Therapeutics, Inc. (a)	189	6,396
Adamas Pharmaceuticals, Inc. (a)	705	12,182
Aegerion Pharmaceuticals, Inc. (a)	506	13,763
Aerie Pharmaceuticals, Inc. (a)	124	3,487
Agios Pharmaceuticals, Inc. (a)	69	7,402
Alder Biopharmaceuticals, Inc. (a)	706	18,977
Alliance HealthCare Services, Inc. (a)	586	14,011
AmSurg Corp. (a)	121	7,272
Anacor Pharmaceuticals, Inc. (a)	556	24,186
ANI Pharmaceuticals, Inc. (a)	296	19,939
Anika Therapeutics, Inc. (a)	2,816	112,415
ARIAD Pharmaceuticals, Inc. (a)	18,321	148,950
Atrion Corp.	37	12,025
Bluebird Bio, Inc. (a)	431	41,083
Cambrex Corp. (a)	3,793	129,910
Cara Therapeutics, Inc. (a)	1,047	10,732
CONMED Corp.	3,487	178,883
Corcept Therapeutics, Inc. (a)	28,684	94,944
Corvel Corp. (a)	1,419	50,275
CTI BioPharma Corp. (a)	2,604	6,093
Cynosure, Inc. (Class A) (a)	379	11,529
Depomed, Inc. (a)	423	9,285
DexCom, Inc. (a)	1,170	71,066
Dyax Corp. (a)	7,511	113,491
Emergent Biosolutions, Inc. (a)	5,888	176,463
ExamWorks Group, Inc. (a)	119	4,808
Five Prime Therapeutics, Inc. (a)	575	14,800
Five Star Quality Care, Inc. (a)	2,361	8,594
Galena Biopharma, Inc. (a)	3,975	7,155
Genesis Healthcare, Inc. (a)	3,696	26,279
Geron Corp. (a)	27,113	81,881
Globus Medical, Inc. (Class A) (a)	198	4,807
Greatbatch, Inc. (a)	1,510	80,241
HealthSouth Corp.	159	6,910
HealthStream, Inc. (a)	185	4,788
Hyperion Therapeutics, Inc. (a)	1,984	58,627

	Principal Amount ($) or Shares	Market Value $
Infinity Pharmaceuticals, Inc. (a)	11,383	173,022
Inogen, Inc. (a)	107	3,558
Insulet Corp. (a)	275	8,726
Insys Therapeutics, Inc. (a)	351	21,081
Intrexon Corp. (a)	163	6,693
Isis Pharmaceuticals, Inc. (a)	1,087	74,525
Lannett Co., Inc. (a)	551	34,382
MacroGenics, Inc. (a)	2,335	80,721
Magellan Health, Inc. (a)	2,598	166,454
Masimo Corp. (a)	233	6,867
MedAssets, Inc. (a)	7,381	141,789
Merge Healthcare, Inc. (a)	14,092	56,368
Merit Medical Systems, Inc. (a)	9,893	194,002
MiMedx Group, Inc. (a)	623	6,448
Molina Healthcare, Inc. (a)	525	33,437
Natus Medical, Inc. (a)	327	11,703
Nektar Therapeutics (a)	7,889	103,109
Neurocrine Biosciences, Inc. (a)	5,625	219,656
NewLink Genetics Corp. (a)	1,339	57,684
NuVasive, Inc. (a)	2,598	118,858
Omnicell, Inc. (a)	3,257	114,158
OncoMed Pharmaceuticals, Inc. (a)	2,282	57,004
OraSure Technologies, Inc. (a)	867	6,208
Pacira Pharmaceuticals, Inc. (a)	765	87,799
PAREXEL International Corp. (a)	3,587	231,218
PDL BioPharma, Inc.	22,634	157,985
Phibro Animal Health Corp. (Class A)	559	20,275
Progenics Pharmaceuticals, Inc. (a)	760	4,948
Puma Biotechnology, Inc. (a)	852	181,485
RadNet, Inc. (a)	1,017	8,909
Raptor Pharmaceutical Corp. (a)	588	5,451
Repligen Corp. (a)	146	3,754
Rigel Pharmaceuticals, Inc. (a)	2,512	7,511
Sangamo Biosciences, Inc. (a)	10,154	170,790
Select Medical Holdings Corp.	2,556	34,659
STERIS Corp.	105	6,775
Supernus Pharmaceuticals, Inc. (a)	1,064	9,565
Surgical Care Affiliates, Inc. (a)	1,435	46,609
SurModics, Inc. (a)	2,275	54,714
Synergy Pharmaceuticals, Inc. (a)	28,561	86,254
Team Health Holdings, Inc. (a)	85	5,038
The Ensign Group, Inc.	4,097	180,555
The Providence Service Corp. (a)	1,267	58,282
Thoratec Corp. (a)	4,022	163,776
Threshold Pharmaceuticals, Inc. (a)	1,418	6,197
Triple-S Management Corp. (Class B) (a)	1,781	33,572
Vitae Pharmaceuticals, Inc. (a)	340	3,951
WellCare Health Plans, Inc. (a)	1,332	120,959
XenoPort, Inc. (a)	16,865	115,525
Zeltiq Aesthetics, Inc. (a)	5,451	181,900

SSGA Enhanced Small Cap Fund	21

SSGA Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2015 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

ZIOPHARM Oncology, Inc. (a)	3,196	35,987
Zogenix, Inc. (a)	6,334	10,641

		5,358,332

Industrials - 14.1%
AAON, Inc.	151	3,399
AAR Corp.	141	4,145
ABM Industries, Inc.	1,620	50,366
ACCO Brands Corp. (a)	16,617	126,455
Accuride Corp. (a)	3,676	19,814
Actuant Corp. (Class A)	53	1,348
Air Transport Services Group, Inc. (a)	930	8,361
American Woodmark Corp. (a)	2,204	116,063
Applied Industrial Technologies, Inc.	1,688	73,951
ARC Document Solutions, Inc. (a)	600	5,076
ArcBest Corp.	774	32,415
Argan, Inc.	2,086	67,649
Astronics Corp. (a)	2,800	194,768
Blount International, Inc. (a)	1,580	26,212
Briggs & Stratton Corp.	535	11,149
Casella Waste Systems, Inc. (Class A) (a)	2,991	13,160
CDI Corp.	787	14,481
CIRCOR International, Inc.	745	39,984
Columbus McKinnon Corp.	300	7,968
Continental Building Products, Inc. (a)	2,999	62,559
CRA International, Inc. (a)	401	12,066
Cubic Corp.	1,448	75,687
Curtiss-Wright Corp.	3,234	234,724
Deluxe Corp.	3,171	211,030
DXP Enterprises, Inc. (a)	438	20,060
Dycom Industries, Inc. (a)	4,628	205,252
Echo Global Logistics, Inc. (a)	226	6,563
EMCOR Group, Inc.	3,538	155,778
EnerSys	2,757	180,032
Engility Holdings, Inc.	3,635	131,224
Enphase Energy, Inc. (a)	2,188	30,151
Esterline Technologies Corp. (a)	99	11,667
Federal Signal Corp.	11,337	186,947
Forward Air Corp.	109	5,832
G&K Services, Inc. (Class A)	27	1,944
General Finance Corp. (a)	1,943	18,051
Global Brass & Copper Holdings, Inc.	595	8,354
H&E Equipment Services, Inc.	996	24,382
Heidrick & Struggles International, Inc.	577	13,813
Herman Miller, Inc.	1,936	59,958
Hillenbrand, Inc.	5,789	183,511
Hurco Cos., Inc.	101	3,447

	Principal Amount ($) or Shares	Market Value $
Huron Consulting Group, Inc. (a)	705	46,988
Hyster-Yale Materials Handling, Inc.	75	4,955
Insperity, Inc.	1,365	70,707
JetBlue Airways Corp. (a)	9,588	164,818
Kadant, Inc.	2,883	127,544
Kforce, Inc.	5,986	141,270
Knoll, Inc.	765	16,241
Korn/Ferry International (a)	2,831	86,629
Lydall, Inc. (a)	3,039	96,823
Marten Transport, Ltd.	2,033	47,145
Matson, Inc.	5,131	202,521
Matthews International Corp. (Class A)	74	3,579
Meritor, Inc. (a)	11,806	168,708
Moog, Inc. (Class A) (a)	51	3,848
Mueller Industries, Inc.	110	3,829
Mueller Water Products, Inc. (Class A)	915	8,381
MYR Group, Inc. (a)	433	11,968
Navigant Consulting, Inc. (a)	425	5,946
Orbital ATK, Inc.	1	48
PAM Transportation Services, Inc. (a)	2,950	154,787
Patrick Industries, Inc. (a)	893	49,338
PGT, Inc. (a)	11,638	118,359
Quality Distribution, Inc. (a)	7,729	84,942
Republic Airways Holdings, Inc. (a)	241	3,102
Resources Connection, Inc.	9,749	172,752
Rexnord Corp. (a)	1,002	27,625
RPX Corp. (a)	1,717	25,034
Saia, Inc. (a)	124	5,708
SP Plus Corp. (a)	572	12,933
Steelcase, Inc. (Class A)	9,547	178,720
Taser International, Inc. (a)	277	6,504
The Greenbrier Cos., Inc.	86	5,054
Thermon Group Holdings, Inc. (a)	2,697	66,130
TrueBlue, Inc. (a)	2,486	57,203
UniFirst Corp.	115	13,665
USA Truck, Inc. (a)	569	17,326
Viad Corp.	5,792	153,836
VSE Corp.	326	25,822
Watsco, Inc.	34	3,986
Werner Enterprises, Inc.	934	29,953
XPO Logistics, Inc. (a)	155	6,843

		5,091,366

Information Technology - 18.2%
ACI Worldwide, Inc. (a)	327	6,491
Actua Corp. (a)	265	4,441
Acxiom Corp. (a)	325	6,500
Advent Software, Inc.	3,864	170,673

22	SSGA Enhanced Small Cap Fund

SSGA Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2015 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Amkor Technology, Inc. (a)	6,530	63,537
Aruba Networks, Inc. (a)	204	5,061
Aspen Technology, Inc. (a)	5,827	224,951
AVG Technologies NV (a)	1,630	36,789
Bankrate, Inc. (a)	309	3,943
Barracuda Networks, Inc. (a)	2,789	106,233
Benchmark Electronics, Inc. (a)	6,246	146,531
Black Box Corp.	2,262	49,741
Blucora, Inc. (a)	4,049	60,006
Brooks Automation, Inc.	492	5,904
Cabot Microelectronics Corp. (a)	3,605	186,775
CalAmp Corp. (a)	480	9,192
Cardtronics, Inc. (a)	131	4,793
Checkpoint Systems, Inc. (a)	3,992	53,892
Ciena Corp. (a)	263	5,502
Coherent, Inc. (a)	106	6,810
comScore, Inc. (a)	271	13,981
Comtech Telecommunications Corp.	3,938	140,744
Constant Contact, Inc. (a)	1,424	58,854
Convergys Corp.	2,548	56,948
Cornerstone OnDemand, Inc. (a)	293	9,366
CTS Corp.	858	14,981
Datalink Corp. (a)	448	5,089
Demandware, Inc. (a)	189	11,943
Dice Holdings, Inc. (a)	15,374	134,676
Diodes, Inc. (a)	6,420	182,906
DTS, Inc. (a)	295	8,694
EarthLink Holdings Corp.	16,862	72,001
Ebix, Inc.	188	4,941
Emulex Corp. (a)	589	4,683
Envestnet, Inc. (a)	631	33,998
EPIQ Systems, Inc.	377	6,635
Euronet Worldwide, Inc. (a)	3,689	208,429
EVERTEC, Inc.	915	19,078
ExlService Holdings, Inc. (a)	1,926	67,217
Fabrinet (a)	1,583	28,415
Fair Isaac Corp.	1,569	133,553
Global Cash Access Holdings, Inc. (a)	12,843	91,314
Harmonic, Inc. (a)	22,069	172,359
Infinera Corp. (a)	338	5,763
Insight Enterprises, Inc. (a)	5,234	137,654
Integrated Device Technology, Inc. (a)	606	12,508
IXYS Corp.	1,103	13,203
j2 Global, Inc.	119	8,003
Lattice Semiconductor Corp. (a)	22,319	149,984
Lionbridge Technologies, Inc. (a)	12,510	70,431
Liquidity Services, Inc. (a)	1,008	9,959
LogMeIn, Inc. (a)	296	15,599
Manhattan Associates, Inc. (a)	4,568	227,715
Marchex, Inc. (Class B)	6,000	24,780
MAXIMUS, Inc.	1,955	115,795

	Principal Amount ($) or Shares	Market Value $
Methode Electronics, Inc.	4,734	184,105
Microsemi Corp. (a)	5,567	179,480
MKS Instruments, Inc.	103	3,642
Monolithic Power Systems, Inc.	360	18,983
Monotype Imaging Holdings, Inc.	1,142	36,555
Monster Worldwide, Inc. (a)	12,251	82,327
Netscout Systems, Inc. (a)	314	12,661
Newport Corp. (a)	4,789	95,589
OmniVision Technologies, Inc. (a)	7,394	198,233
OSI Systems, Inc. (a)	2,630	190,596
PC Connection, Inc.	2,857	73,196
Perficient, Inc. (a)	4,858	96,577
Pericom Semiconductor Corp.	8,600	134,160
Plantronics, Inc.	1,175	59,267
PMC - Sierra, Inc. (a)	8,500	80,750
Polycom, Inc. (a)	14,501	200,404
Progress Software Corp. (a)	1,068	29,199
Proofpoint, Inc. (a)	2,460	139,334
QAD, Inc. (Class A)	1,536	33,024
QLogic Corp. (a)	1,196	17,952
Qorvo, Inc. (a)	480	33,312
Quantum Corp. (a)	6,739	10,985
Rambus, Inc. (a)	517	6,204
RetailMeNot, Inc. (a)	1,494	26,040
Ruckus Wireless, Inc. (a)	575	7,280
Sanmina Corp. (a)	6,853	155,563
Science Applications International Corp.	1,778	97,221
ShoreTel, Inc. (a)	953	7,100
Sonus Networks, Inc. (a)	2,937	50,105
Spansion, Inc. (Class A) (a)	679	24,498
SS&C Technologies Holdings, Inc.	83	5,036
Super Micro Computer, Inc. (a)	119	4,781
Sykes Enterprises, Inc. (a)	7,417	172,445
Take-Two Interactive Software, Inc. (a)	1,258	33,324
TeleCommunication Systems, Inc. (Class A) (a)	1,142	3,654
TeleTech Holdings, Inc. (a)	2,110	51,273
Tessera Technologies, Inc.	5,074	203,265
The Hackett Group, Inc.	2,303	20,289
TiVo, Inc. (a)	6,452	72,133
Travelzoo, Inc. (a)	478	4,818
Tyler Technologies, Inc. (a)	57	6,804
Ultra Clean Holdings, Inc. (a)	9,085	75,042
Unisys Corp. (a)	2,051	46,435
Verint Systems, Inc. (a)	2,620	159,493
WebMD Health Corp. (a)	209	9,207
Zix Corp. (a)	934	3,736

		6,586,041

Materials - 4.8%
A. Schulman, Inc.	4,074	173,471
Berry Plastics Group, Inc. (a)	3,582	122,898

SSGA Enhanced Small Cap Fund	23

SSGA Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2015 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Boise Cascade Co. (a)	368	13,104
Calgon Carbon Corp. (a)	7,048	145,400
Chase Corp.	666	28,685
Clearwater Paper Corp. (a)	2,421	147,826
Commercial Metals Co.	8,457	127,278
Ferro Corp. (a)	471	6,005
FutureFuel Corp.	3,655	44,957
Graphic Packaging Holding Co. (a)	14,045	211,939
Handy & Harman, Ltd. (a)	1,152	48,303
Hawkins, Inc.	384	14,972
Headwaters, Inc. (a)	458	7,520
Innophos Holdings, Inc.	640	35,923
Innospec, Inc.	325	14,355
KapStone Paper and Packaging Corp.	1,222	42,110
Materion Corp.	1,004	36,767
Minerals Technologies, Inc.	146	10,692
Neenah Paper, Inc.	186	11,238
Olin Corp.	276	7,739
OM Group, Inc.	1,845	53,118
Omnova Solutions, Inc. (a)	6,498	51,789
P.H. Glatfelter Co.	3,557	87,147
Schweitzer-Mauduit International, Inc.	2,508	117,425
Senomyx, Inc. (a)	1,223	6,506
SunCoke Energy, Inc.	7,707	140,653
Tredegar Corp.	661	13,590
Worthington Industries, Inc.	759	20,493

		1,741,903

Telecommunication Services - 1.2%
Cincinnati Bell, Inc. (a)	16,413	54,983
IDT Corp. (Class B)	2,761	58,119
Inteliquent, Inc.	4,901	72,290
magicJack VocalTec, Ltd. (a)	3,150	24,318
Spok Holdings, Inc.	1,963	36,492
Vonage Holdings Corp. (a)	37,470	170,114

		416,316

Utilities - 3.0%
ALLETE, Inc.	178	9,762
American States Water Co.	337	13,524
Avista Corp.	3,755	128,046
Chesapeake Utilities Corp.	832	39,270
Cleco Corp.	2,433	132,428
Dynegy, Inc. (a)	1,490	41,526
El Paso Electric Co.	1,558	58,924
IDACORP, Inc.	2,334	146,155
NorthWestern Corp.	1,330	72,073
PNM Resources, Inc.	5,227	149,231
Portland General Electric Co.	489	18,235
South Jersey Industries, Inc.	111	6,291

	Principal Amount ($) or Shares	Market Value $
Southwest Gas Corp.	3,720	213,007
The Laclede Group, Inc.	707	36,594
UIL Holdings Corp.	293	14,811
Unitil Corp.	197	6,694

		1,086,571

Total Common Stocks (cost $29,098,508)		35,809,483

Short-Term Investment - 1.5%
SSGA Prime Money Market Fund 0.20% (c)(e)(f) (cost $543,138)	543,138	543,138

Total Investments - 100.4% (identified cost $29,641,646)		36,352,621

Other Assets and Liabilities, Net - (0.4)%		(127,773)

Net Assets - 100.0%		36,224,848

Footnotes:

(a)	Non-income producing security
(b)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs.
(c)	All or a portion of the shares of these securities are held as collateral for futures contracts purchased by the Fund.
(d)	Real Estate Investment Trust (REIT)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 4).

See accompanying notes which are an integral part of the financial statements.

24	SSGA Enhanced Small Cap Fund

SSGA Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2015 (Unaudited)

Futures Contracts	Number of Contracts	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index Futures	4	492,640	03/15	13,812

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts				13,812

During the period ended February 28, 2015, average notional value related to futures contracts was $662,947 or 1.8% of net assets.

Presentation of Portfolio Holdings — February 28, 2015 (Unaudited)

	Market Value*					% of Net Assets
Categories	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$4,785,634	$—	**	$—	$4,785,634	13.2
Consumer Staples	985,302	—		—	985,302	2.7
Energy	1,383,045	—		—	1,383,045	3.8
Financials	8,374,973	—		—	8,374,973	23.1
Health Care	5,358,332	—		—	5,358,332	14.8
Industrials	5,091,366	—		—	5,091,366	14.1
Information Technology	6,586,041	—		—	6,586,041	18.2
Materials	1,741,903	—		—	1,741,903	4.8
Telecommunication Services	416,316	—		—	416,316	1.2
Utilities	1,086,571	—		—	1,086,571	3.0
Short-Term Investment	543,138	—		—	543,138	1.5

Total Investments	36,352,621	—		—	36,352,621	100.4

Other Assets and Liabilities, Net						(0.4)

						100.0

Other Financial Instruments***
Futures Contracts	$13,812	$—		$—	$13,812	0.0	****

*	For a description of the levels see Note 2 in the Notes to Financial Statements. There were no transfers in and out of Levels 1, 2 and 3 during the period ended February 28, 2015.
**	Fund held a Level 2 security that was valued at $0 at February 28, 2015.
***	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.
****	Less than 0.05% of net assets.

See accompanying notes which are an integral part of the financial statements.

SSGA Enhanced Small Cap Fund	25

SSGA Emerging Markets Fund

Shareholder Expense Example — February 28, 2015 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administration fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2014 to February 28, 2015.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Annualized Expense Ratio	Actual Performance	Hypothetical Performance (5% return before expenses)*
Class N
Beginning Account Value
September 1, 2014	1.26%	$1,000.00	$1,000.00
Ending Account Value
February 28, 2015		$907.12	$1,018.55
Expenses Paid During Period		$5.96	$6.31

Class A
Beginning Account Value
September 1, 2014	1.46%	$1,000.00	$1,000.00
Ending Account Value
February 28, 2015		$905.65	$1,017.56
Expenses Paid During Period**		$6.90	$7.30

Class C
Beginning Account Value
September 1, 2014	2.21%	$1,000.00	$1,000.00
Ending Account Value
February 28, 2015		$902.44	$1,013.84
Expenses Paid During Period**		$10.42	$11.04

26	SSGA Emerging Markets Fund

SSGA Emerging Markets Fund

Shareholder Expense Example, continued — February 28, 2015 (Unaudited)

	Annualized Expense Ratio	Actual Performance	Hypothetical Performance (5% return before expenses)*
Class I
Beginning Account Value
September 1, 2014	1.22%	$1,000.00	$1,000.00
Ending Account Value
February 28, 2015		$906.81	$1,018.75
Expenses Paid During Period**		$5.77	$6.11

Class K
Beginning Account Value
September 1, 2014	1.02%	$1,000.00	$1,000.00
Ending Account Value
February 28, 2015		$907.47	$1,019.74
Expenses Paid During Period**		$4.82	$5.11

Select Class
Beginning Account Value September 1, 2014	1.02%	$1,000.00	$1,000.00
Ending Account Value February 28, 2015		$908.19	$1,019.74
Expenses Paid During Period		$4.83	$5.11

*	Expenses are equal to the Fund’s annualized expense ratio (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

SSGA Emerging Markets Fund	27

SSGA Emerging Markets Fund

Schedule of Investments — February 28, 2015 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 95.4%
Austria - 0.0% (a)
Erste Group Bank AG	3,269	85,674

Bermuda - 0.3%
Credicorp, Ltd.	5,643	819,477

Brazil - 4.0%
Banco ABC Brasil SA (b)	7,533	31,180
Banco Bradesco SA	73,300	964,164
Banco Bradesco SA ADR	133,293	1,756,802
Banco do Brasil SA	226,905	1,895,971
BB Seguridade Participacoes SA	137,483	1,569,159
Cielo SA	77,600	1,222,191
Direcional Engenharia SA	245,700	485,558
Light SA	156,200	768,138
Multiplus SA	47,400	583,911
Petroleo Brasileiro SA ADR (c)	206,066	1,366,218
Vale SA ADR (c)	183,277	1,359,915

		12,003,207

Canada - 0.1%
Pacific Rubiales Energy Corp.	112,000	334,181

Cayman Islands - 2.9%
ANTA Sports Products, Ltd.	328,000	659,739
ENN Energy Holdings, Ltd.	22,000	116,726
Evergrande Real Estate Group, Ltd.	1	—
Shimao Property Holdings, Ltd.	440,500	934,865
Tencent Holdings, Ltd.	393,300	6,891,548

		8,602,878

China - 14.0%
Agricultural Bank of China, Ltd. (Class H)	1,503,000	746,093
Bank of China, Ltd. (Class H)	9,645,100	5,546,449
Bank of Chongqing Co., Ltd. (Class H)	485,000	400,217
Beijing Capital Land, Ltd. (Class H)	1,222,000	627,087
China CITIC Bank Corp., Ltd. (Class H)	3,190,000	2,418,474
China CNR Corp., Ltd. (Class H) (b)(d)	2,775,000	3,814,113
China Construction Bank Corp. (Class H)	7,828,169	6,510,185
China Petroleum & Chemical Corp. (Class H)	2,282,100	1,912,588
China Sanjiang Fine Chemicals Co., Ltd. (c)	1,527,000	456,773
Chongqing Rural Commercial Bank (Class H)	3,635,000	2,263,732

	Principal Amount ($) or Shares	Market Value $
Great Wall Motor Co., Ltd. (Class H)	15,500	98,726
Guangzhou R&F Properties Co., Ltd. (Class H) (c)	516,000	600,108
Huaneng Power International, Inc. (Class H)	1,090,000	1,370,265
Industrial & Commercial Bank of China, Ltd. (Class H)	5,333,000	3,891,898
KWG Property Holding, Ltd.	3,041,500	1,976,477
Lao Feng Xiang Co., Ltd. (Class B)	161,000	517,454
Peak Sport Products Co., Ltd.	1,475,000	420,298
PetroChina Co., Ltd. (Class H)	1,342,000	1,557,286
Ping An Insurance Group Co of China, Ltd. (Class H)	120,500	1,340,046
Shandong Chenming Paper Holdings, Ltd. (Class B)	1,049,400	616,992
Shanghai Mechanical and Electrical Industry Co., Ltd. (Class B)	347,717	883,201
Shenzhen Expressway Co., Ltd. (Class H)	1,014,000	753,067
Sino-Ocean Land Holdings, Ltd.	1,695,500	1,058,075
Wuxi Little Swan Co., Ltd. (Class B)	261,050	481,319
Zhejiang Expressway Co., Ltd. (Class H)	1,152,000	1,417,014

		41,677,937

Czech Republic - 0.0% (a)
CEZ AS	5,135	129,618

Egypt - 0.5%
Commercial International Bank Egypt SAE	167,231	1,210,718
Orascom Hotels & Development (b)(e)	1	—
Six of October Development & Investment (b)	207,733	363,735

		1,574,453

Hong Kong - 6.2%
China Everbright, Ltd.	38,000	93,092
China Mobile, Ltd.	810,700	11,017,275
China Power International Development, Ltd. (c)	2,671,000	1,387,881
CNOOC, Ltd.	1,008,500	1,448,553
Far East Horizon, Ltd.	1,224,000	1,141,020
Guangdong Investment, Ltd.	794,000	1,022,726
Lenovo Group, Ltd. (c)	1,570,000	2,421,053

		18,531,600

28	SSGA Emerging Markets Fund

SSGA Emerging Markets Fund

Schedule of Investments, continued — February 28, 2015 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Hungary - 0.3%
OTP Bank PLC	55,227	874,313

India - 9.5%
Aditya Birla Nuvo, Ltd.	8,155	227,075
AIA Engineering, Ltd.	28,861	529,916
Amara Raja Batteries, Ltd.	20,148	286,613
Aurobindo Pharma, Ltd.	71,741	1,257,629
Bayer CropScience, Ltd.	5,201	287,336
Bharat Petroleum Corp., Ltd.	31,265	377,477
Britannia Industries, Ltd.	49,441	1,676,218
Coal India, Ltd. (b)	65,704	418,803
Dewan Housing Finance Corp., Ltd.	138,949	1,109,816
HCL Technologies, Ltd.	42,491	1,389,233
Hero MotoCorp, Ltd.	15,627	678,797
Hindustan Unilever, Ltd.	280,701	4,133,419
ICICI Bank, Ltd.	134,535	753,487
Indiabulls Housing Finance, Ltd.	106,726	1,076,067
Infosys, Ltd.	80,043	2,974,108
Kaveri Seed Co., Ltd.	59,672	888,346
Lupin, Ltd.	42,956	1,214,173
Mindtree, Ltd.	50,066	1,172,486
MRF, Ltd.	944	629,288
Oil & Natural Gas Corp., Ltd.	15,974	83,986
Power Finance Corp., Ltd.	123,937	587,751
Reliance Industries, Ltd.	97,418	1,363,663
Rural Electrification Corp., Ltd.	187,414	1,002,341
Tata Motors, Ltd.	325,005	3,120,164
Torrent Pharmaceuticals, Ltd.	49,921	867,812

		28,106,004

Indonesia - 2.9%
Bank Negara Indonesia Persero Tbk PT	5,417,700	2,881,755
Bank Rakyat Indonesia Persero Tbk PT	2,316,100	2,307,140
Perusahaan Gas Negara Persero Tbk PT	2,336,300	939,943
Telekomunikasi Indonesia Persero Tbk PT	10,312,800	2,341,824

		8,470,662

Malaysia - 1.7%
DiGi.Com Bhd	1,883,200	3,318,069
IJM Corp. Bhd	597,900	1,191,155
Tenaga Nasional Bhd	101,700	415,378

		4,924,602

Mexico - 4.8%
America Movil SAB de CV ADR (Series L)	118,762	2,539,132
Cemex S.A.B. de C.V. (b)	239,000	242,562

	Principal Amount ($) or Shares	Market Value $
Credito Real S.A.B. de C.V.	419,602	1,017,558
Fibra Uno Administracion S.A. de C.V. (f)	525,400	1,475,801
Gentera S.A.B. de C.V. (b) (c)	528,800	1,015,268
Gruma S.A.B. de C.V. (Class B)	95,500	1,171,590
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (b)	102,200	485,754
Grupo Aeroportuario del Pacifico S.A.B. de C.V. (Class B)	102,000	692,527
Grupo Financiero Interacciones S.A. de C.V.	158,900	1,077,039
Grupo Mexico SAB de CV (Series B)	397,568	1,204,356
Infraestructura Energetica Nova S.A.B. de C.V. (c)	195,400	1,025,727
Mexico Real Estate Management S.A. de C.V. (b)(f)	601,300	1,036,037
OHL Mexico S.A.B. de CV (b)	650,000	1,343,761

		14,327,112

Oman - 0.2%
Bank Muscat SAOG	314,471	490,021

Philippines - 2.2%
BDO Unibank, Inc.	336,380	846,863
DMCI Holdings, Inc.	3,414,140	1,223,484
First Gen Corp.	1,253,900	829,013
First Philippine Holdings Corp.	378,940	886,972
Globe Telecom, Inc.	18,400	795,010
Nickel Asia Corp.	1,315,200	865,067
Universal Robina Corp.	187,430	926,735

		6,373,144

Poland - 1.6%
Asseco Poland SA	31,342	457,424
PGE Polska Grupa Energetyczna SA	221,696	1,239,203
Polski Koncern Naftowy Orlen SA	67,978	1,001,465
Powszechny Zaklad Ubezpieczen SA	15,248	2,010,251

		4,708,343

Qatar - 0.7%
Qatar National Bank SAQ	24,093	1,345,209
The Commercial Bank of Qatar QSC	33,674	638,124

		1,983,333

Russia - 3.4%
Aeroflot - Russian Airlines OJSC (b)	599,928	380,114
Alrosa AO (b)	749,429	854,222
Gazprom OAO ADR	196,195	979,013

SSGA Emerging Markets Fund	29

SSGA Emerging Markets Fund

Schedule of Investments, continued — February 28, 2015 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Lukoil OAO (b)	40,411	1,964,096
Magnit OJSC (b)	3,654	676,469
MMC Norilsk Nickel OJSC ADR	114,535	2,070,793
Moscow Exchange MICEX-RTS OAO	969,510	1,207,955
Severstal PAO GDR	61,591	694,130
Surgutneftegas OAO (b)	1,797,703	1,128,815

		9,955,607

Singapore - 0.2%
Yangzijiang Shipbuilding Holdings, Ltd.	782,500	703,351

South Africa - 7.5%
Astral Foods, Ltd.	46,751	699,953
AVI, Ltd.	207,187	1,488,393
Barclays Africa Group, Ltd.	45,486	751,426
Capital Property Fund (f)	702,774	850,570
Cashbuild, Ltd.	32,910	614,927
Emira Property Fund (f)	637,511	1,002,728
FirstRand, Ltd.	343,513	1,575,275
Investec, Ltd.	206,170	1,820,213
Lewis Group, Ltd. (c)	338,399	2,660,724
Mondi, Ltd.	30,426	620,360
Mr Price Group, Ltd.	51,212	1,184,112
MTN Group, Ltd.	52,860	936,270
Naspers, Ltd.	15,692	2,303,058
Netcare, Ltd.	294,637	1,037,221
Sappi, Ltd. (b)	128,476	539,607
Sasol, Ltd.	41,420	1,504,349
Steinhoff International Holdings, Ltd. (c)	253,780	1,463,316
Sun International, Ltd.	43,366	489,436
The Bidvest Group, Ltd.	30,622	844,339

		22,386,277

South Korea - 13.3%
Amorepacific Corp.	425	1,105,531
BGF retail Co., Ltd.	9,179	751,013
Daeduck Electronics Co. (b)	47,812	409,487
Dongsuh Co., Inc.	34,558	908,385
Hana Financial Group, Inc.	5	137
Hyundai Motor Co.	5,493	803,268
Industrial Bank of Korea	162,825	2,002,768
KB Financial Group, Inc.	40,729	1,447,252
Kia Motors Corp.	35,293	1,463,106
Korea Electric Power Corp.	34,876	1,420,397
Korea Zinc Co., Ltd. (b)	2,420	902,911
Korean Air Lines Co., Ltd. (b)	18,098	827,771
Korean Reinsurance Co.	80,331	761,188
KT&G Corp.	8,123	592,082
LF Corp.	19,137	549,237
LG Chem, Ltd.	3,707	776,830

	Principal Amount ($) or Shares	Market Value $
LG Corp.	12,766	739,755
LG Display Co., Ltd.	69,845	2,163,665
LG Household & Health Care, Ltd.	1,132	691,030
Poongsan Holdings Corp.	2,446	92,487
POSCO	5,176	1,261,519
S&T Motiv Co., Ltd.	19,630	869,225
Samsung Electronics Co., Ltd.	10,632	13,145,300
Seah Besteel Corp.	18,662	590,015
Sindoh Co., Ltd.	7,216	470,087
SK Hynix, Inc.	63,350	2,689,727
SK Telecom Co., Ltd.	7,553	1,971,604
SL Corp. (b)	10,297	168,403

		39,574,180

Taiwan - 13.1%
Advanced Semiconductor Engineering, Inc.	843,000	1,135,453
Asustek Computer, Inc.	189,000	1,964,926
AU Optronics Corp.	3,371,000	1,776,470
Cheng Loong Corp.	277,000	112,017
Chimei Materials Technology Corp.	541,000	550,389
CTBC Financial Holding Co., Ltd.	1,070,831	712,637
Everlight Electronics Co., Ltd.	225,000	579,605
Far EasTone Telecommunications Co., Ltd.	948,000	2,342,455
Farglory Land Development Co., Ltd.	272,000	324,789
Fubon Financial Holding Co., Ltd.	1,001,366	1,785,591
Grand Pacific Petrochemical	1,262,000	677,112
Highwealth Construction Corp.	971,000	2,068,457
Hon Hai Precision Industry Co., Ltd.	1,283,296	3,559,149
Innolux Corp.	1,745,235	894,707
King’s Town Bank Co., Ltd.	1,070,969	1,156,053
Mega Financial Holding Co., Ltd.	1,098,000	872,317
Pegatron Corp.	971,000	2,665,187
Powertech Technology, Inc. (b)	1,095,000	1,872,361
SinoPac Financial Holdings Co., Ltd.	2,327,010	952,144
Taichung Commercial Bank Co., Ltd.	2,292,062	762,683
Taishin Financial Holding Co., Ltd.	3,967,852	1,699,335
Taiwan Semiconductor Manufacturing Co., Ltd.	1,825,782	8,749,568
Taiwan Surface Mounting Technology Co., Ltd.	412,000	538,532
Wistron NeWeb Corp.	512,212	1,200,408

		38,952,345

30	SSGA Emerging Markets Fund

SSGA Emerging Markets Fund

Schedule of Investments, continued — February 28, 2015 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Thailand - 2.5%
Advanced Info Service PCL	128,200	923,928
Airports of Thailand PCL	85,400	816,227
Asia Plus Group Holdings Securities	779,600	106,101
Kasikornbank PCL NVDR	218,500	1,466,579
Krung Thai Bank PCL	1,177,700	830,546
Krungthai Card PCL	300,900	823,682
Major Cineplex Group PCL	825,000	740,025
Supalai PCL	905,500	660,990
Thanachart Capital PCL	859,000	929,941

		7,298,019

Turkey - 2.4%
Adana Cimento Sanayii TAS (Class A)	66,246	182,469
Cimsa Cimento Sanayi VE Tica	107,697	714,775
Dogus Otomotiv Servis ve Ticaret AS	304,932	1,555,838
Emlak Konut Gayrimenkul Yatirim Ortakligi AS (f)	289,791	361,560
Trakya Cam Sanayii AS	703,744	1,032,319
Turk Hava Yollari Anonim Ortakligi (b)	351,539	1,268,158
Turkiye Is Bankasi (Class C)	340,400	853,476
Turkiye Sise ve Cam Fabrikalari AS	358,736	529,088
Yapi ve Kredi Bankasi AS	408,735	755,981

		7,253,664

United Arab Emirates - 0.7%
Abu Dhabi Commercial Bank PJSC	319,763	670,372
Al Waha Capital PJSC	344,862	279,807
First Gulf Bank PJSC	219,049	1,064,575

		2,014,754

United Kingdom - 0.4%
Gem Diamonds, Ltd. (b)	461,385	1,082,711

Total Common Stocks (cost $215,873,696)		283,237,467

Preferred Stocks - 3.7%
Brazil - 2.4%
Banco ABC Brasil SA	234,501	987,155
Banco do Estado do Rio Grande do Sul SA (Class B)	349,514	1,567,350
Centrais Eletricas Brasileiras SA (Class B)	217,896	531,931
Itau Unibanco Holding SA	122,723	1,577,944
Itausa - Investimentos Itau SA	397,772	1,413,834

	Principal Amount ($) or Shares	Market Value $
Petroleo Brasileiro SA	258,062	869,979
Vale SA	49,937	325,613

		7,273,806

Russia - 0.3%
AK Transneft OAO (b)	377	844,200

South Korea - 1.0%
Samsung Electronics Co., Ltd.	3,028	2,891,298

Total Preferred Stocks (cost $10,136,309)		11,009,304

Equity-Linked Securities - 1.3%
United Kingdom - 1.3%
HSBC Bank PLC, Dallah Healthcare Holding (expires 12/24/15)	19,801	744,438
HSBC Bank PLC, Samba Finacial Group (expires 6/29/17)	66,840	866,153
HSBC Bank PLC, Saudi Basic Industries (expires 10/31/16)	56,214	1,371,475
HSBC Bank PLC, Yaubu National Petrochemicals (expires 7/31/17)	56,000	716,722

Total Equity-Linked Securities (cost $3,847,916)		3,698,788

Rights - 0.0% (a)
Brazil - 0.0% (a)
Itausa - Investimentos Itau SA (expires 03/25/15) (b)	2,919	3,496

South Korea - 0.0% (a)
Korean Air Lines Co., Ltd. (expires 03/25/15) (b)	3,430	44,690

Total Rights (cost $0)		48,186

Short-Term Investments - 2.5%
United States - 2.5%
SSGA Prime Money Market Fund 0.20% (g)(h)	100	100

SSGA Emerging Markets Fund	31

SSGA Emerging Markets Fund

Schedule of Investments, continued — February 28, 2015 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

State Street Navigator Securities Lending Prime Portfolio (h)(i)	7,474,803	7,474,803

Total Short-Term Investments (cost $7,474,903)		7,474,903

Total Investments - 102.9% (j) (identified cost $237,332,824)		305,468,648

Other Assets and Liabilities, Net - (2.9)%		(8,485,311)

Net Assets - 100.0%		296,983,337

Footnotes:

(a)	Less than 0.05% of net assets
(b)	Non-income producing security
(c)	All or a portion of the shares of this security are on loan.
(d)	Restricted security Rule (144A) or Section 4 (2) commercial paper. Security may have contractual restrictions on resale, may have been offered in a private placement transaction.
(e)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs.
(f)	Real Estate Investment Trust (REIT)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 4).
(i)	Investments of cash collateral for securities loaned
(j)	All or a portion of the shares of these securities are held as collateral for forward foreign currency contracts purchased by the Fund.

Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depository Receipt

PCL - Public Company Limited

PLC - Public Limited Company

Sector Exposure	% of Net Assets		Market Value $
Common Stocks
Consumer Discretionary	7.6		22,539,929
Consumer Staples	5.3		15,709,164
Energy	5.2		15,440,493
Financials	30.4		90,346,668
Health Care	1.5		4,376,835
Industrials	6.7		19,988,802
Information Technology	20.5		60,893,064
Materials	5.4		16,204,958
Telecommunication Services	8.8		26,185,567
Utilities	3.9		11,551,987
Preferred Stocks
Energy	0.6		1,714,179
Financials	1.8		5,546,283
Information Technology	1.0		2,891,298
Materials	0.1		325,613
Utilities	0.2		531,931
Equity-Linked Securities
Financials	1.3		3,698,788
Rights
Financials	0.0	*	3,496
Industrials	0.0	*	44,690
Short Term Investments	2.6		7,474,903

Total Investments	102.9		305,468,648
Other Assets & Liabilities	(2.9)		(8,485,311)

	100.0		296,983,337

*	Less than 0.05% of net assets.

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America N.A.	USD	1,239,099	CZK	29,980,000	03/19/15	(20,469)
Bank of America N.A.	USD	2,680,000	EUR	2,367,573	03/19/15	(30,088)
Barclays Capital	USD	3,101,998	BRL	8,328,243	03/19/15	(183,101)
Barclays Capital	USD	1,875,099	TWD	59,000,000	03/19/15	3,611
Barclays Capital	USD	1,243,872	TWD	39,580,000	03/19/15	16,456
Barclays Capital	BRL	2,500,000	USD	931,446	03/19/15	55,242
Barclays Capital	TWD	131,930,125	USD	4,236,541	03/19/15	35,549
BNP Paribas SA	USD	1,592,282	CZK	39,154,218	03/19/15	(737)
Citibank N.A.	USD	2,792,106	PEN	8,386,090	03/19/15	(88,427)
Citibank N.A.	HKD	83,343,574	USD	10,751,235	03/19/15	5,450

See accompanying notes which are an integral part of the financial statements.

32	SSGA Emerging Markets Fund

SSGA Emerging Markets Fund

Schedule of Investments, continued — February 28, 2015 (Unaudited)

Foreign Currency Exchange Contracts, continued
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Citibank N.A.	PEN	2,515,000	USD	834,716	03/19/15	23,879
Citibank N.A.	USD	5,845,171	ZAR	68,654,455	03/19/15	24,510
Credit Suisse International	USD	611,290	PLN	2,058,945	03/19/15	(56,217)
Deutsche Bank AG	USD	382,836	CZK	9,206,000	03/19/15	(8,629)
Deutsche Bank AG	USD	2,022,536	IDR	25,437,434,000	03/19/15	(59,478)
Deutsche Bank AG	USD	2,002,507	INR	126,157,928	03/19/15	31,478
Deutsche Bank AG	USD	9,401,034	MYR	33,148,047	03/19/15	(216,492)
Deutsche Bank AG	USD	1,413,208	THB	46,650,000	03/19/15	28,523
Deutsche Bank AG	IDR	7,631,230,000	USD	597,918	03/19/15	9,001
Deutsche Bank AG	INR	37,850,000	USD	604,054	03/19/15	(6,184)

Deutsche Bank AG	MYR	9,950,000	USD	2,756,233	03/19/15	(678)
Deutsche Bank AG	PLN	2,013,000	USD	540,605	03/19/15	(2,081)
Deutsche Bank AG	THB	155,507,164	USD	4,655,903	03/19/15	(150,088)
Deutsche Bank AG	THB	7,300,000	USD	221,750	03/19/15	(3,859)
Deutsche Bank AG	TRY	620,000	USD	252,156	03/19/15	6,133
Deutsche Bank AG	TRY	730,000	USD	311,032	03/19/15	21,360
Goldman Sachs Capital Markets L.P.	USD	2,846,282	TRY	6,573,943	03/19/15	(237,673)
JP Morgan Chase Bank, N.A.	USD	355,821	KRW	386,066,000	03/19/15	(4,307)
JP Morgan Chase Bank, N.A.	USD	900,000	PHP	39,681,000	03/19/15	(700)
JP Morgan Chase Bank, N.A.	USD	1,226,563	PHP	54,950,000	03/19/15	18,782
JP Morgan Chase Bank, N.A.	USD	1,452,250	RUB	83,504,388	03/19/15	(107,590)
JP Morgan Chase Bank, N.A.	CZK	111,920,218	USD	5,047,504	03/19/15	498,159
JP Morgan Chase Bank, N.A.	KRW	1,286,888,650	USD	1,161,137	03/19/15	(10,579)
JP Morgan Chase Bank, N.A.	KRW	1,206,000,000	USD	1,107,438	03/19/15	9,371
JP Morgan Chase Bank, N.A.	PHP	183,149,830	USD	4,085,430	03/19/15	(65,338)
JP Morgan Chase Bank, N.A.	RUB	46,636,450	USD	665,000	03/19/15	(85,980)
JP Morgan Chase Bank, N.A.	RUB	25,050,000	USD	364,364	03/19/15	(39,013)
Societe Generale	USD	1,396,258	CZK	33,580,000	03/19/15	(31,294)
Societe Generale	USD	753,562	EUR	660,000	03/19/15	(14,855)
Societe Generale	USD	1,096,558	EUR	930,000	03/19/15	(55,653)
Societe Generale	USD	3,224,581	HKD	25,000,000	03/19/15	(1,242)
Societe Generale	HKD	14,983,000	USD	1,932,672	03/19/15	860
Societe Generale	MXN	12,230,000	USD	836,600	03/19/15	18,219
Societe Generale	PLN	620,000	USD	170,081	03/19/15	2,935
Societe Generale	TRY	1,975,000	USD	855,200	03/19/15	71,500
Societe Generale	ZAR	20,600,000	USD	1,773,721	03/19/15	12,504
Standard Chartered Bank	EUR	3,092,164	USD	3,850,178	03/19/15	389,264
Toronto Dominion Bank	USD	2,787,814	MXN	40,769,834	03/19/15	(59,668)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(257,634)

During the period ended February 28, 2015, average notional value related to foreign currency exchange contracts was $99,454,079 or 33.5% of net assets.

Foreign Currency Abbreviations:

BRL - Brazilian Real

CZK - Czech Koruna

EUR - Euro Currency

HKD - Hong Kong Dollar

IDR - Indonesian Rupiah

INR - Indian Rupee

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

See accompanying notes which are an integral part of the financial statements.

SSGA Emerging Markets Fund	33

SSGA Emerging Markets Fund

Schedule of Investments, continued — February 28, 2015 (Unaudited)

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RUB - Russian Ruble

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

Presentation of Portfolio Holdings — February 28, 2015 (Unaudited)

	Market Value*					% of Net Assets
Categories	Level 1	Level 2		Level 3	Total
Common Stocks
Austria	$85,674	$—		$—	$85,674	0.0	**
Bermuda	819,477	—		—	819,477	0.3
Brazil	12,003,207	—		—	12,003,207	4.0
Canada	334,181	—		—	334,181	0.1
Cayman Islands	8,602,878	—		—	8,602,878	2.9
China	41,677,937	—		—	41,677,937	14.0
Czech Republic	129,618	—		—	129,618	0.0	**
Egypt	1,574,453	—	***	—	1,574,453	0.5
Hong Kong	18,531,600	—		—	18,531,600	6.2
Hungary	874,313	—		—	874,313	0.3
India	28,106,004	—		—	28,106,004	9.5
Indonesia	8,470,662	—		—	8,470,662	2.9
Malaysia	4,924,602	—		—	4,924,602	1.7
Mexico	14,327,112	—		—	14,327,112	4.8
Oman	490,021	—		—	490,021	0.2
Philippines	6,373,144	—		—	6,373,144	2.2
Poland	4,708,343	—		—	4,708,343	1.6
Qatar	1,983,333	—		—	1,983,333	0.7
Russia	9,955,607	—		—	9,955,607	3.4
Singapore	703,351	—		—	703,351	0.2
South Africa	22,386,277	—		—	22,386,277	7.5
South Korea	39,574,180	—		—	39,574,180	13.3
Taiwan	38,952,345	—		—	38,952,345	13.1
Thailand	7,298,019	—		—	7,298,019	2.5
Turkey	7,253,664	—		—	7,253,664	2.4
United Arab Emirates	2,014,754	—		—	2,014,754	0.7
United Kingdom	1,082,711	—		—	1,082,711	0.4
Preferred Stocks
Brazil	7,273,806	—		—	7,273,806	2.4
Russia	844,200	—		—	844,200	0.3
South Korea	2,891,298	—		—	2,891,298	1.0
Equity-Linked Securities
United Kingdom	—	3,698,788		—	3,698,788	1.3
Rights
Brazil	3,496	—		—	3,496	0.0	**
South Korea	44,690	—		—	44,690	0.0	**
Short Term Investments	100	7,474,803		—	7,474,903	2.5

Total Investments	$294,295,057	$11,173,591		$—	$305,468,648	102.9

Other Assets and Liabilities, Net						(2.9)

						100.0

See accompanying notes which are an integral part of the financial statements.

34	SSGA Emerging Markets Fund

SSGA Emerging Markets Fund

Presentation of Portfolio Holdings, continued — February 28, 2015 (Unaudited)

	Market Value*				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Assets:
Other Financial Instruments****
Foreign Currency Exchange Contracts	$—	$1,282,786	$—	$1,282,786	0.4

Total Other Financial Instruments	$—	$1,282,786	$—	$1,282,786	0.4

Liabilities:
Other Financial Instruments****
Foreign Currency Exchange Contracts	$—	$(1,540,420)	$—	$(1,540,420)	(0.5)

Total Other Financial Instruments	$—	$(1,540,420)	$—	$(1,540,420)	(0.5)

*	For a description of the levels see Note 2 in the Notes to Financial Statements. There were no transfers in and out of Levels 1, 2 and 3 during the period ended February 28, 2015.
**	Less than 0.05% of net assets.
***	Fund held a Level 2 security that was valued at $0 at February 28, 2015.
****	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

See accompanying notes which are an integral part of the financial statements.

SSGA Emerging Markets Fund	35

SSGA International Stock Selection Fund

Shareholder Expense Example — February 28, 2015 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administration fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2014 to February 28, 2015.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Annualized Expense Ratio	Actual Performance	Hypothetical Performance (5% return before expenses)*
Class N
Beginning Account Value September 1, 2014	1.00%	$1,000.00	$1,000.00
Ending Account Value February 28, 2015		$1,003.70	$1,019.84
Expenses Paid During Period		$4.97	$5.01

Class A
Beginning Account Value September 1, 2014	1.19%	$1,000.00	$1,000.00
Ending Account Value February 28, 2015		$1,003.70	$1,018.90
Expenses Paid During Period		$5.91	$5.96

Class C
Beginning Account Value September 1, 2014	1.95%	$1,000.00	$1,000.00
Ending Account Value February 28, 2015		$999.30	$1,015.13
Expenses Paid During Period		$9.67	$9.74

36	SSGA International Stock Selection Fund

SSGA International Stock Selection Fund

Shareholder Expense Example, continued — February 28, 2015 (Unaudited)

	Annualized Expense Ratio	Actual Performance	Hypothetical Performance (5% return before expenses)*
Class I
Beginning Account Value September 1, 2014	0.95%	$1,000.00	$1,000.00
Ending Account Value February 28, 2015		$1,004.70	$1,020.09
Expenses Paid During Period		$4.72	$4.76

Class K
Beginning Account Value September 1, 2014	0.75%	$1,000.00	$1,000.00
Ending Account Value February 28, 2015		$1,005.80	$1,021.08
Expenses Paid During Period		$3.73	$3.76

*	Expenses are equal to the Fund’s annualized expense ratio (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

SSGA International Stock Selection Fund	37

SSGA International Stock Selection Fund

Schedule of Investments — February 28, 2015 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 96.1%
Australia - 6.1%
Amcor, Ltd.	212,983	2,273,365
Beach Energy, Ltd.	1,231,369	1,019,923
BHP Billiton, Ltd.	138,489	3,641,446
Downer EDI, Ltd.	887,499	3,065,234
Primary Health Care, Ltd. (a)	716,277	2,641,779
The GPT Group (b)	828,134	3,041,389
Wesfarmers, Ltd.	54,868	1,880,019
Woodside Petroleum, Ltd.	80,572	2,214,897
Woolworths, Ltd. (a)	82,306	1,975,081

		21,753,133

Denmark - 2.7%
Danske Bank A/S	120,290	3,185,654
Novo Nordisk A/S (Class B)	35,425	1,698,364
Vestas Wind Systems A/S (c)	110,160	4,643,689

		9,527,707

France - 8.4%
Atos Origin SA	55,699	3,968,550
AXA SA	108,650	2,758,759
BNP Paribas SA	105,852	6,170,253
GDF Suez	241,778	5,377,414
Gecina SA (b)	27,164	3,570,231
Total SA	39,667	2,141,121
Valeo SA	39,314	5,917,238

		29,903,566

Germany - 9.1%
Bayer AG	34,487	5,096,164
Bechtle AG	16,340	1,326,963
Continental AG	23,230	5,544,848
Deutsche Telekom AG	463,957	8,654,916
Duerr AG	11,866	1,269,439
E.ON SE	150,652	2,435,241
Indus Holding AG	31,513	1,336,706
Infineon Technologies AG	277,332	3,210,554
Merck KGaA	22,330	2,303,929
OSRAM Licht AG (a)	22,063	1,011,780

		32,190,540

Hong Kong - 1.6%
Cheung Kong Holdings, Ltd.	91,000	1,801,039
Hutchison Whampoa, Ltd.	89,000	1,218,675
Sands China, Ltd.	608,800	2,778,762

		5,798,476

Italy - 0.6%
ENI SpA	109,242	2,039,084

	Principal Amount ($) or Shares	Market Value $

Japan - 23.4%
Asahi Kasei Corp.	609,000	6,292,364
Central Japan Railway Co.	40,200	7,477,116
Fuji Electric Co., Ltd.	262,000	1,261,542
Fuji Heavy Industries, Ltd.	198,000	6,721,655
FUJIFILM Holdings Corp.	189,400	6,527,076
Hankyu Hanshin Holdings, Inc.	290,000	1,835,152
Hoya Corp.	43,800	1,767,561
Kawasaki Heavy Industries, Ltd.	267,000	1,265,530
Kirin Holdings Co., Ltd.	102,900	1,345,764
MEIJI Holdings Co., Ltd.	27,300	3,256,602
Mitsubishi Electric Corp.	537,000	6,289,129
Mitsubishi Materials Corp.	867,000	2,986,031
Mitsubishi UFJ Financial Group, Inc.	890,000	5,786,023
Mizuho Financial Group, Inc.	609,200	1,122,914
Nippon Telegraph & Telephone Corp.	50,000	3,101,358
Oriental Land Co., Ltd.	24,000	6,466,207
Panasonic Corp.	582,800	7,283,478
Sekisui Chemical Co., Ltd.	76,000	975,214
Shionogi & Co., Ltd.	88,600	2,603,377
Sumitomo Mitsui Financial Group, Inc.	22,301	887,286
Taiheiyo Cement Corp.	799,000	2,671,682
Taisei Corp.	342,000	2,064,151
Toyota Motor Corp.	24,700	1,664,837
USS Co., Ltd.	71,100	1,256,471

		82,908,520

Netherlands - 4.0%
ING Groep NV (c)	506,230	7,565,564
Koninklijke Ahold NV	230,579	4,325,864
Unilever NV	52,976	2,306,101

		14,197,529

New Zealand - 1.3%
Air New Zealand, Ltd.	555,142	1,196,742
Spark New Zealand, Ltd.	1,353,967	3,348,939

		4,545,681

Singapore - 1.2%
ComfortDelGro Corp., Ltd.	1,909,400	4,119,042

Spain - 2.8%
Amadeus IT Holding SA (Class A)	37,195	1,533,810
Banco Santander SA	722,042	5,278,672
Iberdrola SA	131,820	900,863
Repsol SA	121,061	2,340,302

		10,053,647

38	SSGA International Stock Selection Fund

SSGA International Stock Selection Fund

Schedule of Investments, continued — February 28, 2015 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Sweden - 1.6%
Nordea Bank AB	411,095	5,547,342

Switzerland - 10.2%
Lonza Group AG (c)	16,272	2,005,517
Nestle SA	33,477	2,612,565
Novartis AG	123,129	12,586,061
Roche Holding AG (d)	41,033	11,138,974
Swiss Re AG	84,473	7,766,359

		36,109,476

United Kingdom - 23.1%
AstraZeneca PLC	13,329	919,733
Barclays PLC	1,891,217	7,500,855
Berendsen PLC	210,899	3,581,563
BHP Billiton PLC	179,456	4,478,566
BP PLC (a)	434,371	3,004,641
BT Group PLC	1,052,824	7,406,962
Direct Line Insurance Group PLC	1,435,912	7,257,914
Imperial Tobacco Group PLC	159,434	7,859,324
ITV PLC	1,679,656	5,842,340
Lloyds Banking Group PLC (c)	4,930,023	6,012,864
Man Group PLC	1,297,322	3,837,502
Mondi PLC	76,073	1,562,023
Pace PLC	339,672	1,753,603
Rio Tinto PLC	132,908	6,549,669
Royal Dutch Shell PLC (Class A)	206,058	6,737,841
Royal Dutch Shell PLC (Class B)	113,927	3,879,172
Tate & Lyle PLC	420,935	3,869,921

		82,054,493

Total Common Stocks (cost $301,489,496)		340,748,236

Preferred Stock - 1.6%
Germany - 1.6%
Henkel AG & Co. KGaA (cost $4,685,512)	47,021	5,569,706

Short-Term Investments - 2.3%
United States - 2.3%
SSGA Prime Money Market Fund 0.20% (e)(f)	1,337,522	1,337,522
State Street Navigator Securities Lending Prime Portfolio (e)(g)	6,820,289	6,820,289

Total Short-Term Investments (cost $8,157,811)		8,157,811

Total Investments - 100.0% (identified cost $314,332,819)		354,475,753

Other Assets and Liabilities, Net - 0.0% (h)		33,201

Net Assets - 100.0%		354,508,954

Footnotes:

(a)	All or a portion of the shares of this security are on loan.
(b)	Real Estate Investment Trust (REIT)
(c)	Non-income producing security
(d)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold) by the Fund.
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 4).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Investments of cash collateral for securities loaned
(h)	Less than 0.05% of net assets

Abbreviations:

PLC - Public Limited Company

Sector Exposure	% of Net Assets		Market Value $
Common Stocks
Consumer Discretionary	12.5		44,451,050
Consumer Staples	8.3		29,431,241
Energy	6.6		23,376,981
Financials	22.3		79,090,620
Health Care	11.6		40,993,898
Industrials	11.7		41,635,490
Information Technology	5.7		20,088,117
Materials	8.6		30,455,146
Telecommunication Services	6.3		22,512,175
Utilities	2.5		8,713,518
Preferred Stocks
Consumer Staples	1.6		5,569,706
Short Term Investments	2.3		8,157,811

Total Investments	100.0		354,475,753
Other Assets & Liabilities	0.0	*	33,201

	100.0		354,508,954

*	Less than 0.05% of net assets.

See accompanying notes which are an integral part of the financial statements.

SSGA International Stock Selection Fund	39

SSGA International Stock Selection Fund

Schedule of Investments, continued — February 28, 2015 (Unaudited)

Futures Contracts	Number of Contracts	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
MSCI EAFE E-Mini Index Futures	60	5,625,900	03/15	(21,254)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts				(21,254)

During the period ended February 28, 2015, average notional value related to futures contracts was $17,656,489 or 5.0% of net assets.

Presentation of Portfolio Holdings — February 28, 2015 (Unaudited)

	Market Value*				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$21,753,133	$—	$—	$21,753,133	6.1
Denmark	9,527,707	—	—	9,527,707	2.7
France	29,903,566	—	—	29,903,566	8.4
Germany	32,190,540	—	—	32,190,540	9.1
Hong Kong	5,798,476	—	—	5,798,476	1.6
Italy	2,039,084	—	—	2,039,084	0.6
Japan	82,908,520	—	—	82,908,520	23.4
Netherlands	14,197,529	—	—	14,197,529	4.0
New Zealand	4,545,681	—	—	4,545,681	1.3
Singapore	4,119,042	—	—	4,119,042	1.2
Spain	10,053,647	—	—	10,053,647	2.8
Sweden	5,547,342	—	—	5,547,342	1.6
Switzerland	36,109,476	—	—	36,109,476	10.2
United Kingdom	82,054,493	—	—	82,054,493	23.1
Preferred Stock
Germany	5,569,706	—	—	5,569,706	1.6
Short-Term Investments
United States	1,337,522	6,820,289	—	8,157,811	2.3

Total Investments	$347,655,464	$6,820,289	$—	$354,475,753	100.0

Other Assets and Liabilities, Net					0.0	***

					100.0

Liabilities:
Other Financial Instruments**
Futures Contracts	$(21,254)	$—	$—	$(21,254)	0.0	***

*	For a description of the levels see Note 2 in the Notes to Financial Statements. There were no transfers in and out of Levels 1, 2 and 3 during the period ended February 28, 2015.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.
***	Less than 0.05% of net assets.

See accompanying notes which are an integral part of the financial statements.

40	SSGA International Stock Selection Fund

SSGA High Yield Bond Fund

Shareholder Expense Example — February 28, 2015 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administration fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2014 to February 28, 2015.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Annualized Expense Ratio	Actual Performance	Hypothetical Performance (5% return before expenses)*
Class N
Beginning Account Value September 1, 2014	0.75%	$1,000.00	$1,000.00
Ending Account Value February 28, 2015		$993.30	$1,021.08
Expenses Paid During Period		$3.71	$3.76

Class A
Beginning Account Value September 1, 2014	0.94%	$1,000.00	$1,000.00
Ending Account Value February 28, 2015		$992.40	$1,020.14
Expenses Paid During Period		$4.64	$4.71

Class C
Beginning Account Value September 1, 2014	1.70%	$1,000.00	$1,000.00
Ending Account Value February 28, 2015		$988.90	$1,016.37
Expenses Paid During Period		$8.38	$8.50

SSGA High Yield Bond Fund	41

SSGA High Yield Bond Fund

Shareholder Expense Example, continued — February 28, 2015 (Unaudited)

	Annualized Expense Ratio	Actual Performance	Hypothetical Performance (5% return before expenses)*
Class I
Beginning Account Value September 1, 2014	0.70%	$1,000.00	$1,000.00
Ending Account Value February 28, 2015		$994.80	$1,021.33
Expenses Paid During Period		$3.46	$3.51

Class K
Beginning Account Value September 1, 2014	0.50%	$1,000.00	$1,000.00
Ending Account Value February 28, 2015		$995.70	$1,022.32
Expenses Paid During Period		$2.47	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

42	SSGA High Yield Bond Fund

SSGA High Yield Bond Fund

Schedule of Investments — February 28, 2015 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 92.7%
Corporate Bonds and Notes - 79.0%
24 Hour Holdings III LLC 8.000%, due 06/01/22 (a)	450,000	385,875
ACE Cash Express, Inc. 11.000%, due 02/01/19 (a)	300,000	202,500
ADT Corp. (The) 3.500%, due 07/15/22	500,000	458,750
AECOM 5.875%, due 10/15/24 (a)	259,000	275,188
AES Corp.
3.262%, due 06/01/19 (b)	350,000	344,750
4.875%, due 05/15/23	150,000	147,000
Ahern Rentals, Inc. 9.500%, due 06/15/18 (a)	250,000	259,375
AK Steel Corp. 7.625%, due 10/01/21	300,000	262,500
Alcatel-Lucent USA, Inc. 6.750%, due 11/15/20 (a)	250,000	267,500
Alcoa, Inc.
6.150%, due 08/15/20	375,000	425,983
5.125%, due 10/01/24	425,000	462,200
Allison Transmission, Inc. 7.125%, due 05/15/19 (a)	350,000	365,312
Ally Financial, Inc.
4.750%, due 09/10/18	300,000	312,000
3.750%, due 11/18/19	200,000	200,500
5.125%, due 09/30/24	350,000	369,687
8.000%, due 11/01/31	150,000	193,500
Alphabet Holding Co., Inc. PIK 7.750%, due 11/01/17	333,000	327,173
American Axle & Manufacturing, Inc. 5.125%, due 02/15/19	250,000	260,625
Amsurg Corp. 5.625%, due 11/30/20	650,000	676,812
Anixter, Inc. 5.125%, due 10/01/21	500,000	514,375
ARC Properties Operating Partnership LP 4.600%, due 02/06/24	700,000	685,354
ArcelorMittal 10.600%, due 06/01/19	1,000,000	1,235,000
Argos Merger Sub, Inc. 7.125%, due 03/15/23 (a)	478,000	494,730
Artesyn Escrow, Inc. 9.750%, due 10/15/20 (a)	325,000	310,375
Asbury Automotive Group, Inc. 6.000%, due 12/15/24	250,000	261,875
Ashtead Capital, Inc.
6.500%, due 07/15/22 (a)	250,000	271,875
5.625%, due 10/01/24 (a)	225,000	236,250
Audatex North America, Inc. 6.000%, due 06/15/21 (a)	565,000	600,312

	Principal Amount ($) or Shares	Market Value $
Bank of America Corp. Series Z 6.500%, due 10/23/24 (b)(c)	325,000	344,398
BI-LO LLC/BI-LO Finance Corp. 9.250%, due 02/15/19 (a)	300,000	296,250
Big Heart Pet Brands 7.625%, due 02/15/19	300,000	306,150
Blackboard, Inc. 7.750%, due 11/15/19 (a)	425,000	410,125
BlueLine Rental Finance Corp. 7.000%, due 02/01/19 (a)	250,000	259,375
BWAY Holding Co. 9.125%, due 08/15/21 (a)	375,000	390,000
C&S Group Enterprises LLC 5.375%, due 07/15/22 (a)	200,000	200,000
California Resources Corp. 6.000%, due 11/15/24 (a)	350,000	311,938
Calpine Corp. 5.375%, due 01/15/23	585,000	593,775
Carlson Travel Holdings, Inc. PIK 7.500%, due 08/15/19 (a)	330,000	334,125
CCO Holdings LLC/CCO Holdings Capital Corp. 7.250%, due 10/30/17	750,000	780,937
CCOH Safari LLC 5.500%, due 12/01/22	160,000	165,400
Century Communities, Inc. 6.875%, due 05/15/22	240,000	240,000
Century Intermediate Holding Co. 2 PIK 9.750%, due 02/15/19 (a)	390,000	414,862
CenturyLink, Inc. Series W 6.750%, due 12/01/23	390,000	440,456
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375%, due 09/15/20 (a)	300,000	318,000
Chesapeake Energy Corp.
5.375%, due 06/15/21	1,087,000	1,100,587
4.875%, due 04/15/22	100,000	98,750
CHS/Community Health Systems, Inc. 5.125%, due 08/01/21	750,000	781,875
Churchill Downs, Inc. 5.375%, due 12/15/21	300,000	303,750
CIT Group, Inc.
5.250%, due 03/15/18	400,000	422,400
3.875%, due 02/19/19	730,000	736,387
Constellation Brands, Inc. 6.000%, due 05/01/22	300,000	343,500
Dean Foods Co. 6.500%, due 03/15/23 (a)	290,000	291,269

SSGA High Yield Bond Fund	43

SSGA High Yield Bond Fund

Schedule of Investments, continued — February 28, 2015 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Denbury Resources, Inc. 5.500%, due 05/01/22	350,000	327,250
DISH DBS Corp.
5.125%, due 05/01/20	450,000	453,937
5.875%, due 11/15/24	360,000	358,200
DJO Finance LLC/DJO Finance Corp. 8.750%, due 03/15/18	450,000	469,125
DR Horton, Inc. 4.000%, due 02/15/20	252,000	254,520
Dynacast International LLC/Dynacast Finance, Inc. 9.250%, due 07/15/19	375,000	403,125
Dynegy Finance I, Inc./Dynegy Finance II, Inc.
7.375%, due 11/01/22 (a)	200,000	211,750
7.625%, due 11/01/24 (a)	360,000	382,050
Endeavor Energy Resources LP/EER Finance, Inc. 7.000%, due 08/15/21 (a)	230,000	223,100
EP Energy LLC/EP Energy Finance, Inc. 9.375%, due 05/01/20	425,000	453,687
Equinix, Inc. 5.375%, due 01/01/22	650,000	677,625
Family Tree Escrow LLC 5.250%, due 03/01/20 (a)	465,000	485,925
FGI Operating Co. LLC/FGI Finance, Inc. 7.875%, due 05/01/20	300,000	223,500
First Data Corp.
6.750%, due 11/01/20 (a)	374,000	401,115
11.250%, due 01/15/21	391,000	446,717
Florida East Coast Holdings Corp. 9.750%, due 05/01/20 (a)	450,000	438,750
FMG Resources August 2006 Pty Ltd. 6.875%, due 04/01/22 (a)	150,000	125,438
Fresenius Medical Care US Finance II, Inc. 4.125%, due 10/15/20 (a)	265,000	272,950
Frontier Communications Corp.
9.250%, due 07/01/21	250,000	291,875
6.250%, due 09/15/21	150,000	154,125
7.125%, due 01/15/23	300,000	313,125
GameStop Corp. 5.500%, due 10/01/19 (a)	340,000	351,050
Gates Global LLC/Gates Global Co. 6.000%, due 07/15/22 (a)	495,000	475,200
General Motors Co.
3.500%, due 10/02/18	194,000	199,820
6.250%, due 10/02/43	450,000	558,371
General Motors Financial Co., Inc. 4.250%, due 05/15/23	700,000	733,250

	Principal Amount ($) or Shares	Market Value $
Gentiva Health Services, Inc. 11.500%, due 09/01/18	400,000	424,500
Genworth Financial, Inc. 6.150%, due 11/15/66 (b)	400,000	257,000
Global Partners LP/GLP Finance Corp. 6.250%, due 07/15/22 (a)	400,000	396,000
Group 1 Automotive, Inc. 5.000%, due 06/01/22 (a)	450,000	450,000
Halcon Resources Corp. 9.750%, due 07/15/20	300,000	231,000
HCA Holdings, Inc. 6.250%, due 02/15/21	1,000,000	1,092,500
HCA, Inc. 4.250%, due 10/15/19	900,000	931,500
HD Supply, Inc.
11.500%, due 07/15/20	500,000	575,000
5.250%, due 12/15/21 (a)	460,000	477,825
HealthSouth Corp. 5.750%, due 11/01/24	260,000	271,700
Hexion US Finance Corp. 6.625%, due 04/15/20	500,000	477,500
HJ Heinz Co. 4.250%, due 10/15/20	550,000	558,140
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.000%, due 08/01/20	400,000	428,000
IHS, Inc. 5.000%, due 11/01/22 (a)	110,000	111,788
Interline Brands, Inc. PIK 10.000%, due 11/15/18	234,000	246,285
International Lease Finance Corp.
6.250%, due 05/15/19	275,000	308,344
8.250%, due 12/15/20	350,000	434,875
j2 Global, Inc. 8.000%, due 08/01/20	500,000	540,000
Jack Cooper Holdings Corp. 9.250%, due 06/01/20 (a)	350,000	360,500
Jaguar Holding Co. I PIK 9.375%, due 10/15/17 (a)	360,000	368,505
JBS USA LLC/JBS USA Finance, Inc. 7.250%, due 06/01/21 (a)	350,000	368,163
Kindred Healthcare, Inc. 8.000%, due 01/15/20 (a)	295,000	320,075
L Brands, Inc. 7.000%, due 05/01/20	250,000	288,125
Lennar Corp.
4.500%, due 06/15/19	300,000	309,000
4.500%, due 11/15/19	250,000	255,625
Level 3 Communications, Inc. 8.875%, due 06/01/19	250,000	264,688
Level 3 Financing, Inc.
8.625%, due 07/15/20	250,000	272,500
5.375%, due 08/15/22	100,000	103,469

44	SSGA High Yield Bond Fund

SSGA High Yield Bond Fund

Schedule of Investments, continued — February 28, 2015 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Linn Energy LLC/Linn Energy Finance Corp.
8.625%, due 04/15/20	175,000	158,813
6.500%, due 09/15/21	385,000	323,400
Live Nation Entertainment, Inc. 5.375%, due 06/15/22 (a)	450,000	456,750
LMI Aerospace, Inc. 7.375%, due 07/15/19 (a)	325,000	325,813
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.250%, due 06/15/22	406,000	430,360
4.875%, due 12/01/24	250,000	256,875
Mcron Finance Sub LLC/Mcron Finance Corp. 8.375%, due 05/15/19 (a)	300,000	321,750
Memorial Resource Development Corp. 5.875%, due 07/01/22 (a)	450,000	432,000
Men’s Wearhouse, Inc. (The) 7.000%, due 07/01/22 (a)	500,000	526,250
MGM Resorts International
6.750%, due 10/01/20	550,000	601,219
6.625%, due 12/15/21	300,000	325,500
Micron Technology, Inc. 5.250%, due 08/01/23 (a)	228,000	233,415
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc. 7.875%, due 10/01/22 (a)	300,000	291,000
Milacron LLC/Mcron Finance Corp. 7.750%, due 02/15/21 (a)	100,000	104,500
Monitronics International, Inc. 9.125%, due 04/01/20	250,000	245,313
MPG Holdco I, Inc. 7.375%, due 10/15/22 (a)	255,000	272,213
MPH Acquisition Holdings LLC 6.625%, due 04/01/22 (a)	300,000	318,750
MPT Operating Partnership LP/MPT Finance Corp. 5.500%, due 05/01/24	300,000	319,500
MSCI, Inc. 5.250%, due 11/15/24 (a)	400,000	417,000
Murray Energy Corp. 8.625%, due 06/15/21 (a)	500,000	485,000
Navient Corp. 5.000%, due 10/26/20	200,000	202,500
Navient Corp. MTN 8.000%, due 03/25/20	650,000	756,437
NBTY, Inc. 9.000%, due 10/01/18	200,000	209,500
NCR Corp. 5.875%, due 12/15/21	300,000	310,500

	Principal Amount ($) or Shares	Market Value $
Neiman Marcus Group LTD, Inc. PIK 8.750%, due 10/15/21 (a)	379,000	398,424
NES Rentals Holdings, Inc. 7.875%, due 05/01/18 (a)	250,000	253,125
Netflix, Inc.
5.500%, due 02/15/22 (a)	283,000	291,999
5.750%, due 03/01/24 (a)	600,000	621,000
Newfield Exploration Co. 5.750%, due 01/30/22	650,000	680,875
Nexstar Broadcasting, Inc.
6.875%, due 11/15/20	231,000	244,860
6.125%, due 02/15/22 (a)	300,000	306,000
NRG Energy, Inc. 6.250%, due 07/15/22	250,000	260,625
OneMain Financial Holdings, Inc. 7.250%, due 12/15/21 (a)	500,000	528,750
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.625%, due 02/15/24	300,000	319,875
5.875%, due 03/15/25	125,000	132,500
Parsley Energy LLC/Parsley Finance Corp. 7.500%, due 02/15/22 (a)	303,000	310,575
Penn National Gaming, Inc. 5.875%, due 11/01/21	300,000	297,750
Penske Automotive Group, Inc.
5.750%, due 10/01/22	200,000	209,500
5.375%, due 12/01/24	300,000	310,500
Pittsburgh Glass Works LLC 8.000%, due 11/15/18 (a)	226,000	240,408
Plastipak Holdings, Inc. 6.500%, due 10/01/21 (a)	450,000	457,875
Post Holdings, Inc. 6.000%, due 12/15/22 (a)	500,000	491,875
Provident Funding Associates LP/PFG Finance Corp. 6.750%, due 06/15/21 (a)	233,000	223,424
PSPC Escrow Corp. 6.500%, due 02/01/22 (a)	232,000	244,470
Qualitytech LP/QTS Finance Corp. 5.875%, due 08/01/22 (a)	400,000	412,000
Regal Entertainment Group 5.750%, due 02/01/25	350,000	350,000
Revlon Consumer Products Corp. 5.750%, due 02/15/21	400,000	410,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
9.875%, due 08/15/19	920,000	985,550
6.875%, due 02/15/21	340,000	359,550
Rice Energy, Inc. 6.250%, due 05/01/22	310,000	302,250

SSGA High Yield Bond Fund	45

SSGA High Yield Bond Fund

Schedule of Investments, continued — February 28, 2015 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

RJS Power Holdings LLC 5.125%, due 07/15/19 (a)	200,000	197,000
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625%, due 07/15/22	500,000	498,750
Roundy’s Supermarkets, Inc. 10.250%, due 12/15/20 (a)	350,000	297,500
RR Donnelley & Sons Co. 7.875%, due 03/15/21	675,000	769,500
RSP Permian, Inc. 6.625%, due 10/01/22 (a)	165,000	166,031
Sanchez Energy Corp. 7.750%, due 06/15/21	300,000	299,250
Sanchez Energy Corp. Series WI 6.125%, due 01/15/23	135,000	123,863
SBA Communications Corp. 5.625%, due 10/01/19	275,000	289,438
Scientific Games International, Inc. 7.000%, due 01/01/22 (a)	700,000	721,000
Service Corp. International 4.500%, due 11/15/20	350,000	354,375
ServiceMaster Co. LLC (The) 7.000%, due 08/15/20	400,000	422,000
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 6.375%, due 05/01/22 (a)	500,000	492,500
Simmons Foods, Inc. 7.875%, due 10/01/21 (a)	250,000	250,000
Sinclair Television Group, Inc. 6.375%, due 11/01/21	525,000	556,500
Sirius XM Radio, Inc. 6.000%, due 07/15/24 (a)	575,000	610,937
Spirit AeroSystems, Inc. 5.250%, due 03/15/22	250,000	260,625
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875%, due 08/01/20 (a)	250,000	263,125
Sprint Corp. 7.250%, due 09/15/21	1,575,000	1,605,516
Sprint Nextel Corp. 7.000%, due 03/01/20 (a)	250,000	276,953
Steel Dynamics, Inc. 5.125%, due 10/01/21 (a)	280,000	287,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.500%, due 08/15/22	325,000	315,250
T-Mobile USA, Inc.
6.633%, due 04/28/21	933,000	992,479
6.000%, due 03/01/23	175,000	182,527

	Principal Amount ($) or Shares	Market Value $
Targa Resources Partners LP/Targa Resources Partners Finance Corp. (d)
5.000%, due 01/15/18 (a)	175,000	182,000
4.125%, due 11/15/19 (a)	450,000	457,875
Tenet Healthcare Corp.
5.000%, due 03/01/19 (a)	1,000,000	1,005,000
6.875%, due 11/15/31	300,000	286,500
Tenneco, Inc. 5.375%, due 12/15/24	300,000	313,500
TerraForm Power Operating LLC 5.875%, due 02/01/23 (a)	208,000	216,320
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.250%, due 10/15/22 (a)	250,000	265,000
TRAC Intermodal LLC/TRAC Intermodal Corp. 11.000%, due 08/15/19	305,000	332,450
United Rentals North America, Inc.
5.750%, due 07/15/18	150,000	155,719
8.375%, due 09/15/20	250,000	267,500
6.125%, due 06/15/23	290,000	311,025
Univision Communications, Inc. 5.125%, due 02/15/25 (a)	650,000	658,125
US Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375%, due 05/01/21 (a)	656,000	710,120
USG Corp. 5.500%, due 03/01/25 (a)	290,000	296,525
Valeant Pharmaceuticals International 6.375%, due 10/15/20 (a)	500,000	526,250
Virgin Media Finance PLC 6.375%, due 04/15/23 (a)	525,000	567,000
WCI Communities, Inc. 6.875%, due 08/15/21	345,000	351,900
WESCO Distribution, Inc. 5.375%, due 12/15/21	305,000	309,194
Weyerhaeuser Real Estate Co. 4.375%, due 06/15/19 (a)	300,000	296,625
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.250%, due 07/15/19	400,000	423,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.500%, due 03/01/25 (a)	150,000	150,930
XPO Logistics, Inc. 7.875%, due 09/01/19 (a)	400,000	425,250
York Risk Services Holding Corp. 8.500%, due 10/01/22 (a)	405,000	395,887
Zayo Group LLC/Zayo Capital, Inc. 8.125%, due 01/01/20	272,000	288,320

46	SSGA High Yield Bond Fund

SSGA High Yield Bond Fund

Schedule of Investments, continued — February 28, 2015 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Zebra Technologies Corp. 7.250%, due 10/15/22 (a)	480,000	518,400

		79,410,524

International Debt - 13.7%
Altice Financing SA
6.500%, due 01/15/22 (a)	100,000	103,500
6.625%, due 02/15/23 (a)	250,000	260,313
Altice Finco SA 8.125%, due 01/15/24 (a)	350,000	370,790
Altice SA
7.750%, due 05/15/22 (a)	425,000	438,812
7.625%, due 02/15/25 (a)	200,000	206,500
Ardagh Finance Holdings SA PIK 8.625%, due 06/15/19 (a)	349,687	363,674
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 3.241%, due 12/15/19 (a)(b)	350,000	343,875
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 7.000%, due 11/15/20 (a)(d)	35,294	35,029
AuRico Gold, Inc. 7.750%, due 04/01/20 (a)	300,000	294,000
BAYTEX ENERGY Corp. 5.125%, due 06/01/21 (a)	250,000	238,125
Bombardier, Inc.
7.750%, due 03/15/20 (a)	250,000	260,625
7.500%, due 03/15/25 (a)	140,000	140,000
Capsugel SA PIK 7.000%, due 05/15/19 (a)	350,000	356,563
CEVA Group PLC 7.000%, due 03/01/21 (a)	285,000	273,600
Columbus International, Inc. 7.375%, due 03/30/21 (a)	300,000	315,000
Commerzbank AG 8.125%, due 09/19/23 (a)	200,000	241,500
Constellium NV 5.750%, due 05/15/24 (a)	350,000	331,625
Coveris Holdings SA 7.875%, due 11/01/19 (a)	500,000	507,500
Digicel Group, Ltd. 8.250%, due 09/30/20 (a)	550,000	556,325
Fly Leasing, Ltd. 6.750%, due 12/15/20	350,000	354,375
FMG Resources August 2006 Pty Ltd. 8.250%, due 11/01/19 (a)	125,000	118,125
Global Ship Lease, Inc. 10.000%, due 04/01/19 (a)	325,000	336,375
INEOS Group Holdings SA
6.125%, due 08/15/18 (a)	500,000	507,500
5.875%, due 02/15/19 (a)	360,000	363,600
Inmarsat Finance PLC 4.875%, due 05/15/22 (a)	350,000	356,195

	Principal Amount ($) or Shares	Market Value $
Intelsat Luxembourg SA 7.750%, due 06/01/21	288,000	266,760
JLL/Delta Dutch Newco BV 7.500%, due 02/01/22 (a)	360,000	369,900
Jupiter Resources, Inc. 8.500%, due 10/01/22 (a)	350,000	283,500
MEG Energy Corp. 6.375%, due 01/30/23 (a)	300,000	285,000
New Red Finance, Inc. 6.000%, due 04/01/22 (a)	450,000	468,000
NOVA Chemicals Corp. 5.000%, due 05/01/25 (a)	400,000	422,500
Perstorp Holding AB 11.000%, due 08/15/17 (a)	600,000	627,000
Royal Bank of Scotland Group PLC 6.125%, due 12/15/22	250,000	281,965
Royal Bank of Scotland Group PLC Series U 7.640%, due 09/30/17 (b)(c)	400,000	440,000
Sable International Finance, Ltd. 8.750%, due 02/01/20 (a)	635,000	685,800
Schaeffler Holding Finance BV PIK 6.875%, due 08/15/18 (a)	200,000	209,500
Silver II Borrower/Silver II US Holdings LLC 7.750%, due 12/15/20 (a)	300,000	283,500
Stackpole International Intermediate/Stackpole International Powder / Stackpole 7.750%, due 10/15/21 (a)	225,000	226,125
UPCB Finance VI Ltd. 6.875%, due 01/15/22 (a)	500,000	541,875
Valeant Pharmaceuticals International, Inc. 5.500%, due 03/01/23 (a)	430,000	434,300
VTR Finance BV 6.875%, due 01/15/24 (a)	250,000	261,876

		13,761,127

Total Long-Term Investments (cost $91,319,431)		93,171,651

Short-Term Investment - 5.9%
SSGA Prime Money Market Fund 0.20% (e)(f) (cost $5,921,447)	5,921,447	5,921,447

Total Investments - 98.6% (identified cost $97,240,878)		99,093,098

Other Assets and Liabilities, Net - 1.4%		1,360,560

Net Assets - 100.0%		100,453,658

See accompanying notes which are an integral part of the financial statements.

SSGA High Yield Bond Fund	47

SSGA High Yield Bond Fund

Schedule of Investments, continued — February 28, 2015 (Unaudited)

Footnotes:

(a)	Restricted security Rule (144A) or Section 4 (2) commercial paper. Security may have contractual restrictions on resale, may have been offered in a private placement transaction.
(b)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(c)	Perpetual floating rate security. Date shown reflects the next reset date.
(d)	All or a portion of the shares of these securities are held as collateral in connection with swap contracts purchased by the Fund.
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 4).
(f)	The rate shown is the annualized seven-day yield at period end.

Abbreviations:

MTN - Medium Term Notes

PIK - Pay In Kind

PLC - Public Limited Company

Centrally-Cleared Credit Default Swap Contracts
Credit Indices
Reference Entity	Counterparty	Notional Amount*	Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $	Upfront Premiums Paid/ (Received) $	Unrealized Appreciation/ (Depreciation) $

Protection Sold:
Markit CDX North American High Yield Index	Goldman Sachs & Co.	1,000,000	5.00%	12/20/2019	76,013	62,623	13,390
Protection Purchased:
Markit CDX North American High Yield Index	Goldman Sachs & Co	800,000	5.00%	12/20/2019	60,900	46,980	13,920

Total							27,310

The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

During the six months ended February 28, 2015, average notional value related to swap contracts was $1,132,490 or 1.1% of net assets.

Presentation of Portfolio Holdings — February 28, 2015 (Unaudited)

	Market Value*				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$—	$79,410,524	$—	$79,410,524	79.0
International Debt	—	13,761,127	—	13,761,127	13.7
Short-Term Investment	5,921,447	—	—	5,921,447	5.9

Total Investments	$5,921,447	$93,171,651	$—	$99,093,098	98.6

Other Assets and Liabilities, Net					1.4

					100.0

*	For a description of the levels see Note 2 in the Notes to Financial Statements. There were no transfers in and out of Levels 1, 2 and 3 during the period ended February 28, 2015.

See accompanying notes which are an integral part of the financial statements.

48	SSGA High Yield Bond Fund

This page has been intentionally left blank.

SSGA Funds

Statements of Assets and Liabilities — February 28, 2015 (Unaudited)

	SSGA Dynamic Small Cap Fund	SSGA Clarion Real Estate Fund	SSGA Enhanced Small Cap Fund

Assets
Investments, at identified cost	$27,500,632	$34,808,916	$29,641,646
Investments, at market (a)(b)	31,142,557	57,022,313	36,352,621
Cash	5,100	—	2,560
Cash (restricted)	—	—	25,497
Foreign currency holdings (c)	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—
Unrealized appreciation on open swap contracts	—	—	—
Credit default swap contracts premiums paid (d)	—	—	—
Receivables:
Dividends and interest	19,505	23,579	60,089
Dividends from affiliated money market funds	2	3	—
Investments sold	47,310	373,141	—
Fund shares sold	37,669	153,786	26,807
Foreign currency contracts sold	—	—	—
Foreign taxes recoverable	—	—	—
From adviser	57,012	59,708	68,860
Prepaid expenses	110	218	152

Total assets	31,309,265	57,632,748	36,536,586

Liabilities
Payables:
Due to custodian	—	—	—
Cash due to broker	—	—	—
Investments purchased	—	482,472	—
Fund shares redeemed	7,615	61,255	206,261
Foreign currency contracts purchased	—	—	—
Accrued fees to affiliates and trustees	45,338	119,108	78,731
Other accrued expenses	25,212	27,313	24,264
Deferred tax liability	—	—	—
Daily variation margin on futures contracts	610	—	2,482
Unrealized depreciation on forward currency contracts	—	—	—
Payable upon return of securities loaned	6,136,422	2,315,762	—

Total liabilities	6,215,197	3,005,910	311,738

Net Assets	$25,094,068	$54,626,838	$36,224,848

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$12,925	$156,028	$54,174
Accumulated net realized gain (loss)	(16,386,327)	(6,478,982)	961,742
Unrealized appreciation (depreciation) on:
Investments (Emerging Markets Fund — net of deferred tax liability for foreign capital gains tax)	3,641,925	22,213,397	6,710,975
Futures contracts	18	—	13,812
Credit default swap contracts	—	—	—
Foreign currency-related transactions	—	—	—
Paid in capital	37,825,527	38,736,395	28,484,145

Net Assets	$25,094,068	$54,626,838	$36,224,848

See accompanying notes which are an integral part of the financial statements.

50	Statements of Assets and Liabilities

SSGA Emerging Markets Fund	SSGA International Stock Selection Fund	SSGA High Yield Bond Fund

$237,332,824	$314,332,819	$97,240,878
305,468,648	354,475,753	99,093,098
—	73	—
31	295,889	—
393,949	2,157,206	—
1,282,786	—	—
—	—	27,310
—	—	109,603

945,598	440,334	1,557,456
1	19	66
—	9,435,645	136,080
215,927	122,320	1,854,271
130,799	5,416,609	—
7,496	391,552	2,140
707,894	367,423	27,813
—	2,011	519

309,153,129	373,104,834	102,808,356

808,183	—	—
—	—	44,511
—	4,981,075	2,080,975
357,568	681,381	72,922
132,101	5,403,936	—
1,109,744	594,198	123,038
271,780	93,747	33,252
475,193	—	—
—	21,254	—
1,540,420	—	—
7,474,803	6,820,289	—

12,169,792	18,595,880	2,354,698

$296,983,337	$354,508,954	$100,453,658

$(4,274,368)	$(1,318,428)	$126,123
88,128,077	(568,152,181)	(1,533,066)

67,672,994	40,142,934	1,852,220
—	(21,254)	—
—	—	27,310
(304,520)	(61,901)	—
145,761,154	883,919,784	99,981,071

$296,983,337	$354,508,954	$100,453,658

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	51

SSGA Funds

Statements of Assets and Liabilities — February 28, 2015 (Unaudited)

	SSGA Dynamic Small Cap Fund	SSGA Clarion Real Estate Fund	SSGA Enhanced Small Cap Fund

Net Asset Value:
Net asset value per share: Class N	$38.60	$17.13	$15.61
Net assets	$24,529,394	$53,828,703	$35,844,759
Shares outstanding ($0.001 par value)	635,480	3,141,787	2,296,140
Net asset value and redemption price per share: Class A	$38.58	$17.13	$15.60
Net assets	$10,322	$113,352	$186,927
Shares outstanding ($0.001 par value)	268	6,618	11,979
Maximum Sales Charge	5.25%	5.25%	5.25%
Maximum offering price per share	$40.64	$18.08	$16.46
Net asset value, offering and redemption price per share: Class C	$38.52	$17.08	$15.58
Net assets	$10,305	$130,514	$90,407
Shares outstanding ($0.001 par value)	268	7,640	5,804
Net asset value, offering and redemption price per share: Class I	$38.58	$17.13	$15.61
Net assets	$533,716	$440,801	$93,690
Shares outstanding ($0.001 par value)	13,835	25,727	6,002
Net asset value, offering and redemption price per share: Class K	$38.62	$17.15	$15.62
Net assets	$10,331	$113,468	$9,065
Shares outstanding ($0.001 par value)	268	6,618	580
Net asset value, offering and redemption price per share: Select Class	$—	$—	$—
Net assets	$—	$—	$—
Shares outstanding ($0.001 par value)	—	—	—

(a) Securities on loan included in investments	$5,966,084	$4,113,475	$—

(b) Investments in affiliated issuers, SSGA Prime Money Market Fund and State Street Navigator Securities Lending Prime Portfolio	$6,519,096	$2,532,737	$—

(c) Foreign currency holdings — cost	$—	$—	$—

(d) Credit default swap contracts — premiums received (paid)	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

52	Statements of Assets and Liabilities

SSGA Emerging Markets Fund	SSGA International Stock Selection Fund	SSGA High Yield Bond Fund

$10.92	$11.18	$7.89
$279,744,463	$354,040,344	$99,885,408
25,626,747	31,680,553	12,653,804
$10.93	$11.17	$7.90
$5,842	$9,681	$9,388
535	867	1,189
5.25%	5.25%	3.75%
$11.54	$11.79	$8.21
$10.91	$11.16	$7.89
$58,353	$96,667	$93,798
5,353	8,665	11,891
$10.90	$11.17	$7.90
$1,136,929	$352,573	$455,670
104,296	31,566	57,701
$10.90	$11.18	$7.90
$5,842	$9,689	$9,394
535	867	1,189
$10.91	$—	$—
$16,031,908	$—	$—
1,466,345	—	—

$8,080,729	$6,474,287	$—

$7,474,903	$8,157,811	$5,921,447

$432,993	$2,182,510	$—

$—	$—	$(109,603)

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	53

SSGA Funds

Statements of Operations — For the Period Ended February 28, 2015 (Unaudited)

	SSGA Dynamic Small Cap Fund	SSGA Clarion Real Estate Fund	SSGA Enhanced Small Cap Fund

Investment Income
Dividends (net of foreign taxes withheld of $0, $0, $176, $452,955, $232,788, $0, respectively)	$235,506	$918,341	$334,477
Dividends from affiliated money market funds	18	25	56
Interest	—	—	—
Securities lending income	19,409	3,399	—

Total investment income	254,933	921,765	334,533

Expenses
Advisory fees	90,431	168,748	71,175
Administration fees	1,693	3,644	2,219
Custodian fees	17,166	13,550	26,422
Distribution fees — Class N	26,840	57,830	35,261
Distribution fees — Class A	12	134	119
Distribution fees — Class C	49	537	463
Transfer agent fees	31,354	36,561	28,178
Professional fees	19,204	21,129	19,551
Registration fees	32,282	31,431	33,897
Shareholder servicing fees — Class N	2,982	6,426	3,918
Shareholder servicing fees — Class A	10	107	95
Shareholder servicing fees — Class C	10	107	93
Shareholder servicing fees — Class I	227	196	93
Shareholder servicing fees — Select Class	—	—	—
Trustees’ fees	7,439	7,439	7,439
Insurance fees	150	299	226
Printing fees	1,796	6,376	2,433
Miscellaneous	6,695	5,277	5,163

Expenses before reductions	238,340	359,791	236,745
Expense reductions	(105,613)	(99,509)	(117,476)

Net expenses	132,727	260,282	119,269

Net investment income	122,206	661,483	215,264

Net Realized and Unrealized Gain (Loss)
Net realized gain on:
Investments (Emerging Markets Fund — net of deferred tax liability for foreign capital gains taxes)	157,267	2,300,864	1,510,092
Futures contracts	21,891	—	22,703
Credit default swap contracts	—	—	—
Foreign currency-related transactions	—	—	—

Net realized gain (loss)	179,158	2,300,864	1,532,795

Net change in unrealized appreciation on:
Investments (Emerging Markets Fund — net of deferred tax liability for foreign capital gains taxes)	726,580	2,460,477	646,596
Futures contracts	18	—	(8,400)
Foreign currency-related transactions	—	—	—
Credit default swap contracts	—	—	—

Net change in unrealized appreciation (depreciation)	726,598	2,460,477	638,196

Net realized and unrealized gain (loss)	905,756	4,761,341	2,170,991

Net Increase (Decrease) in Net Assets from Operations	$1,027,962	$5,422,824	$2,386,255

See accompanying notes which are an integral part of the financial statements.

54	Statements of Operations

SSGA Emerging Markets Fund	SSGA International Stock Selection Fund	SSGA High Yield Bond Fund

$3,905,637	$2,915,697	$—
186	77	278
24,628	72	2,706,949
32,965	34,644	—

3,963,416	2,950,490	2,707,227

1,651,541	1,325,100	128,553
30,847	24,785	6,012
649,227	106,616	23,673
406,219	397,191	95,809
10	11	12
399	460	470
207,104	130,074	31,313
44,891	41,693	29,218
132,830	25,837	30,593
45,136	44,132	10,645
8	9	9
80	92	94
689	191	425
9,818	—	—
8,614	7,439	7,439
6,940	2,757	711
146,628	32,591	4,626
34,227	37,490	5,686

3,375,208	2,176,468	375,288
(688,455)	(406,758)	(53,174)

2,686,753	1,769,710	322,114

1,276,663	1,180,780	2,385,113

51,886,624	10,594,230	(1,506,756)
(657,079)	(193,373)	—
—	—	3,694
(2,234,509)	(315,259)	—

48,995,036	10,085,598	(1,503,062)

(113,092,237)	(11,154,839)	(1,608,355)
(55,157)	(21,254)	—
(150,350)	(15,570)	—
—	—	27,310

(113,297,744)	(11,191,663)	(1,581,045)

(64,302,708)	(1,106,065)	(3,084,107)

$(63,026,045)	$74,715	$(698,994)

See accompanying notes which are an integral part of the financial statements.

Statements of Operations	55

SSGA Funds

Statements of Changes in Net Assets

	SSGA Dynamic Small Cap Fund		SSGA Clarion Real Estate Fund
	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014

Increase (Decrease) in Net Assets

Operations
Net investment income	$122,206	$101,795	$661,483	$717,192
Net realized gain (loss)	179,158	2,875,886	2,300,864	2,046,472
Net change in unrealized appreciation (depreciation)	726,598	580,430	2,460,477	7,183,197

Net increase (decrease) in net assets from operations	1,027,962	3,558,111	5,422,824	9,946,861

Voluntary contribution from Adviser	—	—	—	—

Distributions
From net investment income
Class N	(128,641)	(155,550)	(574,166)	(711,125)
Class A	(45)	—	(1,126)	(5)
Class C	(13)	—	(895)	—
Class I	(2,289)	—	(1,501)	(21)
Class K	(64)	—	(1,294)	(34)
Select Class	—	—	—	—
From net realized gains
Class N	—	—	—	—
Class A	—	—	—	—
Class C	—	—	—	—
Class I	—	—	—	—
Class K	—	—	—	—
Select Class	—	—	—	—

Net decrease in net assets from distributions	(131,052)	(155,550)	(578,982)	(711,185)

Share Transactions
Net increase (decrease) in net assets from share transactions	21,074	(2,735,410)	(3,146,526)	3,738,241

Total Net Increase (Decrease) in Net Assets	917,984	667,151	1,697,316	12,973,917

Net Assets
Beginning of period	24,176,084	23,508,933	52,929,522	39,955,605

End of period	$25,094,068	$24,176,084	$54,626,838	$52,929,522

Undistributed (overdistributed) net investment income included in net assets	$12,925	$21,771	$156,028	$73,527

See accompanying notes which are an integral part of the financial statements.

56	Statements of Changes in Net Assets

SSGA Enhanced Small Cap Fund		SSGA Emerging Markets Fund		SSGA International Stock Selection Fund
Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014

$215,264	$252,192	$1,276,663	$13,832,401	$1,180,780	$9,674,540
1,532,795	5,762,262	48,995,036	200,687,930	10,085,598	60,733,635
638,196	(64,567)	(113,297,744)	(87,047,608)	(11,191,663)	(5,193,864)

2,386,255	5,949,887	(63,026,045)	127,472,723	74,715	65,214,311

—	—	82	252,840	—	—

(191,265)	(585,136)	(8,016,673)	(19,817,580)	(3,460,820)	(16,373,374)
(534)	—	(205)	—	(83)	—
(209)	—	(1,721)	—	(510)	—
(642)	—	(34,513)	—	(3,618)	—
(73)	—	(224)	—	(102)	—
—	—	(2,238,256)	(6,564,308)	—	—

(4,535,662)	—	(118,716,710)	(76,697,086)	—	—
(14,630)	—	(3,125)	—	—	—
(14,630)	—	(31,251)	—	—	—
(14,630)	—	(484,547)	—	—	—
(1,463)	—	(3,125)	—	—	—
—	—	(31,416,313)	(21,345,545)	—	—

(4,773,738)	(585,136)	(160,946,663)	(124,424,519)	(3,465,133)	(16,373,374)

6,598,156	(2,671,602)	(138,912,316)	(478,667,991)	(27,884,876)	(31,147,624)

4,210,673	2,693,149	(362,884,942)	(475,366,947)	(31,275,294)	17,693,313

32,014,175	29,321,026	659,868,279	1,135,235,226	385,784,248	368,090,935

$36,224,848	$32,014,175	$296,983,337	$659,868,279	$354,508,954	$385,784,248

$54,174	$31,633	$(4,274,368)	$4,740,561	$(1,318,428)	$965,925

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	57

SSGA Funds

Statements of Changes in Net Assets

	SSGA High Yield Bond Fund
	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014

Increase (Decrease) in Net Assets

Operations
Net investment income	$2,385,113	$5,619,460
Net realized gain (loss)	(1,503,062)	1,552,254
Net change in unrealized appreciation (depreciation)	(1,581,045)	2,599,509

Net increase (decrease) in net assets from operations	(698,994)	9,771,223

Voluntary contribution from Adviser	—	—

Distributions
From net investment income
Class N	(2,654,475)	(5,650,162)
Class A	(288)	(54)
Class C	(2,539)	(491)
Class I	(14,467)	(55)
Class K	(308)	(57)
Select Class	—	—
From net realized gains
Class N	(1,546,100)	(4,914,908)
Class A	(184)	—
Class C	(1,840)	—
Class I	(16,499)	—
Class K	(184)	—
Select Class	—	—

Net decrease in net assets from distributions	(4,236,884)	(10,565,727)

Share Transactions
Net increase (decrease) in net assets from share transactions	16,362,767	564,564

Total Net Increase (Decrease) in Net Assets	11,426,889	(229,940)

Net Assets
Beginning of period	89,026,769	89,256,709

End of period	$100,453,658	$89,026,769

Undistributed (overdistributed) net investment income included in net assets	$126,123	$413,087

See accompanying notes which are an integral part of the financial statements.

58	Statements of Changes in Net Assets

This page has been intentionally left blank.

SSGA Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Voluntary Contribution from Adviser	$ Distributions from Net Investment Income	$ Total Distributions
SSGA Dynamic Small Cap Fund
Class N
February 28, 2015*	37.33	0.19	1.28	1.47	—	(0.20)	(0.20)
August 31, 2014	31.76	0.17	5.67	5.84	—	(0.27)	(0.27)
August 31, 2013	24.28	0.17	7.56	7.73	0.01	(0.26)	(0.26)
August 31, 2012	20.89	0.25	3.14	3.39	—	—	—
August 31, 2011	15.80	(0.05)	5.14	5.09	—	—	—
August 31, 2010	15.31	(0.02)	0.51	0.49	—	—	—
Class A
February 28, 2015*	37.32	0.15	1.28	1.43	—	(0.17)	(0.17)
August 31, 2014**	37.38	(0.01)	(0.05)	(0.06)	—	—	—
Class C
February 28, 2015*	37.28	0.01	1.28	1.29	—	(0.05)	(0.05)
August 31, 2014**	37.38	(0.05)	(0.05)	(0.10)	—	—	—
Class I
February 28, 2015*	37.33	0.19	1.29	1.48	—	(0.23)	(0.23)
August 31, 2014**	37.38	— (f)	(0.05)	(0.05)	—	—	—
Class K
February 28, 2015*	37.34	0.23	1.29	1.52	—	(0.24)	(0.24)
August 31, 2014**	37.38	0.01	(0.05)	(0.04)	—	—	—
SSGA Clarion Real Estate Fund
Class N
February 28, 2015*	15.54	0.21	1.56	1.77	—	(0.18)	(0.18)
August 31, 2014	12.63	0.23	2.91	3.14	—	(0.23)	(0.23)
August 31, 2013	13.11	0.21	(0.46)	(0.25)	—	(0.23)	(0.23)
August 31, 2012	11.07	0.21	2.00	2.21	—	(0.17)	(0.17)
August 31, 2011	9.49	0.14	1.60	1.74	—	(0.16)	(0.16)
August 31, 2010	7.48	0.21	2.06	2.27	—	(0.26)	(0.26)
Class A
February 28, 2015*	15.54	0.19	1.57	1.76	—	(0.17)	(0.17)
August 31, 2014**	15.11	(0.11)	0.54	0.43	—	— (f)	— (f)
Class C
February 28, 2015*	15.53	0.13	1.56	1.69	—	(0.14)	(0.14)
August 31, 2014**	15.11	(0.12)	0.54	0.42	—	—	—
Class I
February 28, 2015*	15.55	0.17	1.59	1.76	—	(0.18)	(0.18)
August 31, 2014**	15.11	(0.10)	0.54	0.44	—	— (f)	— (f)
Class K
February 28, 2015*	15.55	0.23	1.57	1.80	—	(0.20)	(0.20)
August 31, 2014**	15.11	(0.10)	0.55	0.45	—	(0.01)	(0.01)

*	For the six months ended February 28, 2015 (Unaudited)
**	For the period July 7, 2014 (commencement of operations) to August 31, 2014.
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	If the Adviser had not made a one-time voluntary contribution during the period ended August 31, 2013, the total return would have been 31.70%.
(f)	Less than $0.005 per share.

See accompanying notes which are an integral part of the financial statements.

60	Financial Highlights

$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)(d)	% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(b)(d)	% Portfolio Turnover Rate(c)

38.60	3.94	24,529	1.10	1.97	1.01	47
37.33	18.42	24,136	1.20	1.82	0.46	189
31.76	32.20 (e)	23,509	1.25	2.28	0.61	147
24.28	16.23	10,007	1.25	3.51	1.10	160
20.89	32.22	9,115	1.25	3.38	(0.24)	179
15.80	3.20	8,562	1.53	3.36	(0.10)	240

38.58	3.84	10	1.30	2.16	0.80	47
37.32	(0.16)	10	1.20	3.04	(0.17)	189

38.52	3.49	10	2.05	2.91	0.06	47
37.28	(0.29)	10	1.93	3.77	(0.91)	189

38.58	3.96	534	1.04	2.19	1.05	47
37.33	(0.13)	10	0.95	2.79	0.08	189

38.62	4.09	10	0.85	1.77	1.26	47
37.34	(0.11)	10	0.76	2.62	0.26	189

17.13	11.48	53,829	1.00	1.38	2.55	17
15.54	25.11	52,518	1.00	1.36	1.62	32
12.63	(1.94)	39,956	1.00	1.43	1.60	58
13.11	20.22	62,155	1.00	1.32	1.76	21
11.07	18.41	58,135	1.00	1.26	1.29	12
9.49	30.77	59,738	1.00	1.31	2.46	36

17.13	11.41	113	1.20	1.59	2.34	17
15.54	2.85	103	1.18	1.53	(4.51)	32

17.08	10.91	131	1.95	2.35	1.58	17
15.53	2.78	103	1.91	2.27	(5.25)	32

17.13	11.43	441	0.95	1.44	2.06	17
15.55	2.93	103	0.93	1.29	(4.27)	32

17.15	11.64	113	0.75	1.13	2.79	17
15.55	2.95	103	0.74	1.08	(4.07)	32

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	61

SSGA Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Voluntary Contribution from Adviser	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
SSGA Enhanced Small Cap Fund
Class N
February 28, 2015*	17.12	0.11	1.01	1.12	—	(0.11)	(2.52)
August 31, 2014	14.44	0.13	2.84	2.97	—	(0.29)	—
August 31, 2013	11.54	0.18	2.84	3.02	—	(0.12)	—
August 31, 2012	10.14	0.11	1.37	1.48	—	(0.08)	—
August 31, 2011	7.95	0.07	2.17	2.24	—	(0.05)	—
August 31, 2010	7.42	0.05	0.54	0.59	—	(0.06)	—
Class A
February 28, 2015*	17.11	0.11	0.99	1.10	—	(0.09)	(2.52)
August 31, 2014**	17.23	(0.02)	(0.10)	(0.12)	—	—	—
Class C
February 28, 2015*	17.10	0.03	1.01	1.04	—	(0.04)	(2.52)
August 31, 2014**	17.23	(0.04)	(0.09)	(0.13)	—	—	—
Class I
February 28, 2015*	17.12	0.11	1.01	1.12	—	(0.11)	(2.52)
August 31, 2014**	17.23	(0.01)	(0.10)	(0.11)	—	—	—
Class K
February 28, 2015*	17.13	0.13	1.01	1.14	—	(0.13)	(2.52)
August 31, 2014**	17.23	(0.01)	(0.09)	(0.10)	—	—	—
SSGA Emerging Markets Fund
Class N
February 28, 2015*	19.22	0.04	(2.11)	(2.07)	—	(0.39)	(5.84)
August 31, 2014	18.47	0.26	2.53	2.79	0.01	(0.44)	(1.61)
August 31, 2013	18.71	0.37	(0.28)	0.09	—	(0.33)	—
August 31, 2012	20.81	0.34	(2.14)	(1.80)	—	(0.30)	—
August 31, 2011	19.20	0.29	1.70	1.99	—	(0.38)	—
August 31, 2010	16.61	0.17	2.81	2.98	—	(0.39)	—
Class A
February 28, 2015*	19.22	0.02	(2.09)	(2.07)	—	(0.38)	(5.84)
August 31, 2014**	18.68	0.07	0.47	0.54	0.01	—	—
Class C
February 28, 2015*	19.20	(0.03)	(2.10)	(2.13)	—	(0.32)	(5.84)
August 31, 2014**	18.68	0.04	0.48	0.52	0.01	—	—
Class I
February 28, 2015*	19.23	0.04	(2.11)	(2.07)	—	(0.42)	(5.84)
August 31, 2014**	18.68	0.07	0.48	0.55	0.01	—	—
Class K
February 28, 2015*	19.23	0.05	(2.12)	(2.07)	—	(0.42)	(5.84)
August 31, 2014**	18.68	0.08	0.47	0.55	0.01	—	—
Select Class
February 28, 2015*	19.24	0.06	(2.13)	(2.07)	—	(0.42)	(5.84)
August 31, 2014	18.53	0.31	2.52	2.83	0.01	(0.52)	(1.61)
August 31, 2013	18.79	0.38	(0.23)	0.15	—	(0.41)	—
August 31, 2012	20.90	0.36	(2.13)	(1.77)	—	(0.34)	—
August 31, 2011	19.28	0.31	1.73	2.04	—	(0.42)	—
August 31, 2010	16.67	0.21	2.82	3.03	—	(0.42)	—

*	For the six months ended February 28, 2015 (Unaudited)
**	For the period July 7, 2014 (commencement of operations) to August 31, 2014.
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	If the Adviser had not made a contribution during the period ended August 31, 2014, the total return would have been 15.62% for Class N, 15.94% for Select Class, 2.84% for Class A, 2.73% for Class C, 2.89% for Class I, and 2.89% for Class K of SSGA Emerging Markets Fund.
(f)	If the Adviser had not made a contribution during the period ended August 31, 2013, the total return would have been 0.41% and 0.66% for the Class N shares and Select Class of SSGA Emerging Markets Fund, respectively.

See accompanying notes which are an integral part of the financial statements.

62	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)(d)	% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(b)(d)	% Portfolio Turnover Rate(c)

(2.63)	15.61	7.23	35,845	0.75	1.49	1.36	31
(0.29)	17.12	20.71	31,706	0.75	1.28	0.78	71
(0.12)	14.44	26.45	29,321	0.75	1.36	1.35	57
(0.08)	11.54	14.76	27,134	0.75	1.58	1.06	64
(0.05)	10.14	28.19	27,311	0.75	1.44	0.69	57
(0.06)	7.95	8.01	26,130	0.75	1.58	0.62	77

(2.61)	15.60	7.14	187	0.95	1.82	1.35	31
—	17.11	(0.70)	99	0.93	1.98	(0.77)	71

(2.56)	15.58	6.72	90	1.70	2.42	0.37	31
—	17.10	(0.75)	99	1.67	2.72	(1.51)	71

(2.63)	15.61	7.26	94	0.70	1.42	1.37	31
—	17.12	(0.64)	99	0.69	1.73	(0.52)	71

(2.65)	15.62	7.36	9	0.51	1.26	1.56	31
—	17.13	(0.58)	10	0.49	1.50	(0.32)	71

(6.23)	10.92	(9.29)	279,744	1.26	1.598	0.55	37
(2.05)	19.22	15.68 (e)	495,509	1.20	1.24	1.44	89
(0.33)	18.47	0.45 (f)	938,195	1.25	1.26	1.86	56
(0.30)	18.71	(8.63)	1,273,588	1.25	1.28	1.80	74
(0.38)	20.81	10.25	1,451,810	1.25	1.26	1.29	50
(0.39)	19.20	17.98	1,328,720	1.24	1.24	0.87	63

(6.22)	10.93	(9.44)	6	1.46	1.73	0.29	37
—	19.22	2.89 (e)	10	1.36	1.77	2.27	89

(6.16)	10.91	(9.76)	58	2.21	2.53	(0.47)	37
—	19.20	2.78 (e)	103	2.11	2.52	1.51	89

(6.26)	10.90	(9.32)	1,137	1.22	1.68	0.60	37
—	19.23	2.94 (e)	10	1.12	1.52	2.52	89

(6.26)	10.90	(9.25)	6	1.02	1.37	0.72	37
—	19.23	2.94 (e)	10	0.97	1.42	2.65	89

(6.26)	10.91	(9.18)	16,032	1.02	1.29	0.70	37
(2.13)	19.24	15.95 (e)	164,226	0.98	1.03	1.68	89
(0.41)	18.53	0.69 (f)	197,040	1.03	1.04	1.92	56
(0.34)	18.79	(8.42)	436,595	1.02	1.05	1.90	74
(0.42)	20.90	10.48	715,328	1.02	1.04	1.40	50
(0.42)	19.28	18.24	954,350	1.01	1.02	1.09	63

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	63

SSGA Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
SSGA International Stock Selection Fund
Class N
February 28, 2015*	11.24	0.04	—	0.04	(0.10)	—	(0.10)
August 31, 2014	9.90	0.27	1.53	1.80	(0.46)	—	(0.46)
August 31, 2013	8.61	0.23	1.40	1.63	(0.34)	—	(0.34)
August 31, 2012	9.24	0.23	(0.53)	(0.30)	(0.33)	—	(0.33)
August 31, 2011	8.81	0.23	0.46	0.69	(0.26)	—	(0.26)
August 31, 2010	9.24	0.18	(0.33)	(0.15)	(0.28)	—	(0.28)
Class A
February 28, 2015*	11.23	0.03	0.01	0.04	(0.10)	—	(0.10)
August 31, 2014**	11.54	0.03	(0.34)	(0.31)	—	—	—
Class C
February 28, 2015*	11.22	(0.02)	0.02		(0.06)	—	(0.06)
August 31, 2014**	11.54	0.02	(0.34)	(0.32)	—	—	—
Class I
February 28, 2015*	11.24	0.02	0.03	0.05	(0.12)	—	(0.12)
August 31, 2014**	11.54	0.03	(0.33)	(0.30)	—	—	—
Class K
February 28, 2015*	11.24	0.05	0.01	0.06	(0.12)	—	(0.12)
August 31, 2014**	11.54	0.04	(0.34)	(0.30)	—	—	—
SSGA High Yield Bond Fund
Class N
February 28, 2015*	8.36	0.22	(0.29)	(0.07)	(0.25)	(0.15)	(0.40)
August 31, 2014	8.40	0.47	0.36	0.83	(0.47)	(0.40)	(0.87)
August 31, 2013	8.36	0.49	0.08	0.57	(0.51)	(0.02)	(0.53)
August 31, 2012	7.90	0.52	0.48	1.00	(0.54)	—	(0.54)
August 31, 2011	7.84	0.58	0.06	0.64	(0.58)	—	(0.58)
August 31, 2010	7.12	0.73	0.74	1.47	(0.75)	—	(0.75)
Class A
February 28, 2015*	8.36	0.21	(0.28)	(0.07)	(0.24)	(0.15)	(0.39)
August 31, 2014**	8.41	0.07	(0.07)		(0.05)	—	(0.05)
Class C
February 28, 2015*	8.36	0.18	(0.29)	(0.11)	(0.21)	(0.15)	(0.36)
August 31, 2014**	8.41	0.06	(0.07)	(0.01)	(0.04)	—	(0.04)
Class I
February 28, 2015*	8.36	0.22	(0.28)	(0.06)	(0.25)	(0.15)	(0.40)
August 31, 2014**	8.41	0.07	(0.07)		(0.05)	—	(0.05)
Class K
February 28, 2015*	8.36	0.23	(0.28)	(0.05)	(0.26)	(0.15)	(0.41)
August 31, 2014**	8.41	0.07	(0.07)		(0.05)	—	(0.05)

*	For the six months ended February 28, 2015 (Unaudited)
**	For the period July 7, 2014 (commencement of operations) to August 31, 2014.
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	If the Adviser had not made a contribution during the period ended August 31, 2013, the total return would have remained 19.45% for Class N of SSGA International Stock Selection Fund.

See accompanying notes which are an integral part of the financial statements.

64	Financial Highlights

$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)(d)	% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(b)(d)	% Portfolio Turnover Rate(c)

11.18	0.37	354,040	1.00	1.23	0.67	25
11.24	18.31	385,784	1.02	1.19	2.46	74
9.90	19.45 (e)	368,091	1.00	1.19	2.41	54
8.61	(3.16)	387,120	1.00	1.21	2.65	90
9.24	7.61	766,126	1.00	1.19	2.27	77
8.81	(1.85)	1,055,967	1.00	1.17	1.95	83

11.17	0.37	10	1.19	1.39	0.47	25
11.23	(2.69)	10	1.17	1.50	1.65	74

11.16	(0.07)	97	1.95	2.18	(0.29)	25
11.22	(2.77)	97	1.91	2.25	0.91	74

11.17	0.47	353	0.95	1.20	0.37	25
11.24	(2.60)	10	0.92	1.24	1.90	74

11.18	0.58	10	0.75	1.04	0.92	25
11.24	(2.60)	10	0.73	1.11	2.09	74

7.89	(0.67)	99,885	0.75	0.88	5.57	54
8.36	10.49	89,027	0.73	0.78	5.61	79
8.40	6.85	89,257	0.75	0.79	5.70	112
8.36	13.17	113,999	0.75	0.88	6.30	196
7.90	8.16	78,626	0.75	0.83	7.02	294
7.84	21.46	51,398	0.75	1.01	9.43	294

7.90	(0.76)	9	0.94	1.05	5.38	54
8.36	(0.05)	10	0.93	1.19	5.18	79

7.89	(1.11)	94	1.70	1.82	4.62	54
8.36	(0.09)	99	1.67	1.95	4.45	79

7.90	(0.52)	456	0.70	0.83	5.58	54
8.36	(0.03)	10	0.68	0.94	5.43	79

7.90	(0.43)	9	0.50	0.65	5.83	54
8.36	(0.02)	10	0.50	0.81	5.63	79

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	65

SSGA Funds

Notes to Financial Statements — February 28, 2015 (Unaudited)

1.	Organization

The SSGA Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”).

The Trust consists of eleven (11) series and corresponding classes, each of which have the same rights and privileges, including the same voting rights. Each series is authorized to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. The financial statements herein relate to the following series (each a “Fund” and, collectively, the “Funds”):

Fund	Classes	Commencement of Operations:
SSGA Dynamic Small Cap Fund	Class N Class A Class C Class I Class K	July 1, 1992 July 7, 2014 July 7, 2014 July 7, 2014 July 7, 2014
SSGA Clarion Real Estate Fund	Class N Class A Class C Class I Class K	April 29, 1998 July 7, 2014 July 7, 2014 July 7, 2014 July 7, 2014
SSGA Enhanced Small Cap Fund	Class N Class A Class C Class I Class K	March 22, 2005 July 7, 2014 July 7, 2014 July 7, 2014 July 7, 2014
SSGA Emerging Markets Fund	Class N Select Class[1] Class A Class C Class I Class K	March 1, 1994 November 28, 2005 July 7, 2014 July 7, 2014 July 7, 2014 July 7, 2014
SSGA International Stock Selection Fund	Class N Class A Class C Class I Class K	March 7, 1995 July 7, 2014 July 7, 2014 July 7, 2014 July 7, 2014
SSGA High Yield Bond Fund	Class N Class A Class C Class I Class K	May 4, 1998 July 7, 2014 July 7, 2014 July 7, 2014 July 7, 2014

1	Select Class shares of the SSGA Emerging Markets Fund may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company or State Street Global Markets LLC to offer shares (“Select Intermediaries”). Select Intermediaries are advisors, securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into a shareholder servicing agreement with the State Street Global Markets LLC with respect to investments of its accounts in the Select Class.

The other five (5) series are included in separate Semiannual Reports.

On January 23, 2015, the IAM SHARES Fund was liquidated and closed.

66	Notes to Financial Statements

SSGA Funds

Notes to Financial Statements, continued — February 28, 2015 (Unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services –Investment Companies.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

Investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed income securities and options are valued on the basis of the closing bid price. Equity-linked securities are valued at settlement price of the underlying security. Futures contracts are valued at the quoted settlement price at the end of each day on the exchange upon which they are traded. Money market instruments maturing within 60 days of the valuation date are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Securities for which market quotations are not readily available may be valued at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees (the “Board”). The Board has adopted procedures concerning securities valuation, under which an Oversight Committee makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds have adopted provisions surrounding fair value measurements and disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Funds’ investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are nonactive, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the Trust’s calculation of NAVs for each applicable Fund when the Trust deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as

Notes to Financial Statements	67

SSGA Funds

Notes to Financial Statements, continued — February 28, 2015 (Unaudited)

determined in accordance with Fair Value Procedures adopted by the Board. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) the Funds’ custodian or administrator determines that a market quotation is inaccurate.

Equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. Transfers between fair value hierarchy levels are recognized at the end of the year. For the period end February 28, 2015, there were no transfers between levels.

The levels associated with valuing the Funds’ investments for the period ended February 28, 2015 are disclosed in the Presentation of Portfolio Holdings following the Schedule of Investments.

Investment Transactions

Investment transactions are recorded on the trade date basis. Realized gains and losses from the sale of disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings on the ex-dividend date. Class specific distribution and shareholder servicing fees are borne by each class. Income, non-class specific expenses, and realized gains and losses are allocated to the respective classes daily on the basis of relative net assets.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method. Withholding taxes on foreign dividend interest and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

Federal Income Taxes

Since the Trust is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (losses) of the other Funds.

It is each Fund’s intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income and capital gains. Therefore, for the year ended August 31, 2014, the Funds paid no federal income taxes and no federal income tax provision was required for the Funds.

Each Fund files a U.S. tax return. At February 28, 2015, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. The Funds may be

68	Notes to Financial Statements

SSGA Funds

Notes to Financial Statements, continued — February 28, 2015 (Unaudited)

subject to potential examinations by certain taxing authorities for all open tax years (the current and prior years, as applicable). There are no examinations in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At August 31, 2014, the following Funds had net tax basis capital loss carryforwards, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration Year
	8/31/2016	8/31/2017	8/31/2018	8/31/2019	Non-Expiring Short Term	Non-Expiring Long Term	Total
SSGA Dynamic Small Cap Fund	$—	$10,059,655	$6,490,926	$—	$—	$—	$16,550,581
SSGA Clarion Real Estate Fund	$—	$—	$8,669,325	$—	$—	$—	$8,669,325
SSGA Enhanced Small Cap Fund	$—	$—	$—	$—	$—	$—	$—
SSGA Emerging Markets Fund	$—	$—	$—	$—	$—	$—	$—
SSGA International Stock Selection Fund	$—	$149,448,931	$428,227,873	$—	$—	$—	$577,676,804
SSGA High Yield Bond Fund	$—	$—	$—	$—	$—	$—	$—

As of February 28, 2015, the Funds’ aggregate cost of investments and the comparison of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

SSGA Dynamic Small Cap Fund	$27,500,632	$3,944,130	$302,205	$3,641,925
SSGA Clarion Real Estate Fund	$34,808,916	$22,295,951	$82,554	$22,213,397
SSGA Enhanced Small Cap Fund	$29,641,646	$7,962,999	$1,252,024	$6,710,975
SSGA Emerging Markets Fund	$237,332,824	$83,787,210	$15,651,386	$68,135,824
SSGA International Stock Selection Fund	$314,332,819	$52,305,348	$12,162,414	$40,142,934
SSGA High Yield Bond Fund	$97,240,878	$2,756,277	$904,057	$1,852,220

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid on the following frequency:

SSGA Dynamic Small Cap Fund	Annually
SSGA Clarion Real Estate Fund	Monthly
SSGA Enhanced Small Cap Fund	Annually
SSGA Emerging Markets Fund	Annually
SSGA International Stock Selection Fund	Annually
SSGA High Yield Bond Fund	Monthly

Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes. These differences relate primarily to investments in swaps, futures, forward contracts, passive foreign investment companies, foreign denominated investments, REITs, wash sales, partnerships, non-taxable dividends and investments in certain securities sold at a loss. Permanent differences between book and tax accounting are reclassified to paid-in capital. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Trust which cannot be directly attributed to a Fund are allocated among all funds of the Trust based principally on their relative average net assets.

All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each

Notes to Financial Statements	69

SSGA Funds

Notes to Financial Statements, continued — February 28, 2015 (Unaudited)

class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of any fund that holds securities denominated in non-U.S. dollars are translated into U.S. dollars on the following basis:

(a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains (losses) from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities resulting from changes in the exchange rates.

These Funds do not isolate that portion of the results of operations of a Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (loss) on debt obligations.

Capital Gains Taxes

The SSGA Emerging Markets Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. This Fund has recorded a deferred tax liability in respect of unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at February 28, 2015. The accrual for unrealized capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statement of Assets and Liabilities for the Fund. The amounts related to capital gain taxes are included in net realized gain (loss) on investments in the Statement of Operations for the Fund.

	Deferred Tax Liability	Capital Gains Taxes

SSGA Emerging Markets Fund	$475,193	$403,894

High Yield Securities

The SSGA High Yield Bond Fund may invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield instruments reflect, among other things, perceived credit risk. The Funds’ investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Loan Agreements

The SSGA High Yield Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. These investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan anticipation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

70	Notes to Financial Statements

SSGA Funds

Notes to Financial Statements, continued — February 28, 2015 (Unaudited)

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Fund’s Prospectus and Statement of Additional Information, the Funds may invest in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds’ use of derivatives includes exchange-traded futures and credit default swaps. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objectives.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn “market-like” returns with the Funds’ excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds’ investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk, counterparty risk, interest rate risk and credit risk.

Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

The fair values of the Funds’ derivative instruments as shown on the Statements of Assets and Liabilities, categorized by risk exposure for the period ended February 28, 2015 were as follows:

	SSGA Dynamic Small Cap Fund	SSGA Enhanced Small Cap Fund	SSGA Emerging Markets Fund
	Equity Contracts	Equity Contracts	Forward Contracts*

Asset Derivatives
Futures Contracts(1)	$18	$13,812	$—
Foreign Exchange Contracts	—	—	1,282,786

Liability Derivatives
Foreign Exchange Contracts	$—	$—	$1,540,420

	SSGA International Stock Selection Fund	SSGA High Yield Bond Fund
	Equity Contracts	Credit Contracts

Asset Derivatives
Credit Default Swap Contracts	$—	$27,310

Liability Derivatives
Futures Contracts(1)	$21,254	$—

*	Includes only forward foreign currency-related transactions.
(1)	Portfolio of Investments: Cumulative unrealized appreciation/depreciation of futures contracts. Only unsettled receivable/payable for variation margin is reported within Statement of Assets and Liabilities.

Notes to Financial Statements	71

SSGA Funds

Notes to Financial Statements, continued — February 28, 2015 (Unaudited)

The effects of derivative instruments on the Statements of Operations, for the period ended February 28, 2015 were as follows:

	SSGA Dynamic Small Cap Fund	SSGA Enhanced Small Cap Fund	SSGA Emerging Markets Fund
	Equity Contracts	Equity Contracts	Equity Contracts	Forward Contracts*

Realized Gain (Loss)
Futures Contracts(2)	$21,891	$22,703	$(657,079)	$—
Foreign Exchange Contracts	—	—	—	(1,642,636)

Change in Appreciation (Depreciation)
Futures Contracts(3)	$18	$(8,400)	$(55,157)	$—
Foreign Exchange Contracts	—	—	—	(117,225)

	SSGA International Stock Selection Fund	SSGA High Yield Bond Fund
	Equity Contracts	Credit Contracts

Realized Gain (Loss)
Futures Contracts(2)	$(193,373)	$—
Credit Default Swap Contracts	—	3,694

Change in Appreciation (Depreciation)
Futures Contracts(3)	$(21,254)	$—
Credit Default Swap Contracts	—	27,310

*	Includes only forward foreign currency-related transactions.
(2)	Statement of Operations location: Net realized gain (loss) on: Futures contracts
(3)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on: Futures contracts

Derivative balances at February 28, 2015 are representative of derivative use throughout the period.

For the period ended February 28, 2015, the Funds’ quarterly holdings of swap contracts were as follows:

Credit Default Swap Notional Amounts Outstanding
Quarter Ended	SSGA High Yield Bond Fund
November 30, 2014	—
February 28, 2015	1,800,000

For financial reporting purposes, the Fund does not offset derivative assets or liabilities, including those that may be subject to an enforceable Foreign Exchange Master Agreement that allows for net settlement between counterparties, on the Statement of Assets and Liabilities. The following tables set forth the Fund’s net exposure to derivative assets and liabilities available for offset and net of collateral at February 28, 2015.

Offsetting of Financial Assets and Derivative Assets
SSGA Emerging Markets Fund — Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets presented in Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities Collateral Received(a)	Net Amount of Derivatives Assets(b)
Barclays Capital	$110,858	$—	$110,858	$110,858	$—
Citibank N.A.	53,839	—	53,839	53,839	—
Deutsche Bank AG	96,495	—	96,495	96,495	—
JP Morgan Chase Bank, N.A.	526,312	—	526,312	313,507	212,805
Societe Generale	106,018	—	106,018	103,044	2,974
Standard Chartered Bank	389,264	—	389,264	—	389,264

	$1,282,786	$—	$1,282,786	$677,743	$605,043

72	Notes to Financial Statements

SSGA Funds

Notes to Financial Statements, continued — February 28, 2015 (Unaudited)

Offsetting of Financial Liabilities and Derivative Liabilities
SSGA Emerging Markets Fund — Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets presented in Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities Collateral Pledged(a)	Net Amount of Derivatives Liabilities(b)
Bank of America N.A.	$50,557	$—	$50,557	$—	$50,557
Barclays Capital	183,101	—	183,101	110,858	72,243
BNP Paribas SA	737	—	737	—	737
Citibank N.A.	88,427	—	88,427	53,839	34,588
Credit Suisse International	56,217	—	56,217	—	56,217
Deutsche Bank AG	447,489	—	447,489	96,495	350,994
Goldman Sachs Capital Markets L.P.	237,673	—	237,673	—	237,673
JP Morgan Chase Bank, N.A.	313,507	—	313,507	313,507	—
Societe Generale	103,044	—	103,044	103,044	—
Toronto Dominion Bank	59,668	—	59,668	—	59,668

	$1,540,420	$—	$1,540,420	$677,743	$862,677

(a) The	actual collateral received and/or pledged may be more than the amount shown.
(b) Net	amount represents the net amount due from, or payable to, the counterparty in the event of default.

For financial reporting purposes, the Fund does not offset credit default swap assets or liabilities on the Statement of Assets and Liabilities and is not subject to a Master Netting Agreement. The following tables set forth the Fund’s net exposure to credit default swap assets and liabilities available at August 31, 2014.

Offsetting of Financial Assets and Derivative Assets
SSGA High Yield Bond Fund — Credit Default Swap Contracts
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets presented in Statements of Assets and Liabilities	Not Offset in the Statements of Assets and Liabilities Collateral Received(a)	Net Amount of Derivative Assets(b)
Goldman Sachs & Co.	$136,913	$—	$136,913	$—	$136,913

(a) The	actual collateral received and/or pledged may be more than the amount shown.
(b) Net	amount represents the net amount due from, or payable to, the counterparty in the event of default.

Foreign Currency Exchange Contracts

In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“contracts”). Additionally, from time to time these Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any. Realized gains (losses) arising from such transactions are included in net realized gain (loss) from foreign currency-related transactions.

These Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or, to the extent permitted by the investment objective, restrictions and policies set forth in a Fund’s Prospectus and Statement of Additional Information, to effect investment transactions to generate returns consistent with the Funds’ investment objective and strategies. A forward contract involves an obligation to purchase or sell a specific currency. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.

Notes to Financial Statements	73

SSGA Funds

Notes to Financial Statements, continued — February 28, 2015 (Unaudited)

For the period ended February 28, 2015, the following Fund entered into forward foreign currency exchange contracts primarily for the strategy listed below:

Fund	Strategy
SSGA Emerging Markets Fund	Foreign currency exposure management

Futures Contracts

A futures contract is an agreement to buy or sell a security, or deliver a cash settlement, in connection with an interest rate, an index, currency or other asset. The risk of loss in trading futures contracts in some strategies is potentially unlimited. The entire amount invested in futures contracts could be lost. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a Fund may invest. Participation in the futures markets, as well as the use of various forward contracts, involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If the Fund’s predictions of movements in the direction of the securities, fixed income or currencies markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategies were not used.

Certain Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended February 28, 2015, the following Funds entered into future contracts primarily for the strategies listed below:

Funds	Strategies
SSGA Dynamic Small Cap Fund	Exposing cash reserves to markets
SSGA Enhanced Small Cap Fund	Hedging cash
SSGA Emerging Markets Fund	Return enhancement, hedging and exposing cash reserves to markets
SSGA International Stock Selection Fund	Exposing cash reserves to markets

Credit Default Swaps

The SSGA High Yield Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its upfront or periodic payments previously made and recover nothing should a credit event fail to occur and the swap is held to its termination date. As a seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund. The maximum potential amount the Fund may pay should a negative credit event take place is defined under the terms of the agreement.

74	Notes to Financial Statements

SSGA Funds

Notes to Financial Statements, continued — February 28, 2015 (Unaudited)

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

Index Swaps

The SSGA Emerging Markets Fund may enter into index swap agreements in order to efficiently participate in certain foreign markets. Pursuant to these agreements, the Fund pays the swap counterparties based on the notional amount an agreed upon rate (e.g., the 12-month USD LIBOR BBA rate). During the terms of the agreements, changes in the underlying values of the swaps are recorded as unrealized gain (loss) and are based on changes in the value of the underlying index or security. The underlying index or security is valued at the published daily closing price. Accrued interest expense to be paid to the swap counterparties or accrued interest income to be paid to the Fund, at the agreed upon dates, are recognized as unrealized gain (loss). Amounts paid to and received from the swap counterparties representing capital appreciation (depreciation) on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit and counterparty risk in the event of non-performance by the swap counterparties. The Fund minimizes this risk by entering into agreements only with counterparties that the Funds’ investment adviser deems creditworthy. This risk is also mitigated by investing the portfolio in assets generating cash flows complementary to the returns it is required to pay. The Fund segregates certain short-term investments (identified in the accompanying Schedule of Investments) as collateral for the notional amount under the index swap agreements. As of February 28, 2015, the SSGA Emerging Markets Fund held no swap contracts and therefore held no cash collateral in connection with swap contracts purchased (sold).

Participation Notes

The SSGA Emerging Markets Fund may purchase participation notes, also known as participation certificates or participation interest notes. Participation notes are issued by banks or broker-dealers that are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of participation notes will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in participation notes involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of a participation note will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Fund relies on the creditworthiness of the counterparty issuing the participation note and has no rights against the issuer of the underlying security. The Fund minimizes this risk by entering into agreements only with counterparties that the Funds’ investment adviser deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the participation notes are traded may be less liquid than the markets for other securities, or may be completely illiquid. As of February 28, 2015, the SSGA Emerging Markets Fund held four Equity-Linked Notes which are identified on the Schedule of Investments.

Investment in Foreign Securities

The investments by the Funds in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Notes to Financial Statements	75

SSGA Funds

Notes to Financial Statements, continued — February 28, 2015 (Unaudited)

Investment in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

Contractual Obligation/Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Funds enter into contracts that contain a variety of representations and obligations, including general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.	Investment Transactions

Securities

For the period ended February 28, 2015, purchases and sales of investment securities, excluding U.S. government and agency obligations, short-term investments and derivative contracts aggregated to the following:

	Purchases	Sales

SSGA Dynamic Small Cap Fund	$11,445,041	$11,509,667
SSGA Clarion Real Estate Fund	8,968,571	11,782,606
SSGA Enhanced Small Cap Fund	11,872,280	9,622,672
SSGA Emerging Markets Fund	164,779,735	458,290,645
SSGA International Stock Selection Fund	88,110,143	122,992,555
SSGA High Yield Bond Fund	57,610,079	45,150,252

Securities Lending

The Trust participates in a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. Each Fund receives cash (U.S. currency), U.S. Government, U.S. Government agency obligations or foreign government securities as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral must be invested by State Street Bank and Trust Company, as the lending agent, in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded by a lending Fund along with the related obligation to return the collateral. As of November 30, 2014, all such cash collateral was invested in the State Street Navigator Securities Lending Prime Portfolio, a money market fund affiliated with the Funds’ investment adviser.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and the lending agent and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and the lending agent and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Funds the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

76	Notes to Financial Statements

SSGA Funds

Notes to Financial Statements, continued — February 28, 2015 (Unaudited)

As of February 28, 2015, the non-cash collateral received for the securities on loan was as follows:

	Non-Cash Collateral Value	Non-Cash Collateral Holding

SSGA Dynamic Small Cap Fund	$2,378	Pool of U.S. Government Bonds
SSGA Clarion Real Estate Fund	$1,862,422	Pool of U.S. Government Bonds
SSGA Emerging Markets Fund	$1,004,569	Pool of U.S. and Foreign Government Bonds

The Funds cannot repledge or sell non-cash collateral balances.

4.	Related Party Transactions, Fees and Expenses

Adviser and Affiliates

SSGA Funds Management, Inc. (the “Adviser”) manages the Funds pursuant to an Amended and Restated Investment Advisory Agreement dated April 11, 2012, between the Trust and the Adviser. The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. CBRE Clarion Securities LLC serves as the sub-adviser for the SSGA Clarion Real Estate Fund. The Adviser provides reporting, operational compliance and general oversight services with respect to the investment advisory services of the sub-adviser. The Adviser and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Adviser directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, each Fund pays a fee to the Adviser, calculated daily and paid monthly, at the following annual rates of their average daily net assets:

Funds	%
SSGA Dynamic Small Cap Fund	0.75
SSGA Clarion Real Estate Fund	0.65
SSGA Enhanced Small Cap Fund	0.45
SSGA Emerging Markets Fund	0.75
SSGA International Stock Selection Fund	0.75
SSGA High Yield Bond Fund	0.30

Effective May 1, 2014, the Adviser is contractually obligated until December 31, 2015 to waive its management fee as follows:

SSGA Fund Name	Expense Limitation	Expiration Date
SSGA Dynamic Small Cap Fund	0.85%	December 31, 2015
SSGA Clarion Real Estate Fund	0.75%	December 31, 2015
SSGA Enhanced Small Cap Fund	0.50%	December 31, 2015
SSGA Emerging Markets Fund	1.00%	December 31, 2015
SSGA International Stock Selection Fund	0.75%	December 31, 2015
SSGA High Yield Bond Fund	0.50%	December 31, 2015

Prior to December 31, 2015, this agreement may not be terminated with respect to a Fund without the approval of the Board of Trustees. This agreement supersedes any prior voluntary waiver or reimbursement arrangements for the Funds specifically named above and may, at the Adviser’s option, continue after the dates designated above.

The total amount of waivers for the period ended February 28, 2015 is detailed in the following table. The Adviser does not have the ability to recover these amounts waived or reimbursed under this contractual agreement.

SSGA Fund Name	Amount Waived or Reimbursed

SSGA Dynamic Small Cap Fund	$105,613
SSGA Clarion Real Estate Fund	99,509
SSGA Enhanced Small Cap Fund	117,476
SSGA Emerging Markets Fund	688,455
SSGA International Stock Selection Fund	406,758
SSGA High Yield Bond Fund	53,174

Notes to Financial Statements	77

SSGA Funds

Notes to Financial Statements, continued — February 28, 2015 (Unaudited)

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSGA Prime Money Market Fund (“Central Fund”) (a series of the Trust not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. Effective September 1, 2006, the Adviser has voluntarily agreed to waive a portion of any participating Fund’s advisory fee equal to the advisory fee paid by that participating Fund to the Central Fund. As of February 28, 2015, $8,401,856 or 0.15% of the Central Fund’s net assets represents investments by these Funds.

For the period ended February 28, 2015, the total advisory fees waived pursuant to the voluntary waiver agreement were as follows:

Amount Waived

SSGA Dynamic Small Cap Fund	$200
SSGA Clarion Real Estate Fund	246
SSGA Enhanced Small Cap Fund	633
SSGA Emerging Markets Fund	2,424
SSGA International Stock Selection Fund	1,224
SSGA High Yield Bond Fund	3,096

Boston Financial Data Services, Inc. (“BFDS”) serves as the Funds’ transfer and dividend paying agent, pursuant to an agreement dated August 1, 2006, as amended. For these services, the Funds pay annual account services fees, activity based fees and charges related to compliance and regulatory services. BFDS is a joint venture of DST Systems, Inc., and State Street Corporation.

State Street Bank and Trust Company (“State Street”), a wholly-owned subsidiary of State Street Corporation, provides custody and fund accounting services to the Funds pursuant to an Amended and Restated Custodian Agreement dated April 11, 2013. For these services, the Funds pay State Street asset based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

On August 19, 2014, the Custodian made a contribution of $252,840 to the SSGA Emerging Markets Fund to correct a processing error. This amount is included in the Statement of Changes.

Securities Lending

State Street is authorized to act on behalf of the Trust as lending agent with respect to the lending of certain securities of the Trust held by State Street as custodian, pursuant to an amended and restated securities lending authorization agreement dated September 28, 2010. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated at 85% payment to the fund, and 15% payable to State Street (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement).

For the period September 1, 2013 through February 28, 2015, State Street earned securities lending agent fees as follows:

Agent Fees Earned

SSGA Dynamic Small Cap Fund	$18,811
SSGA Clarion Real Estate Fund	3,023
SSGA Emerging Markets Fund	31,685
SSGA International Stock Selection Fund	33,515

Transactions with Affiliates

Each Fund may invest in the SSGA Prime Money Market Fund, a series of the Trust. All income distributions earned by the Funds from affiliated money market funds are recorded as dividends from affiliated money market funds on the Statements of Operations. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio, a series of State Street Navigator Securities Lending Trust, for which SSGA FM serves as the investment adviser.

78	Notes to Financial Statements

SSGA Funds

Notes to Financial Statements, continued — February 28, 2015 (Unaudited)

Amounts related to investments in the SSGA Prime Money Market Fund and/or State Street Navigator Securities Lending Prime Portfolio at February 28, 2015 and for the period then ended are:

SSGA Prime Money Market Fund	Value at 8/31/2014	Purchased Cost	Purchased Shares	Sold Cost	Sold Shares	Value at 2/28/2015	Income

SSGA Dynamic Small Cap Fund	$255,049	$2,567,388	2,567,388	$2,439,763	2,439,763	$382,674	$18
SSGA Clarion Real Estate Fund	621,712	5,799,206	5,799,206	6,203,943	6,203,943	216,975	25
SSGA Enhanced Small Cap Fund	519,323	5,841,928	5,841,928	5,818,113	5,818,113	543,138	56
SSGA Emerging Markets Fund	100	101,329,746	101,329,746	101,329,746	101,329,746	100	186
SSGA International Stock Selection Fund	815,887	19,769,584	19,769,584	19,247,949	19,247,949	1,337,522	77
SSGA High Yield Bond Fund	3,725,780	57,401,206	57,401,206	55,205,539	55,205,539	5,921,447	278

State Street Navigator Securities Lending Prime Portfolio	Value at 8/31/2014	Purchased Cost	Purchased Shares	Sold Cost	Sold Shares	Value at 2/28/2015	Income

SSGA Dynamic Small Cap Fund	$5,684,575	$4,173,927	4,173,927	$3,722,080	3,722,080	$6,136,422	$18,811
SSGA Clarion Real Estate Fund	3,796,807	25,684,561	25,684,561	27,165,606	27,165,606	2,315,762	3,023
SSGA Emerging Markets Fund	19,318,868	31,396,514	31,396,514	43,240,579	43,240,579	7,474,803	31,685
SSGA International Stock Selection Fund	9,985,733	47,930,455	47,930,455	51,095,899	51,095,899	6,820,289	33,515

Administrator

State Street (the “Administrator”) serves as the Trust’s Administrator, pursuant to an administration agreement dated January 1, 2013 (the “Administration Agreement”). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Trust’s operations. The Trust pays the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of the Trust: $0 to $10 billion — 0.0175%; next $10 billion — 0.0125%; next $10 billion — 0.0075% and 0.0050% thereafter. In addition, the Trust pays additional fees to the Administrator for certain services and reimburses the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

State Street Global Markets, LLC (the “Distributor” or “SSGM”) promotes and offers shares of the Trust pursuant to an Amended and Restated Distribution Agreement dated April 14, 2014. The Distributor may enter into agreements with other related and non-related parties which act as agents to offer and sell shares of the Funds. The amounts paid to the Distributor are included in the accompanying Statements of Operations. The Distributor is a wholly-owned subsidiary of State Street Corporation.

The Trust has adopted a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under the Plan, the Trust is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Trust and the servicing of investor accounts.

To compensate the Distributor for the services it provides and for the expenses it bears in connection with the distribution of shares of the Funds, each Fund may make payments from the assets attributable to certain classes of its shares to the Distributor under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan is a compensation plan that provides for payments at annual rates (based on average daily net assets) described below.

The Plan will continue in effect with respect to a class of shares of a Fund only if such continuance is specifically approved at least annually by a vote of both a majority of the Board of Trustees of the Trust and a majority of the Trustees of the Trust who are not “interested persons” of the Trust (the “Independent Trustees”) and have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto (the “Qualified Distribution Plan Trustees”). The Plan may not be amended to increase materially the amount of a Fund’s permitted expenses thereunder without the approval of a majority of the outstanding shares of the affected share class and may not be materially amended in any case without a vote of the majority of

Notes to Financial Statements	79

SSGA Funds

Notes to Financial Statements, continued — February 28, 2015 (Unaudited)

both the Trustees and the Qualified Distribution Plan Trustees. At the time of adoption, none of the Independent Trustees of the Trust had a direct or indirect financial interest in the operation of the Plan. The Plan calls for payments at an annual rate (based on average net assets) as follows:

Annual 12b-1 Fee

Class N	0.25%
Select Class	0.025%
Class A	0.25%
Class C	1.00%
Class I	0.00%
Class K	0.00%

Additionally, the Board approved the following limits on the amount of Rule 12b-1 fees the Distributor is reimbursed pursuant to the Plan:

12b-1 Fee Limit

SSGA Dynamic Small Cap Fund	0.25%
SSGA Clarion Real Estate Fund	0.25%
SSGA Enhanced Small Cap Fund	0.25%
SSGA Emerging Markets Fund	0.25%
SSGA International Stock Selection Fund	0.25%
SSGA High Yield Bond Fund	0.25%
The Plan may benefit the Funds by increasing sales of shares and reducing redemptions of shares, resulting potentially, for example, in economies of scale and more predictable flows of cash into and out of the Funds. Because Rule 12b-1 fees are paid out of a Fund’s assets, all shareholders share in that expense; however, because shareholders hold their shares through varying arrangements (for example, directly or through financial intermediaries), they may not share equally in the benefits of the Plan.

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Funds, and/or provide certain administrative and account maintenance services to mutual fund shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, and insurance companies.

In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semi-annual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

The compensation paid by the Distributor to a financial intermediary may be paid continually over time, during the period when the intermediary’s clients hold investments in the Funds. The compensation to financial intermediaries includes networking fees and account-based fees. The amount of continuing compensation paid by the Distributor to different financial intermediaries varies.

Some portion of the Distributor’s payments to financial intermediaries will be made out of amounts received by the Distributor under the Funds’ Plans. In addition, certain of the Funds may reimburse the Distributor for payments the Distributor makes to financial intermediaries that provide certain recordkeeping, administrative and account maintenance services. The amount of the reimbursement is calculated in a manner approved by the Trustees and is reviewed by the Trustees periodically.

The Distributor and its affiliates (including SSGA FM), at their own expense and out of their own assets, may also provide other compensation to financial intermediaries in connection with sales of the Funds’ shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial intermediaries in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other financial intermediary-sponsored special events. In some instances, this compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of

80	Notes to Financial Statements

SSGA Funds

Notes to Financial Statements, continued — February 28, 2015 (Unaudited)

shares. Dealers may not use sales of the Funds’ shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as the Financial Industry Regulatory Authority, Inc.

If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by the Distributor and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

Because the Funds pay distribution, service and other fees for the sale of their shares and for services provided to shareholders out of the Funds’ assets on an ongoing basis, over time those fees will increase the cost of an investment in a Fund and may cost a shareholder more than paying other types of sales loads. A Fund may pay distribution fees, service fees and other amounts described above at a time when shares of the Fund are not being actively promoted to new investors generally, or when shares of that Fund are unavailable for purchase.

Each Fund listed in the table below has a shareholder servicing agreement with State Street and the following entities related to State Street: SSGM, Fiduciary Investors Services Division of State Street (“Fiduciary Investors Services”) and High Net Worth Services Division of State Street (“High Net Worth Services”) (collectively, the “Agents”), as well as several unaffiliated services providers. For these services, each Class N pays 0.025% to State Street and a maximum of 0.175% to each of the affiliated Agents, based upon the average daily value of all Class N shares held by or for customers of these Agents. For the period ended February 28, 2015, each Class N paid the following shareholder servicing expenses to the Agents:

	State Street	SSGM

SSGA Dynamic Small Cap Fund	$326	$161
SSGA Clarion Real Estate Fund	588	18
SSGA Enhanced Small Cap Fund	13	—
SSGA Emerging Markets Fund	1,585	1,124
SSGA International Stock Selection Fund	4,418	—
SSGA High Yield Bond Fund	2,128	14

The Fund(s) did not incur any expenses from Fiduciary Investors Services during the period.

Board of Trustees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Funds does not receive compensation from the Funds for his or her service as a Trustee.

Each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trust. The Co-Chairmen each receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. As of the date of this Shareholder Report, the Trustees were not paid pension or retirement benefits as part of SSGA Funds’ expenses. However, the SSGA Funds have, pursuant to an exemptive order from the SEC, implemented an optional deferred compensation plan by which the Independent Trustees may defer receipt of compensation and receive a return on the deferred amount determined with reference to the performance of shares of specified SSGA Funds. As of the period ended February 28, 2015, none of the Independent Trustees participated in the optional deferred compensation program. The SSGA Funds’ officers are compensated by the Adviser and its affiliates.

Independent Trustees’ fees are allocated among the Trust, State Street Master Fund and State Street Institutional Investment Trust and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

Notes to Financial Statements	81

SSGA Funds

Notes to Financial Statements, continued — February 28, 2015 (Unaudited)

Accrued fees payable to affiliates and trustees as of February 28, 2015 were as follows:

	SSGA Dynamic Small Cap Fund	SSGA Clarion Real Estate Fund	SSGA Enhanced Small Cap Fund	SSGA Emerging Markets Fund	SSGA International Stock Selection Fund	SSGA High Yield Bond Fund

Advisory fees	$29,962	$58,858	$25,088	$378,460	$418,757	$40,896
Administration fees	166	1,497	393	14,983	10,013	3,817
Custodian fees	10,337	8,687	22,558	564,695	76,838	16,966
Distribution fees	2,005	48,480	29,110	—	—	58,083
Shareholder servicing fees	1,289	—	—	370	—	1,673
Transfer agent fees	1,000	1,000	1,000	149,156	87,899	1,000
Trustees’ fees	579	586	582	2,080	691	603

	$45,338	$119,108	$78,731	$1,109,744	$594,198	$123,038

5.	Fund Share Transactions

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
SSGA Dynamic Small Cap Fund	Shares	Dollars	Shares	Dollars

Class N
Proceeds from shares sold	67,252	$2,392,402	321,133	$11,524,788
Proceeds from reinvestment of distributions	3,024	113,373	3,894	141,238
Payments for shares redeemed	(81,434)	(2,991,192)	(418,552)	(14,441,436)

Total net increase (decrease)	(11,158)	$(485,417)	(93,525)	$(2,775,410)

Class A
Proceeds from shares sold	—	—	268	$10,000

Total net increase (decrease)	—	—	268	$10,000

Class C
Proceeds from shares sold	—	—	268	$10,000

Total net increase (decrease)	—	—	268	$10,000

Class I
Proceeds from shares sold	13,611	$508,211	268	$10,000
Proceeds from reinvestment of distributions	56	2,135
Payments for shares redeemed	(100)	(3,855)

Total net increase (decrease)	13,567	$506,491	268	$10,000

Class K
Proceeds from shares sold	—	—	268	$10,000

Total net increase (decrease)	—	—	268	$10,000

Total net increase (decrease)	2,409	$21,074	(92,453)	$(2,735,410)

82	Notes to Financial Statements

SSGA Funds

Notes to Financial Statements, continued — February 28, 2015 (Unaudited)

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
SSGA Clarion Real Estate Fund	Shares	Dollars	Shares	Dollars

Class N
Proceeds from shares sold	240,661	$4,052,612	712,149	$10,230,602
Proceeds from reinvestment of distributions	34,784	556,109	51,265	693,736
Payments for shares redeemed	(512,367)	(8,107,075)	(549,308)	(7,586,097)

Total net increase (decrease)	(236,922)	$(3,498,354)	214,106	$3,338,241

Class A
Proceeds from shares sold	—	—	6,618	$100,000

Total net increase (decrease)	—	—	6,618	$100,000

Class C
Proceeds from shares sold	1,022	$17,500	6,618	$100,000

Total net increase (decrease)	1,022	$17,500	6,618	$100,000

Class I
Proceeds from shares sold	19,151	$335,003	6,618	$100,000
Proceeds from reinvestment of distributions	8	128
Payments for shares redeemed	(50)	(803)

Total net increase (decrease)	19,109	$334,328	6,618	$100,000

Class K
Proceeds from shares sold	—	—	6,618	$100,000

Total net increase (decrease)	—	—	6,618	$100,000

Total net increase (decrease)	(216,791)	$(3,146,526)	240,578	$3,738,241

SSGA Enhanced Small Cap Fund

Class N
Proceeds from shares sold	332,624	$5,062,838	287,118	$4,652,143
Proceeds from reinvestment of distributions	316,500	4,722,182	36,301	585,011
Payments for shares redeemed	(204,988)	(3,285,835)	(501,931)	(8,218,756)

Total net increase (decrease)	444,136	$6,499,185	(178,512)	$(2,981,602)

Class A
Proceeds from shares sold	6,175	$95,966	5,804	$100,000

Total net increase (decrease)	6,175	$95,966	5,804	$100,000

Class C
Proceeds from shares sold	—	—	5,804	$100,000

Total net increase (decrease)	—	—	5,804	$100,000

Class I
Proceeds from shares sold	198	$3,005	5,804	$100,000

Total net increase (decrease)	198	$3,005	5,804	$100,000

Class K
Proceeds from shares sold	—	—	580	$10,000

Total net increase (decrease)	—	—	580	$10,000

Total net increase (decrease)	450,509	$6,598,156	(160,520)	$(2,671,602)

Notes to Financial Statements	83

SSGA Funds

Notes to Financial Statements, continued — February 28, 2015 (Unaudited)

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
SSGA Emerging Markets Fund	Shares	Dollars	Shares	Dollars

Class N
Proceeds from shares sold	3,007,559	$39,658,054	10,903,514	$198,700,280
Proceeds from reinvestment of distributions	11,777,523	122,721,787	5,045,074	93,083,628
Payments for shares redeemed	(14,936,218)	(203,209,972)	(40,955,179)	(743,452,840)

Total net increase (decrease)	(151,136)	$(40,830,131)	(25,006,591)	$(451,668,932)

Class A
Proceeds from shares sold	—	—	535	$10,000

Total net increase (decrease)	—	—	535	$10,000

Class C
Proceeds from shares sold	—	—	5,353	$100,000

Total net increase (decrease)	—	—	5,353	$100,000

Class I
Proceeds from shares sold	86,110	$1,495,714	535	$10,000
Proceeds from reinvestment of distributions	35,640	370,658
Payments for shares redeemed	(17,989)	(210,621)

Total net increase (decrease)	103,761	$1,655,751	535	$10,000

Class K
Proceeds from shares sold	—	—	535	$10,000

Total net increase (decrease)	—	—	535	$10,000

Select Class
Proceeds from shares sold	418,995	$6,774,200	4,204,315	$83,742,567
Proceeds from reinvestment of distributions	2,763,883	28,799,664	961,567	17,755,377
Payments for shares redeemed	(10,250,651)	(135,311,800)	(7,267,953)	(128,627,003)

Total net increase (decrease)	(7,067,773)	$(99,737,936)	(2,102,071)	$(27,129,059)

Total net increase (decrease)	(7,115,148)	$(138,912,316)	(27,101,704)	$(478,677,991)

84	Notes to Financial Statements

SSGA Funds

Notes to Financial Statements, continued — February 28, 2015 (Unaudited)

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014
SSGA International Stock Selection Fund	Shares	Dollars	Shares	Dollars

Class N
Proceeds from shares sold	810,737	$8,709,089	2,386,982	$26,345,285
Proceeds from reinvestment of distributions	(3,775,330)	3,425,749	1,464,645	16,159,709
Payments for shares redeemed	325,332	(40,352,117)	(6,703,641)	(73,782,618)

Total net increase (decrease)	(2,639,261)	$(28,217,279)	(2,852,014)	$(31,277,624)

Class A
Proceeds from shares sold	—	—	867	$10,000

Total net increase (decrease)	—	—	867	$10,000

Class C
Proceeds from shares sold	—	—	8,666	$100,000

Total net increase (decrease)	—	—	8,666	$100,000

Class I
Proceeds from shares sold	31,064	$336,178	867	$10,000
Proceeds from reinvestment of distributions	331	3,481
Payments for shares redeemed	(696)	(7,256)

Total net increase (decrease)	30,699	$332,403	867	$10,000

Class K
Proceeds from shares sold	—	—	867	$10,000

Total net increase (decrease)	—	—	867	$10,000

Total net increase (decrease)	(2,608,562)	$(27,884,876)	(2,840,747)	$(31,147,624)

SSGA High Yield Bond Fund
Class N
Proceeds from shares sold	7,544,499	$60,043,570	9,658,270	$80,713,840
Proceeds from reinvestment of distributions	511,683	4,010,356	1,234,272	10,197,119
Payments for shares redeemed	(6,037,230)	(48,174,037)	(10,887,467)	(90,476,395)

Total net increase (decrease)	2,018,952	$15,879,889	5,075	$434,564

Class A
Proceeds from shares sold	—	—	1,189	$10,000

Total net increase (decrease)	—	—	1,189	$10,000

Class C
Proceeds from shares sold	—	—	11,891	$100,000

Total net increase (decrease)	—	—	11,891	$100,000

Class I
Proceeds from shares sold	141,903	$1,146,579	1,189	$10,000
Proceeds from reinvestment of distributions	3,364	25,911
Payments for shares redeemed	(88,755)	(689,612)

Total net increase (decrease)	56,512	$482,878	1,189	$10,000

Class K
Proceeds from shares sold	—	—	1,189	$10,000

Total net increase (decrease)	—	—	1,189	$10,000

Total net increase (decrease)	2,075,464	$16,362,767	20,533	$564,564

Notes to Financial Statements	85

SSGA Funds

Notes to Financial Statements, continued — February 28, 2015 (Unaudited)

6.	Interfund Lending Program

The Funds participate in a joint lending and borrowing facility (the “Interfund Lending Program”). Funds of the Trust may borrow money from the SSGA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund’s fundamental investment limitations. The SSGA Money Market Fund will lend through the Interfund Lending Program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the Interfund Lending Program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSGA Money Market Fund could result in additional borrowing costs. For the period ended February 28, 2015, the Funds did not utilize the Interfund Lending Program.

7.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Statements of Assets and Liabilities.

8.	Line of Credit

The Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) share in a $300 million revolving credit facility provided by a syndication of banks. The Participants may borrow for the purpose of meeting shareholder redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on net assets. Commitment fees are ordinary fund operating expenses and are paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1%. The Portfolio may borrow up to a maximum of 33 percent of its assets. At February 28, 2015, the SSGA Emerging Markets Fund had an average outstanding loan balance of approximately $11,750,000, with an average annual borrowing cost of 1.17% for approximately 49 days and the SSGA International Stock Selection Fund had an average outstanding loan balance of approximately $5,680,000, with an average annual borrowing cost of 1.17% for approximately 4 days.

86	Notes to Financial Statements

SSGA Funds

Shareholder Requests for Additional Information — February 28, 2015 (Unaudited)

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling (800) 647-7327 (toll free) or (ii) on the website of the U.S. Securities and Exchange Commission, at www.sec.gov. Information regarding how a Fund voted proxies relating to its portfolio securities during the 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at ww.sec.gov, and on the Funds’ website at www. SSGAfunds.com.

The Funds will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.SSGAfunds.com, (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room.

Shareholder Requests for Additional Information	87

SSGA Funds

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

(800) 647-7327

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Scott F. Powers

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Officers

Ellen M. Needham, President and Principal Executive Officer

Chad C. Hallett, Treasurer and Principal Accounting Officer

Ann M. Carpenter, Vice President and Assistant Treasurer

Brian Harris, Chief Compliance Officer

David James, Secretary

Joshua A. Weinberg, Chief Legal Officer

Kristin M. Schantz, Assistant Secretary

Investment Adviser

SSGA Funds Management, Inc.

State Street Financial Center,

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Legal Counsel (Effective May 1, 2014)

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Distributor:    State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSGA Funds pay State Street Bank and Trust Company for its services as administrator, custodian, transfer agent and shareholder servicing agent and pays SSGA Funds Management, Inc. for investment advisory services.

This information must be preceded or accompanied by a current prospectus or summary prospectus. Read the prospectus carefully before you invest or send money.

88	Fund Management and Service Providers

IBG-14866	SSGACOMBFDSAR

Semiannual Report

28 February 2015

SSGA Funds

Money Market Funds

SSGA Money Market Fund

SSGA U.S. Government Money Market Fund

SSGA Funds

Money Market Funds

Semiannual Report

February 28, 2015 (Unaudited)

“SSGA” is a registered trademark of State Street Corporation and is licensed for use by the SSGA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSGA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

This page has been intentionally left blank.

SSGA Money Market Fund

Shareholder Expense Example — February 28, 2015 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administration fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2014 to February 28, 2015.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Annualized Expense Ratio	Actual Performance	Hypothetical Performance (5% return before expenses)*
Beginning Account Value
September 1, 2014	0.20%	$1,000.00	$1,000.00
Ending Account Value
February 28, 2015		$1,000.00	$1,023.81
Expenses Paid During Period*		$0.99	$1.00

*	Expenses are equal to the Fund’s annualized expense ratio (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

SSGA Money Market Fund	3

SSGA Money Market Fund

Schedule of Investments — February 28, 2015 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Asset Backed Commercial Paper - 3.9%
Collateralized Commercial Paper Co. LLC	30,000,000	0.220	03/02/15	29,999,817
Collateralized Commercial Paper Co. LLC	35,000,000	0.310	06/15/15	34,968,053
Kells Funding LLC (a)	25,000,000	0.220	05/07/15	24,989,764
Kells Funding LLC (a)	50,000,000	0.210	05/14/15	49,978,416

Total Asset Backed Commercial Paper (amortized cost $139,936,050)				139,936,050

Certificates of Deposit - 40.0%
Bank of Montreal	20,000,000	0.180	03/12/15	20,000,000
Bank of Montreal	15,000,000	0.220	05/15/15	15,000,000
Bank of Montreal (next reset date 03/18/15) (b)	40,000,000	0.313	08/14/15	40,000,000
Bank of Nova Scotia (next reset date 03/05/15) (b)	24,000,000	0.271	11/05/15	24,000,000
Bank of Nova Scotia (next reset date 03/09/15) (b)	55,000,000	0.301	08/04/15	55,000,000
Bank of Nova Scotia (next reset date 03/10/15) (b)	35,000,000	0.272	11/05/15	35,000,000
Bank of Tokyo - Mitsubishi	55,000,000	0.200	03/16/15	55,000,000
Bank of Tokyo - Mitsubishi	50,000,000	0.230	05/22/15	50,000,000
Barclays Bank (next reset date 03/09/15) (b)	40,000,000	0.336	04/01/15	40,000,000
Barclays Bank (next reset date 03/25/15) (b)	55,000,000	0.391	06/25/15	55,000,000
BNP Paribas	75,000,000	0.240	03/04/15	75,000,000
BNP Paribas	30,000,000	0.220	04/06/15	30,000,000
Canadian Imperial Bank of Commerce	20,000,000	0.200	04/20/15	20,000,000
Canadian Imperial Bank of Commerce (next reset date 03/16/15) (b)	20,000,000	0.292	02/16/16	20,000,000
Citibank NA	13,000,000	0.250	06/05/15	13,000,000
Credit Agricole Corporate & Investment Bank	40,000,000	0.270	06/01/15	40,000,000
Credit Agricole Corporate & Investment Bank	35,000,000	0.270	06/01/15	35,000,000
ING Bank NV	40,000,000	0.320	03/02/15	40,000,000
ING Bank NV	20,000,000	0.280	06/15/15	20,000,000
ING Bank NV	50,000,000	0.300	07/01/15	50,000,000
Nordea Bank AB	50,000,000	0.170	05/26/15	50,000,000
Norinchukin Bank	28,000,000	0.190	04/23/15	28,000,000
Rabobank Nederland NV	25,000,000	0.220	03/13/15	25,000,000
Rabobank Nederland NV	27,000,000	0.200	05/05/15	27,000,000
Rabobank Nederland NV	15,000,000	0.230	06/17/15	15,000,000
Royal Bank of Canada (next reset date 03/20/15) (b)	11,000,000	0.244	05/20/15	11,000,000
Skandinaviska Enskilda Banken AB	15,000,000	0.250	04/08/15	15,000,631
Skandinaviska Enskilda Banken AB	35,000,000	0.210	05/19/15	35,000,000
Sumitomo Mitsui Banking Corp.	35,000,000	0.220	03/12/15	35,000,000
Sumitomo Mitsui Banking Corp.	35,000,000	0.240	04/15/15	35,000,000
Svenska Handelsbanken AB	50,000,000	0.205	06/02/15	50,000,645
Toronto Dominion Bank	50,000,000	0.200	03/03/15	50,000,000
Toronto Dominion Bank	40,000,000	0.200	05/15/15	40,000,000
Toronto Dominion Bank	50,000,000	0.200	05/26/15	50,000,000
UBS AG	105,000,000	0.281	03/05/15	105,000,000
UBS AG	30,000,000	0.230	04/09/15	30,000,000
Wells Fargo Bank NA	50,000,000	0.230	03/03/15	50,000,000
Westpac Banking Corp.	20,000,000	0.243	03/16/15	20,000,087
Westpac Banking Corp.	15,000,000	0.266	04/24/15	15,000,000

Total Certificates of Deposit (amortized cost $1,418,001,363)				1,418,001,363

4	SSGA Money Market Fund

SSGA Money Market Fund

Schedule of Investments, continued — February 28, 2015 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Financial Company Commercial Paper - 20.9%
Australia & New Zealand Banking Group Ltd. (next reset date 03/09/15) (a)(b)	10,000,000	0.251	07/08/15	10,000,000
Australia & New Zealand Banking Group Ltd. (next reset date 03/13/15) (a)(b)	5,000,000	0.252	07/13/15	5,000,000
Australia & New Zealand Banking Group Ltd. (next reset date 03/16/15) (a)(b)	10,500,000	0.273	10/15/15	10,500,000
Australia & New Zealand Banking Group Ltd. (next reset date 03/16/15) (a)(b)	10,500,000	0.273	10/15/15	10,500,000
Caisse des Depots et Consignations (a)	25,000,000	0.175	03/17/15	24,998,056
Caisse des Depots et Consignations (a)	75,000,000	0.220	04/08/15	74,982,583
Commonwealth Bank of Australia (a)	25,000,000	0.195	04/07/15	24,994,990
DnB Bank ASA (a)	50,000,000	0.200	05/18/15	49,978,333
DnB Bank ASA (a)	50,000,000	0.205	05/22/15	49,976,653
DnB Bank ASA (next reset date 05/26/15) (a)(b)	35,000,000	0.292	11/23/15	35,000,000
Erste Abwicklungsanstalt (a)	30,000,000	0.193	04/15/15	29,992,875
Erste Abwicklungsanstalt (a)	25,000,000	0.200	04/16/15	24,993,611
Erste Abwicklungsanstalt (a)	25,000,000	0.210	06/30/15	24,982,354
General Electric Capital Corp. (next reset date 03/04/15) (b)	5,000,000	0.230	09/03/15	5,000,000
General Electric Capital Corp. (next reset date 03/04/15) (b)	5,000,000	0.260	10/30/15	5,000,000
General Electric Capital Corp. (next reset date 03/18/15) (b)	27,000,000	0.223	05/18/15	27,000,000
National Australia Bank (next reset date 03/09/15) (a)(b)	23,000,000	0.251	07/08/15	23,000,000
Nederlandse Waterschapsbank NV (a)	20,000,000	0.200	04/02/15	19,996,444
Societe Generale (a)	25,000,000	0.240	03/03/15	24,999,667
Societe Generale (a)	25,000,000	0.250	05/04/15	24,988,889
Societe Generale (a)	25,000,000	0.250	05/08/15	24,988,194
Societe Generale (a)	35,000,000	0.264	06/01/15	34,976,745
Standard Chartered Bank (a)	30,000,000	0.223	04/16/15	29,991,567
Sumitomo Mitsui Banking Corp. (a)	20,000,000	0.240	04/09/15	19,994,800
Swedbank AB	25,000,000	0.185	03/16/15	24,998,073
Swedbank AB	25,000,000	0.190	04/13/15	24,994,326
Swedbank AB	35,000,000	0.235	06/25/15	34,973,497
Toyota Motor Credit Corp. (next reset date 03/06/15) (b)	13,000,000	0.244	07/06/15	13,000,000
Toyota Motor Credit Corp. (next reset date 03/09/15) (b)	11,000,000	0.243	07/09/15	11,000,000
Westpac Banking Corp. (next reset date 03/26/15) (a)(b)	16,500,000	0.272	10/26/15	16,500,000

Total Financial Company Commercial Paper (amortized cost $741,301,657)				741,301,657

Other Notes - 11.6%
Bank of America NA	32,000,000	0.240	06/01/15	32,000,000
Bank of America NA	30,000,000	0.260	07/06/15	30,000,000
JPMorgan Chase Bank NA (next reset date 03/09/15) (b)	44,500,000	0.355	03/04/16	44,500,000
JPMorgan Chase Bank NA (next reset date 04/22/15) (b)	30,000,000	0.377	03/22/16	30,000,000
Lloyds Bank PLC	100,000,000	0.050	03/02/15	100,000,000
Natixis	53,555,000	0.050	03/02/15	53,555,000
Royal Bank of Canada (next reset date 03/16/15) (b)	12,000,000	0.463	12/16/15	12,018,972
Royal Bank of Canada (next reset date 04/07/15) (a)(b)	25,000,000	0.344	03/04/16	25,000,000
Svenska Handelsbanken AB (next reset date 03/27/15) (a)(b)	25,000,000	0.342	08/27/15	25,000,000
Wells Fargo Bank NA (next reset date 03/10/15) (b)	25,000,000	0.328	03/10/16	25,000,000

SSGA Money Market Fund	5

SSGA Money Market Fund

Schedule of Investments, continued — February 28, 2015 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Wells Fargo Bank NA (next reset date 03/20/15) (b)	33,000,000	0.374	03/18/16	33,000,000

Total Other Notes (amortized cost $410,073,972)				410,073,972

Total Investments - 76.4% (amortized cost $2,709,313,042)				2,709,313,042

Repurchase Agreements - 25.0%
Government Agency Repurchase Agreements - 1.4%
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon Corp. (Tri-Party) of $25,000,000 dated February 27, 2015 at 0.460% to be repurchased at $25,000,958 on March 2, 2015, collateralized by: $25,808,000 par various United States Government Mortgage Agency Obligations valued at $25,500,743.				25,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon Corp. (Tri-Party) of $25,000,000 dated February 27, 2015 at 0.400% to be repurchased at $25,000,833 on March 2, 2015, collateralized by: $25,718,000 par various United States Government Mortgage Agency Obligations valued at $25,500,940.				25,000,000

Total Government Agency Repurchase Agreements (identified cost $50,000,000)				50,000,000

Treasury Repurchase Agreements - 21.9%
Agreement with Federal Reserve Bank and The Bank of New York Mellon Corp. (Tri-Party) of $200,000,000 dated February 27, 2015 at 0.060% to be repurchased at $200,002,000 on March 5, 2015, collateralized by: $197,109,400 par various United States Government Treasury Obligations valued at $200,001,341.				200,000,000
Agreement with Federal Reserve Bank and The Bank of New York Mellon Corp. (Tri-Party) of $575,000,000 dated February 27, 2015 at 0.050% to be repurchased at $575,002,396 on March 2, 2015, collateralized by: $551,185,400 par various United States Government Treasury Obligations valued at $575,002,465.				575,000,000

Total Treasury Repurchase Agreements (identified cost $775,000,000)				775,000,000

Other Repurchase Agreements - 1.7%
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $25,000,000 dated February 27, 2015 at 0.700% to be repurchased at $25,001,458 on March 2, 2015, collateralized by: $48,224,149 par various Corporate Bond and United States Government Treasury Obligations valued at $25,681,834.				25,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party) of $10,000,000 dated February 27, 2015 at 0.470% to be repurchased at $10,000,392 on March 2, 2015, collateralized by: $10,144,000 par various Corporate Bond and Federal National Mortgage Association valued at $10,229,006.				10,000,000

6	SSGA Money Market Fund

SSGA Money Market Fund

Schedule of Investments, continued — February 28, 2015 (Unaudited)

Value $
Agreement with JPM Chase and JP Morgan Chase & Co. (Tri-Party) of $25,000,000 dated February 27, 2015 at 0.373% to be repurchased at $25,003,626 on March 13, 2015, collateralized by: $26,572,530 par various Corporate Bonds valued at $27,001,827.	25,000,000

Total Other Repurchase Agreements (identified cost $60,000,000)	60,000,000

Total Repurchase Agreements (identified cost $885,000,000)	885,000,000

Total Investments and Repurchase Agreements - 101.4% (c) (cost $3,594,313,042) (d)	3,594,313,042

Other Assets and Liabilities, Net - (1.4)%	(50,682,758)

Net Assets - 100.0%	3,543,630,284

Footnotes:

#	For purposes of this report, for non-interest bearing Commercial Paper and Discount Notes, the discount rate at purchase is used to populate the coupon rate column.
(a)	Rule 144A, Section 4(2) or other security, which is restricted to resale to institutional investors. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $720,285,509 or 20.3% of net assets as of February 28, 2015.
(b)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(c)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (Note 2).
(d)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Presentation of Portfolio Holdings — February 28, 2015 (Unaudited)

Categories	% of Net Assets

Asset Backed Commercial Paper	3.9
Certificates of Deposit	40.0
Financial Company Commercial Paper	20.9
Other Notes	11.6
Repurchase Agreements	25.0

Total Investments and Repurchase Agreements	101.4
Other Assets and Liabilities, Net	(1.4)

100.0

See accompanying notes which are an integral part of the financial statements.

SSGA Money Market Fund	7

SSGA U.S. Government Money Market Fund

Shareholder Expense Example — February 28, 2015 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administration fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2014 to February 28, 2015.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Annualized Expense Ratio	Actual Performance	Hypothetical Performance (5% return before expenses)*
Beginning Account Value
September 1, 2014	0.08%	$1,000.00	$1,000.00
Ending Account Value
February 28, 2015		$1,000.00	$1,024.40
Expenses Paid During Period*		$0.40	$0.40

*	Expenses are equal to the Fund’s annualized expense ratio (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

8	SSGA U.S. Government Money Market Fund

SSGA U.S. Government Money Market Fund

Schedule of Investments — February 28, 2015 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Government Agency Debt - 64.6%
Federal Farm Credit Bank	38,750,000	0.115	03/04/15	38,749,983
Federal Farm Credit Bank	14,000,000	0.081	04/21/15	13,998,413
Federal Farm Credit Bank (next reset date 03/05/15) (a)	20,000,000	0.141	01/05/16	20,000,000
Federal Farm Credit Bank (next reset date 03/09/15) (a)	14,400,000	0.141	12/09/15	14,400,000
Federal Farm Credit Bank (next reset date 03/11/15) (a)	19,000,000	0.142	01/11/16	19,000,000
Federal Farm Credit Bank (next reset date 03/18/15) (a)	24,000,000	0.133	02/18/16	23,997,944
Federal Home Loan Bank	28,000,000	0.107	03/04/15	27,999,750
Federal Home Loan Bank	25,000,000	0.100	03/05/15	24,999,978
Federal Home Loan Bank	57,000,000	0.128	03/18/15	57,000,068
Federal Home Loan Bank	37,500,000	0.092	03/25/15	37,497,675
Federal Home Loan Bank	54,000,000	0.073	04/06/15	53,996,058
Federal Home Loan Bank	29,000,000	0.100	04/10/15	28,996,778
Federal Home Loan Bank	80,000,000	0.104	04/15/15	79,989,600
Federal Home Loan Bank	37,500,000	0.101	04/22/15	37,494,529
Federal Home Loan Bank	52,000,000	0.091	04/24/15	51,992,980
Federal Home Loan Bank	19,000,000	0.095	04/24/15	18,997,293
Federal Home Loan Bank	19,000,000	0.098	04/24/15	18,997,207
Federal Home Loan Bank	13,000,000	0.093	04/29/15	12,998,040
Federal Home Loan Bank	11,000,000	0.095	04/29/15	10,998,305
Federal Home Loan Bank	54,000,000	0.083	05/01/15	53,992,405
Federal Home Loan Bank	24,000,000	0.077	05/06/15	23,996,612
Federal Home Loan Bank	35,000,000	0.078	05/06/15	34,994,995
Federal Home Loan Bank	125,000,000	0.073	05/08/15	124,982,528
Federal Home Loan Bank	52,000,000	0.072	05/13/15	51,992,355
Federal Home Loan Bank	34,000,000	0.073	05/13/15	33,994,898
Federal Home Loan Bank	60,000,000	0.077	05/15/15	59,990,250
Federal Home Loan Bank	75,000,000	0.075	05/20/15	74,987,333
Federal Home Loan Bank	100,000,000	0.074	05/22/15	99,982,917
Federal Home Loan Bank	10,000,000	0.140	06/03/15	9,996,397
Federal Home Loan Bank	2,000,000	0.142	06/03/15	1,999,269
Federal Home Loan Bank (next reset date 03/25/15) (a)	28,000,000	0.151	01/25/16	28,000,000
Federal Home Loan Mortgage Corp.	70,900,000	0.091	03/02/15	70,899,823
Federal Home Loan Mortgage Corp.	73,000,000	0.310	03/03/15	73,000,944
Federal Home Loan Mortgage Corp.	21,000,000	0.085	03/09/15	20,999,603
Federal Home Loan Mortgage Corp.	16,290,000	0.055	03/12/15	16,289,726
Federal Home Loan Mortgage Corp.	26,000,000	0.095	03/16/15	25,998,971
Federal Home Loan Mortgage Corp.	40,800,000	0.070	03/25/15	40,798,096
Federal Home Loan Mortgage Corp.	55,650,000	0.071	04/01/15	55,646,646
Federal Home Loan Mortgage Corp.	62,000,000	0.111	04/13/15	61,991,854
Federal Home Loan Mortgage Corp.	9,000,000	0.096	04/21/15	8,998,789
Federal Home Loan Mortgage Corp.	11,000,000	0.101	04/24/15	10,998,350
Federal Home Loan Mortgage Corp.	75,000,000	0.091	05/08/15	74,987,250
Federal Home Loan Mortgage Corp.	15,000,000	0.111	05/26/15	14,996,058
Federal Home Loan Mortgage Corp.	25,000,000	0.132	06/08/15	24,991,063
Federal Home Loan Mortgage Corp.	21,000,000	0.133	06/08/15	20,992,435
Federal Home Loan Mortgage Corp.	26,000,000	0.150	06/15/15	25,988,670
Federal Home Loan Mortgage Corp. (next reset date 03/17/15) (a)	37,000,000	0.163	07/17/15	37,003,101
Federal National Mortgage Assoc.	29,000,000	0.110	03/18/15	28,998,494
Federal National Mortgage Assoc.	50,000,000	0.086	04/01/15	49,996,340
Federal National Mortgage Assoc.	40,000,000	0.091	04/02/15	39,996,800
Federal National Mortgage Assoc.	38,000,000	0.064	04/15/15	37,997,007
Federal National Mortgage Assoc.	75,000,000	0.096	04/16/15	74,990,896
Federal National Mortgage Assoc.	77,750,000	0.081	04/22/15	77,741,016

SSGA U.S. Government Money Market Fund	9

SSGA U.S. Government Money Market Fund

Schedule of Investments, continued — February 28, 2015 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Federal National Mortgage Assoc.	27,000,000	0.071	04/27/15	26,997,007
Federal National Mortgage Assoc.	34,000,000	0.090	05/01/15	33,994,815
Federal National Mortgage Assoc.	10,000,000	0.111	05/13/15	9,997,769
Federal National Mortgage Assoc.	34,000,000	0.100	05/21/15	33,992,350
Federal National Mortgage Assoc.	24,000,000	0.106	06/02/15	23,993,490
Federal National Mortgage Assoc.	38,785,000	0.142	06/10/15	38,769,766
Federal National Mortgage Assoc.	24,000,000	0.111	06/15/15	23,992,227

Total Government Agency Debt (amortized cost $2,277,053,916)				2,277,053,916

Treasury Debt - 1.9%
U.S. Treasury Note (next reset date 03/02/15) (a)	11,000,000	0.089	04/30/16	11,000,195
U.S. Treasury Note (next reset date 03/02/15) (a)	10,000,000	0.073	10/31/16	9,990,356
U.S. Treasury Note (next reset date 03/02/15) (a)	45,000,000	0.065	01/31/16	44,990,023

Total Treasury Debt (amortized cost $65,980,574)				65,980,574

Total Investments - 66.5% (amortized cost $2,343,034,490)				2,343,034,490

Repurchase Agreements - 23.4%
Government Agency Repurchase Agreements - 7.6%
Agreement with BNP Paribas and The Bank of New York Mellon Corp. (Tri-Party) of $125,000,000 dated February 27, 2015 at 0.080% to be repurchased at $125,000,833 on March 2, 2015, collateralized by: $122,113,000 par various United States Government Mortgage Obligations valued at $127,500,224.				125,000,000
Agreement with Calyon Financial, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $94,000,000 dated February 27, 2015 at 0.060% to be repurchased at $94,000,470 on March 2, 2015, collateralized by: $93,262,200 par various United States Government Mortgage Obligations valued at $95,880,228.				94,000,000
Agreement with Societe Generale and The Bank of New York Mellon Corp. (Tri-Party) of $50,000,000 dated February 27, 2015 at 0.080% to be repurchased at $50,000,333 on March 2, 2015, collateralized by: $48,331,000 par various United States Government Mortgage Obligations valued at $51,005,394.				50,000,000

Total Government Agency Repurchase Agreements (identified cost $269,000,000)				269,000,000

Treasury Repurchase Agreements - 15.8%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $60,000,000 dated February 27, 2015 at 0.030% to be repurchased at $60,000,150 on March 2, 2015, collateralized by: $60,611,400 par various United States Government Treasury Obligations valued at $61,200,054.				60,000,000
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $71,000,000 dated February 27, 2015 at 0.050% to be repurchased at $71,000,296 on March 2, 2015, collateralized by: $51,750,300 par various United States Government Treasury Obligations valued at $72,420,004.				71,000,000

10	SSGA U.S. Government Money Market Fund

SSGA U.S. Government Money Market Fund

Schedule of Investments, continued — February 28, 2015 (Unaudited)

Value $
Agreement with Calyon Financial, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $45,000,000 dated February 27, 2015 at 0.080% to be repurchased at $45,000,300 on March 2, 2015, collateralized by: $45,903,500 par various United States Government Treasury Obligations valued at $45,900,011.	45,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $75,000,000 dated February 27, 2015 at 0.070% to be repurchased at $75,000,438 on March 2, 2015, collateralized by: $67,311,700 par various United States Government Treasury Obligations valued at $76,500,017.	75,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon Corp. (Tri-Party) of $150,000,000 dated February 27, 2015 at 0.050% to be repurchased at $150,001,250 on March 5, 2015, collateralized by: $150,154,669 par various United States Government Treasury Obligations valued at $153,000,083.	150,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party) of $100,000,000 dated February 27, 2015 at 0.040% to be repurchased at $100,000,333 on March 2, 2015, collateralized by: $90,184,700 par various United States Government Treasury Obligations valued at $102,002,615.	100,000,000
Agreement with Societe Generale and The Bank of New York Mellon Corp. (Tri-Party) of $55,000,000 dated February 27, 2015 at 0.070% to be repurchased at $55,000,321 on March 2, 2015, collateralized by: $45,490,600 par various United States Government Treasury Obligations valued at $56,100,096.	55,000,000

Total Treasury Repurchase Agreements (identified cost $556,000,000)	556,000,000

Total Repurchase Agreement (identified cost $825,000,000)	825,000,000

Total Investments and Repurchase Agreements - 89.9% (b) (cost $3,168,034,490) (c)	3,168,034,490

Other Assets and Liabilities, Net - 10.1%	355,474,202

Net Assets - 100.0%	3,523,508,692

Footnotes:

#	For purposes of this report, for non-interest bearing Commercial Paper and Discount Notes, the discount rate at purchase is used to populate the coupon rate column.
(a)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(b)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (Note 2).
(c)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

See accompanying notes which are an integral part of the financial statements.

SSGA U.S. Government Money Market Fund	11

SSGA U.S. Government Money Market Fund

Presentation of Portfolio Holdings — February 28, 2015 (Unaudited)

Categories	% of Net Assets

Government Agency Debt	64.6
Treasury Debt	1.9
Repurchase Agreements	23.4

Total Investments and Repurchase Agreements	89.9
Other Assets and Liabilities, Net	10.1

100.0

See accompanying notes which are an integral part of the financial statements.

12	SSGA U.S. Government Money Market Fund

SSGA Money Market Funds

Statements of Assets and Liabilities — February 28, 2015 (Unaudited)

	SSGA Money Market Fund	SSGA U.S. Government Money Market Fund

Assets
Investments, at identified cost	$2,709,313,042	$2,343,034,490
Investments at amortized cost which approximates value	2,709,313,042	2,343,034,490
Repurchase agreements at cost which approximates value	885,000,000	825,000,000
Cash	370	355,974,895
Receivables:
Interest	669,426	156,374
Fund shares sold	141,728	106,770
From adviser	1,288,797	2,409,426
Prepaid expenses	40,690	37,965

Total assets	3,596,454,053	3,526,719,920

Liabilities
Payables:
Investments purchased	50,000,000	—
Fund shares redeemed	11,238	120
Accrued fees to affiliates and trustees	2,703,397	3,156,130
Other accrued expenses	108,818	54,978
Income distribution	316	—

Total liabilities	52,823,769	3,211,228

Net Assets	$3,543,630,284	$3,523,508,692

Net Assets Consist of:
Distributions in excess of net investment income	$—	$—
Accumulated net realized gain (loss)	12,691	(4,874)
Paid in capital	3,543,617,593	3,523,513,566

Net Assets	$3,543,630,284	$3,523,508,692

Net Asset Value, offering and redemption price per share:
Net asset value per share:	$1.00	$1.00
Net assets	$3,543,630,284	$3,523,508,692
Shares outstanding ($0.001 par value)	3,543,638,032	3,523,596,989

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	13

SSGA Money Market Funds

Statements of Operations — For the Period Ended February 28, 2015 (Unaudited)

	SSGA Money Market Fund	SSGA U.S. Government Money Market Fund

Investment Income
Interest	$3,460,118	$1,521,945

Total investment income	3,460,118	1,521,945

Expenses
Advisory fees	4,321,033	4,907,528
Administration fees	243,032	274,877
Custodian fees	219,801	380,553
Distribution fees	950,627	1,079,656
Transfer agent fees	43,440	32,679
Professional fees	51,494	47,091
Registration fees	20,995	17,781
Shareholder servicing fees	432,103	490,753
Trustees’ fees	36,691	33,300
Insurance fees	29,845	27,187
Printing fees	59,053	17,495
Miscellaneous	31,790	28,460

Expenses before reductions	6,439,904	7,337,360
Expense reductions	(2,979,786)	(5,815,415)

Net expenses	3,460,118	1,521,945

Net investment income (loss)	—	—

Net Realized Gain
Net realized gain on investments	19,397	4,246

Net Increase (Decrease) in Net Assets from Operations	$19,397	$4,246

See accompanying notes which are an integral part of the financial statements.

14	Statements of Operations

SSGA Money Market Funds

Statements of Changes in Net Assets

	SSGA Money Market Fund		SSGA U.S. Government Money Market Fund
	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$—	$35,749	$—	$—
Net realized gain (loss)	19,397	27,394	4,246	(3,338)

Net increase (decrease) in net assets from operations	19,397	63,143	4,246	(3,338)

Distributions
From net investment income	—	(230,129)	—	(4,051)
From net realized gains	(26,778)	(106,465)	—	(3,148)

Net decrease in net assets from distributions	(26,778)	(336,594)	—	(7,199)

Share Transactions
Net increase (decrease) in net assets from share transactions	110,557,520	(2,067,415,581)	(618,011,054)	(202,559,003)

Net Increase (Decrease) in Net Assets	110,550,139	(2,067,689,032)	(618,006,808)	(202,569,540)

Net Assets
Beginning of period	3,433,080,145	5,500,769,177	4,141,515,500	4,344,085,040

End of period	$3,543,630,284	$3,433,080,145	$3,523,508,692	$4,141,515,500

Distributions in excess of net investment income included in net assets	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	15

SSGA Money Market Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)		$ Net Realized and Unrealized Gain (Loss)		$ Total from Investment Operations		$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
SSGA Money Market Fund
February 28, 2015*	1.0000	—		—	(e)	—	(e)	—	—	(e)
August 31, 2014	1.0000	0.0001		—	(e)	0.0001		(0.0001)	—	(e)
August 31, 2013	1.0000	0.0001		—	(e)	0.0001		(0.0001)	—
August 31, 2012	1.0000	0.0001		—	(e)	0.0001		(0.0001)	—
August 31, 2011	1.0000	0.0001		—	(e)	0.0001		(0.0001)	—
August 31, 2010	1.0000	0.0002		—	(e)	0.0002		(0.0002)	—
SSGA U.S. Government Money Market Fund
February 28, 2015*	1.0000	—		—	(e)	—	(e)	—	—
August 31, 2014	1.0000	—		—	(e)	—	(e)	— (e)	—	(e)
August 31, 2013	1.0000	—		—		—		—	—
August 31, 2012	1.0000	—	(e)	—	(e)	—	(e)	— (e)	—
August 31, 2011	1.0000	—		—		—		—	—
August 31, 2010	1.0000	—	(e)	—		—	(e)	— (e)	—

*	For the six months ended February 28, 2015 (Unaudited)
(a)	Average daily shares outstanding were used for this calculation.
(b)	Reflects amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	Less than $0.0001 per share.
(f)	Less than 0.005% of average net assets.
(g)	Less than 0.005%.

See accompanying notes which are an integral part of the financial statements.

16	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)		$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)(d)	% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(b)(d)

— (e)	1.0000	—	(g)	3,543,630	0.20	0.37	—
(0.0001)	1.0000	0.01		3,433,080	0.19	0.37	—	(f)
(0.0001)	1.0000	0.01		5,500,769	0.25	0.38	0.01
(0.0001)	1.0000	0.01		5,556,226	0.29	0.39	0.01
(0.0001)	1.0000	0.01		6,635,185	0.31	0.38	0.01
(0.0002)	1.0000	0.02		7,019,663	0.32	0.39	0.02

—	1.0000	—		3,523,509	0.08	0.37	—
— (e)	1.0000	—	(g)	4,141,516	0.08	0.37	—
—	1.0000	—		4,344,085	0.13	0.39	—
— (e)	1.0000	—	(g)	4,043,417	0.10	0.39	—	(f)
—	1.0000	—		4,469,541	0.16	0.39	—
— (e)	1.0000	—		3,491,968	0.20	0.37	—	(f)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	17

SSGA Money Market Funds

Notes to Financial Statements — February 28, 2015 (Unaudited)

1.	Organization

The SSGA Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”).

The Trust consists of eleven (11) series and corresponding classes, each of which have the same rights and privileges, including the same voting rights. Each series is authorized to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. The financial statements herein relate to the following series (each a “Fund” and, collectively, the “Funds”):

Fund	Classes	Commencement of Operations:

SSGA Money Market Fund	Class N	May 2, 1998
SSGA US Government Money Market Fund	Class N	March 1, 1991

The other nine (9) series are included in separate Semiannual Reports.

SSGA Money Market Fund and SSGA U.S. Government Money Market Fund are each considered to be money market funds pursuant to Rule 2a-7 under the 1940 Act. It is the policy of the Funds to maintain a stable net asset value per share of $1.00. However, there is no assurance the Funds will be able to maintain a stable net asset value per share.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of shareholders’ investment at $1.00 per share, it is possible to lose money by investing in the Funds.

The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

Recent Regulatory Action

On July 23, 2014, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime and institutional tax exempt money market funds adopt a floating net asset value. The rule changes also allow for certain liquidity-based redemption fees and gate, and include enhanced requirements for disclosure and stress testing. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Funds’ financial statements and accompanying notes.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

As permitted in accordance with Rule 2a-7 of the 1940 Act, each Fund values portfolio investments using the amortized cost method which approximates fair market value. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity date of any discount or premium. Each Fund may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees (the “Board”). The Board has adopted procedures concerning securities valuation, under which an Oversight Committee makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof,

18	Notes to Financial Statements

SSGA Money Market Funds

Notes to Financial Statements, continued — February 28, 2015 (Unaudited)

subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Oversight Committee. The Oversight Committee will assist in overseeing the comparison of amortized cost to market-based value. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds have adopted provisions surrounding fair value measurements and disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Funds’ investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following is a summary of the inputs used, as of February 28, 2015, in valuing the Portfolios’ assets carried at fair value:

	Investments in Securities
Valuation Inputs	SSGA Money Market Fund	SSGA U.S. Government Money Market Fund

Level 1 — Quoted Prices	$—	$—
Level 2 — Quoted Prices	3,594,313,042	3,168,034,490
Level 3 — Quoted Prices	—	—

Total Investments	$3,594,313,042	$3,168,034,490

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Schedule of Investments, which also includes a breakdown of the Portfolios’ investments by category.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Portfolios’ net assets are computed and that may materially affect the value of the Portfolio’s investments). The valuation of fixed income securities held by the Portfolios are obtained from an independent pricing service and categorized as Level 2 based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Portfolio’s net asset value and the prices used by such Portfolio’s benchmark index, which, in turn, could result in a difference between a Portfolio’s performance and the performance of such Portfolio’s benchmark index.

Notes to Financial Statements	19

SSGA Money Market Funds

Notes to Financial Statements, continued — February 28, 2015 (Unaudited)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. Transfers between fair value hierarchy levels are recognized at the end of the period. As of the period ended February 28, 2015, there were no transfers between levels.

Securities Transactions

Securities transactions are recorded on a trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost which is the same basis used for federal income taxes.

Investment Income

Interest income is recorded daily on an accrual basis and includes amortization of premium and accretion of discount on investments. Premium is amortized and discount is accreted using the straight line method. Distributions received on securities that represent a return on capital or capital gains are recorded as a reduction on cost of investments and/or as a realized gain.

Federal Income Taxes

Since the Trust is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund’s intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986 (the “Code”), as amended. This requires each Fund to distribute an amount sufficient to avoid any excise tax under Section 4982 of the Code. Therefore, for the year ended August 31, 2014, the Funds paid no federal income taxes and no federal income tax provision was required for the Funds.

Each Fund files a U.S. tax return. At February 28, 2015, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. The Funds may be subject to potential examinations by certain taxing authorities for all open tax years (the current and prior years, as applicable). There are no examinations in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds may have net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. At August 31, 2014, the Funds had no net tax basis capital loss carryforwards.

Dividends and Distributions to Shareholders

The Funds declare and record dividends on net investment income daily and pay them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. Each Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and U.S. GAAP. The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes. These differences relate primarily to capital loss carryforwards.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Trust which cannot be directly attributed to a Fund are allocated among all funds of the Trust based principally on their relative average net assets.

20	Notes to Financial Statements

SSGA Money Market Funds

Notes to Financial Statements, continued — February 28, 2015 (Unaudited)

Repurchase Agreements

The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed-upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities or Government Agency securities, but the underlying securities on the SSGA Money Market Fund may consist of other securities such as Corporate Bonds in limited circumstances. The value of the underlying securities, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The use of repurchase agreements involves certain risks. Upon an event of default under the Master Repurchase Agreement, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve losses, costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Funds’ investment adviser.

Contractual Obligation/Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Funds enter into contracts that contain a variety of representations and obligations, including general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.	Related Party Transactions, Fees and Expenses

Adviser and Affiliates

SSGA Funds Management, Inc. (the “Adviser”), manages the Funds pursuant to an Amended and Restated Investment Advisory Agreement dated April 14, 2012, between the Trust and the Adviser. The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Adviser and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Adviser directs the investments of each Fund in accordance with its investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Adviser, calculated daily and paid monthly at the annual rate of 0.25% of their daily net assets.

The Adviser is contractually obligated until December 31, 2015 to waive its management fee on the SSGA Money Market Fund and to reimburse the Fund for all expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 0.32% of average daily net assets on an annual basis. For the period ended February 28, 2015, there were no contractual waivers or reimbursements for the SSGA Money Market Fund. The Adviser does not have the ability to recover these amounts waived or reimbursed under this contractual agreement.

The Adviser is contractually obligated until December 31, 2015 to waive its management fee on the SSGA U.S. Government Money Market Fund and to reimburse the Fund for all expenses to the extent that total expenses (exclusive of nonrecurring account fees, extraordinary expenses and acquired fund fees) exceed 0.32% of average daily net assets on an annual basis. For the period ended February 28, 2015, there were no contractual waivers or reimbursements for the SSGA U.S. Government Money Market Fund. The Adviser does not have the ability to recover these amounts waived or reimbursed under this contractual agreement.

The Adviser also may voluntarily reduce all or a portion of its fees and/or reimburse expenses to the extent necessary to maintain a minimum net yield for a Fund (the “Voluntary Reduction”) which may vary from time to time and from fund to fund in the Adviser’s sole discretion. Under an agreement with SSGA Funds relating to the Voluntary Reduction, the SSGA Money Market Fund and the SSGA U.S. Government Money Market Fund, respectively, have agreed to reimburse the Adviser for the full dollar amount of any Voluntary Reduction beginning on August 1, 2012, subject to certain limitations. A Fund will not be

Notes to Financial Statements	21

SSGA Money Market Funds

Notes to Financial Statements, continued — February 28, 2015 (Unaudited)

obligated to reimburse the Adviser: more than three years after the end of the fiscal year for the Fund in which the Adviser provided a Voluntary Reduction; in respect of any business day for which the net annualized one-day yield is less than 0.00%; to the extent that the amount of the reimbursement to the Adviser on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; to the extent that the amount of such reimbursement would cause the Fund’s net yield to fall below the Fund’s minimum net yield; or in respect of any fee waivers and/or expense reimbursements that are necessary to maintain a Fund’s contractual total expense limit which is effective at the time of such fee waivers and/or expense reimbursements. A reimbursement to the Adviser could negatively impact the SSGA Money Market Fund’s and the SSGA U.S. Government Money Market Fund’s future yield. There is no guarantee that either the SSGA Money Market Fund or the SSGA U.S. Government Money Market Fund will be able to avoid a negative yield. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Fund, without limitation. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the period ended February 28, 2015, the Adviser waived $2,979,786 of its fee and reimbursed $0 of expenses on the SSGA Money Market Fund and waived $4,907,528 of its fee and reimbursed $907,887 of expenses on the SSGA U.S. Government Money Market Fund. Voluntary reductions subject to potential recovery by year of expiration are as follows:

Expiration	SSGA Money Market Fund	SSGA U.S. Government Money Market Fund

8/31/2015	$265,443	$695,151
8/31/2016	$6,490,477	$9,294,397
8/31/2017	$7,368,968	$9,815,855

Boston Financial Data Services, Inc. (“BFDS”) serves as the Funds’ transfer and dividend paying agent, pursuant to an agreement dated August 1, 2006, as amended. For these services, the Funds pay annual account services fees, activity based fees and charges related to compliance and regulatory services. BFDS is a joint venture of DST Systems, Inc., and State Street Corporation.

State Street Bank and Trust Company (“State Street”), wholly-owned subsidiary of State Street Corporation, provides custody and fund accounting services to the Funds pursuant to an Amended and Restated Custodian Contract dated April 11, 2012. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

Administrator

State Street (the “Administrator”) serves as the Trust’s Administrator, pursuant to an administration agreement dated January 1, 2013 (the “Administration Agreement”). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Trust’s operations. The Trust pays the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of the Trust: $0 to $10 billion — 0.0175%; next $10 billion — 0.0125%; next $10 billion — 0.0075% and 0.0050% thereafter. In addition, the Trust pays additional fees to the Administrator for certain services and reimburses the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

State Street Global Markets, LLC (the “Distributor” or “SSGM”) promotes and offers shares of the Trust pursuant to an Amended and Restated Distribution Agreement dated April 14, 2014. The Distributor may enter into agreements with other related and non-related parties which act as agents to offer and sell shares of the Funds. The amounts paid to the Distributor are included in the accompanying Statements of Operations. The Distributor is a wholly-owned subsidiary of State Street Corporation.

The Trust has adopted a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under this Plan, the Trust is authorized to make payments to the Distributor, or any shareholder servicing agent as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Trust and the servicing of investor accounts.

22	Notes to Financial Statements

SSGA Money Market Funds

Notes to Financial Statements, continued — February 28, 2015 (Unaudited)

To compensate the Distributor for the services it provides and for the expenses it bears in connection with the distribution of shares of the Fund, that Fund may make payments from the assets attributable to certain classes of its shares to the Distributor under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan is a compensation plan that provides for payments at annual rates (based on average daily net assets) described below.

The Plan will continue in effect with respect to a class of shares of a Fund only if such continuance is specifically approved at least annually by a vote of both a majority of the Board of Trustees of the Trust and a majority of the Trustees of the Trust who are not “interested persons” of the Trust (the “Independent Trustees”) and have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto (the “Qualified Distribution Plan Trustees”). The Plan may not be amended to increase materially the amount of a Fund’s permitted expenses thereunder without the approval of a majority of the outstanding shares of the affected share class and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Distribution Plan Trustees. At the time of adoption, none of the Independent Trustees of the Trust had a direct or indirect financial interest in the operation of the Plan. The Plan calls for payments at an annual rate (based on average net assets) of 0.25%.

Additionally, the Board approved the following limits on the amount of Rule 12b-1 fees the Distributor is reimbursed pursuant to the Plan:

12b-1 Fee Limit

SSGA Money Market Fund	0.08%
SSGA U.S. Government Money Market Fund	0.08%

The Plan may benefit the Funds by increasing sales of shares and reducing redemptions of shares, resulting potentially, for example, in economies of scale and more predictable flows of cash into and out of the Funds. Because Rule 12b-1 fees are paid out of a Fund’s assets, all shareholders share in that expense; however, because shareholders hold their shares through varying arrangements (for example, directly or through financial intermediaries), they may not share equally in the benefits of the Plan.

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Funds, and/or provide certain administrative and account maintenance services to mutual fund shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, and insurance companies.

In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semi-annual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

The compensation paid by the Distributor to a financial intermediary may be paid continually over time, during the period when the intermediary’s clients hold investments in the Funds. The compensation to financial intermediaries includes networking fees and account-based fees. The amount of continuing compensation paid by the Distributor to different financial intermediaries varies. Some portion of the Distributor’s payments to financial intermediaries will be made out of amounts received by the Distributor under the Funds’ Plans. In addition, certain of the Funds may reimburse the Distributor for payments the Distributor makes to financial intermediaries that provide certain recordkeeping, administrative and account maintenance services. The amount of the reimbursement is calculated in a manner approved by the Trustees and is reviewed by the Trustees periodically. A Fund may pay distribution fees, service fees and other amounts described above at a time when shares of the Fund are not being actively promoted to new investors generally, or when shares of that Fund are unavailable for purchase.

Each Fund listed in the table below has shareholder service agreements with State Street and the following entities related to State Street: SSGM, Fiduciary Investors Services Division of State Street (“Fiduciary Investors Services”), High Net Worth Services Division of State Street (“High Net Worth Services”) and Wealth Management Systems (collectively, the “Agents”), as well as several unaffiliated service providers. For these services, each Institutional Class pays 0.025% to State Street and a maximum of 0.175% to each of the affiliated Agents, based on the average daily value of all Institutional Class shares held by

Notes to Financial Statements	23

SSGA Money Market Funds

Notes to Financial Statements, continued — February 28, 2015 (Unaudited)

or for customers of these Agents. For the period ended February 28, 2015, each Fund paid the following shareholder servicing expenses to the Agents:

	State Street	SSGM	High Net Worth Services	Wealth Management Systems

SSGA Money Market Fund	$401,360	$92,036	$3,028	$55,931
SSGA U.S. Government Money Market Fund	471,981	—	564,257	46,046

The Fund(s) did not incur any expenses from Fiduciary Investors Services during the year.

Board of Trustees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Funds does not receive compensation from the Funds for his or her service as a Trustee.

Each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trust. The Co-Chairmen each receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. As of the date of this Shareholder Report, the Trustees were not paid pension or retirement benefits as part of SSGA Funds’ expenses. However, the SSGA Funds have, pursuant to an exemptive order from the SEC, implemented an optional deferred compensation plan by which the Independent Trustees may defer receipt of compensation and receive a return on the deferred amount determined with reference to the performance of shares of specified SSGA Funds. As of the fiscal year ended August 31, 2014, none of the Independent Trustees participated in the optional deferred compensation program. The SSGA Funds’ officers are compensated by the Adviser and its affiliates.

Independent Trustees’ fees are allocated among the Trust, State Street Master Fund and State Street Institutional Investment Trust and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

Accrued fees payable to affiliates and trustees as of February 28, 2015 were as follows:

	SSGA Money Market Fund	SSGA U.S. Government Money Market Fund

Advisory fees	$1,406,137	$1,490,159
Administration fees	200,534	228,961
Custodian fees	134,608	298,773
Distribution fees	932,438	1,126,300
Transfer agent fees	17,527	8,268
Trustees’ fees	12,153	3,669

	$2,703,397	$3,156,130

24	Notes to Financial Statements

SSGA Money Market Funds

Notes to Financial Statements, continued — February 28, 2015 (Unaudited)

4.	Fund Share Transactions (On a Constant Dollar Basis)

	Period Ended February 28, 2015	Year Ended August 31, 2014

SSGA Money Market Fund
Proceeds from shares sold	$14,914,996,106	$39,918,886,419
Proceeds from reinvestment of distributions	10,040	111,117
Payments for shares redeemed	(14,804,448,626)	(41,986,413,117)

Net increase (decrease)	$110,557,520	$(2,067,415,581)

	Period Ended February 28, 2015	Year Ended August 31, 2013

SSGA U.S. Government Money Market Fund
Proceeds from shares sold	$25,792,723,156	$49,706,658,546
Proceeds from reinvestment of distributions	—	915
Payments for shares redeemed	(26,410,734,210)	(49,909,218,464)

Net decrease	$(618,011,054)	$(202,559,003)

5.	Interfund Lending Program

The SSGA Funds participate in a joint lending and borrowing facility (the “Interfund Lending Program”). Other SSGA Funds may borrow money from the SSGA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund’s fundamental investment limitations. The SSGA Money Market Fund will lend through the Interfund Lending Program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The SSGA Funds will borrow through the Interfund Lending Program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSGA Money Market Fund could result in additional borrowing costs. For the period ended February 28, 2015, the Funds did not utilize the Interfund Lending Program.

6.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Statements of Assets and Liabilities.

Notes to Financial Statements	25

SSGA Money Market Funds

Shareholder Requests for Additional Information — February 28, 2015 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.SSGAfunds.com, (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.SSGAfunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds file their monthly portfolio holdings with the U.S. Securities and Exchange Commission on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Funds’ Form N-MFP is available (i) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (ii) at the Securities and Exchange Commission’s public reference room.

26	Shareholder Requests for Additional Information

SSGA Money Market Funds

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

(800) 647-7327

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Scott F. Powers

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Officers

Ellen M. Needham, President and Principal Executive Officer

Chad C. Hallett, Treasurer and Principal Accounting Officer

Ann M. Carpenter, Vice President and Assistant Treasurer

Brian Harris, Chief Compliance Officer

David James, Secretary

Joshua A. Weinberg, Chief Legal Officer

Kristin M. Schantz, Assistant Secretary

Investment Adviser

SSGA Funds Management, Inc.

State Street Financial Center,

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSGA Funds pay State Street Bank and Trust Company for its services as administrator, custodian, transfer agent and shareholder servicing agent and pays SSGA Funds Management, Inc. for investment advisory services.

This information must be preceded or accompanied by a current prospectus or summary prospectus. Read the prospectus carefully before you invest or send money.

Fund Management and Service Providers	27

IBG-14869

SSGAMMFDSAR

Semiannual Report

28 February 2015

SSGA Funds

Institutional Money Market Funds

SSGA U.S. Treasury Money Market Fund

SSGA Prime Money Market Fund

SSGA Funds

Institutional Money Market Funds

Semiannual Report

February 28, 2015 (Unaudited)

“SSGA” is a registered trademark of State Street Corporation and is licensed for use by the SSGA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSGA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

This page has been intentionally left blank.

SSGA U.S. Treasury Money Market Fund

Shareholder Expense Example — February 28, 2015 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administration fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2014 to February 28, 2015.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Annualized Expense Ratio	Actual Performance	Hypothetical Performance (5% return before expenses)*
Beginning Account Value
September 1, 2014	0.04%	$1,000.00	$1,000.00
Ending Account Value
February 28, 2015		$1,000.00	$1,024.60
Expenses Paid During Period		$0.20	$0.20

*	Expenses are equal to the Fund’s annualized expense ratio (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

SSGA U.S. Treasury Money Market Fund	3

SSGA U.S. Treasury Money Market Fund

Schedule of Investments — February 28, 2015 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

Treasury Debt - 73.2%
U.S. Treasury Bill	325,000,000	0.027	03/05/15	324,999,025
U.S. Treasury Bill	250,000,000	0.050	03/05/15	249,998,611
U.S. Treasury Bill	100,000,000	0.048	03/12/15	99,998,549
U.S. Treasury Bill	225,000,000	0.010	03/19/15	224,998,875
U.S. Treasury Bill	100,000,000	0.030	03/19/15	99,998,500
U.S. Treasury Bill	250,000,000	0.046	03/19/15	249,994,250
U.S. Treasury Bill	275,000,000	0.016	03/26/15	274,996,944
U.S. Treasury Bill	200,000,000	0.042	03/26/15	199,994,097
U.S. Treasury Bill	275,000,000	0.040	04/02/15	274,990,222
U.S. Treasury Bill	250,000,000	0.028	04/09/15	249,992,552
U.S. Treasury Bill	50,000,000	0.045	04/09/15	49,997,563
U.S. Treasury Bill	275,000,000	0.030	04/16/15	274,989,458
U.S. Treasury Bill	65,000,000	0.025	04/23/15	64,997,608
U.S. Treasury Bill	235,000,000	0.028	04/23/15	234,990,486
U.S. Treasury Bill	300,000,000	0.028	04/30/15	299,986,250
U.S. Treasury Bill	275,000,000	0.018	05/07/15	274,991,043
U.S. Treasury Bill	250,000,000	0.026	05/14/15	249,986,639
U.S. Treasury Bill	75,000,000	0.028	05/14/15	74,995,760
U.S. Treasury Bill	50,000,000	0.060	05/14/15	49,993,833
U.S. Treasury Bill	207,000,000	0.011	05/21/15	206,994,877
U.S. Treasury Bill	68,000,000	0.013	05/21/15	67,998,088
U.S. Treasury Bill	300,000,000	0.017	05/28/15	299,987,167
U.S. Treasury Note	125,000,000	0.056	04/15/15	125,049,341
U.S. Treasury Note	70,000,000	0.075	05/15/15	70,025,308
U.S. Treasury Note (next reset date 03/02/15) (a)	92,000,000	0.065	01/31/16	91,979,325
U.S. Treasury Note (next reset date 03/02/15) (a)	17,000,000	0.089	04/30/16	17,000,302
U.S. Treasury Note (next reset date 03/02/15) (a)	18,000,000	0.073	10/31/16	17,982,641

Total Treasury Debt (amortized cost $4,721,907,314)				4,721,907,314

Total Investments - 73.2% (amortized cost $4,721,907,314)				4,721,907,314

Repurchase Agreements - 24.4%
Treasury Repurchase Agreements - 24.4%
Agreement with Bank of Nova Scotia and The Bank of New York Mellon Corp. (Tri-Party) of $100,907,000 dated February 27, 2015 at 0.060% to be repurchased at $100,907,505 on March 2, 2015, collateralized by: $101,446,557 par various United States Government Treasury Obligations valued at $102,925,674.				100,907,000
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $200,000,000 dated February 27, 2015 at 0.030% to be repurchased at $200,000,500 on March 2, 2015, collateralized by: $193,437,400 par various United States Government Treasury Obligations valued at $204,000,038.				200,000,000
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $225,000,000 dated February 27, 2015 at 0.050% to be repurchased at $225,000,938 on March 2, 2015, collateralized by: $199,552,500 par various United States Government Treasury Obligations valued at $229,500,017.				225,000,000

4	SSGA U.S. Treasury Money Market Fund

SSGA U.S. Treasury Money Market Fund

Schedule of Investments, continued — February 28, 2015 (Unaudited)

Value $

Agreement with BNP Paribas and The Bank of New York Mellon Corp. (Tri-Party) of $201,000,000 dated February 27, 2015 at 0.070% to be repurchased at $201,001,173 on March 2, 2015, collateralized by: $189,288,803 par various United States Government Treasury Obligations valued at $205,020,048.	201,000,000
Agreement with Calyon Financial, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $232,000,000 dated February 27, 2015 at 0.060% to be repurchased at $232,001,160 on March 2, 2015, collateralized by: $225,207,000 par various United States Government Treasury Obligations valued at $236,640,084.	232,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $15,000,000 dated February 27, 2015 at 0.060% to be repurchased at $15,000,075 on March 2, 2015, collateralized by: $15,273,200 par various United States Government Treasury Obligations valued at $15,300,276.	15,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $37,000,000 dated February 27, 2015 at 0.060% to be repurchased at $37,000,185 on March 2, 2015, collateralized by: $37,694,300 par various United States Government Treasury Obligations valued at $37,740,073.	37,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party) of $70,000,000 dated February 27, 2015 at 0.060% to be repurchased at $70,000,350 on March 2, 2015, collateralized by: $64,071,950 par various United States Government Treasury Obligations valued at $71,402,843.	70,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party) of $100,000,000 dated February 27, 2015 at 0.040% to be repurchased at $100,000,444 on March 3, 2015, collateralized by: $110,162,743 par various United States Government Treasury Obligations valued at $102,002,235.	100,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party) of $50,000,000 dated February 27, 2015 at 0.040% to be repurchased at $50,000,167 on March 2, 2015, collateralized by: $53,735,000 par various United States Government Treasury Obligations valued at $51,000,428.	50,000,000
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $100,000,000 dated February 27, 2015 at 0.060% to be repurchased at $100,000,500 on March 2, 2015, collateralized by: $113,246,127 par various United States Government Treasury Obligations valued at $102,000,005.	100,000,000
Agreement with Societe Generale and The Bank of New York Mellon Corp. (Tri-Party) of $240,000,000 dated February 27, 2015 at 0.070% to be repurchased at $240,001,400 on March 2, 2015, collateralized by: $210,456,400 par various United States Government Treasury Obligations valued at $244,800,044	240,000,000

Total Treasury Repurchase Agreements (identified cost $1,570,907,000)	1,570,907,000

Total Investments and Repurchase Agreements - 97.6% (b) (cost $6,292,814,314) (c)	6,292,814,314

Other Assets and Liabilities, Net - 2.4%	152,010,229

Net Assets - 100.0%	6,444,824,543

SSGA U.S. Treasury Money Market Fund	5

SSGA U.S. Treasury Money Market Fund

Schedule of Investments, continued — February 28, 2015 (Unaudited)

Footnotes:

#	For purposes of this report, for non-interest bearing Commercial Paper and Discount Notes, the discount rate at purchase is used to populate the coupon rate column.
(a)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(b)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (Note 2).
(c)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Presentation of Portfolio Holdings — February 28, 2015 (Unaudited)

Categories	% of Net Assets

Treasury Debt	73.2
Repurchase Agreements	24.4

Total Investments and Repurchase Agreements	97.6
Other Assets and Liabilities, Net	2.4

100.0

See accompanying notes which are an integral part of the financial statements.

6	SSGA U.S. Treasury Money Market Fund

SSGA Prime Money Market Fund

Shareholder Expense Example — February 28, 2015 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administration fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2014 to February 28, 2015.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Annualized Expense Ratio	Actual Performance	Hypothetical Performance (5% return before expenses)*
Beginning Account Value
September 1, 2014	0.19%	$1,000.00	$1,000.00
Ending Account Value
February 28, 2015		$1,000.10	$1,023.86
Expenses Paid During Period		$0.94	$0.95

*	Expenses are equal to the Fund’s annualized expense ratio (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

SSGA Prime Money Market Fund	7

SSGA Prime Money Market Fund

Schedule of Investments — February 28, 2015 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

Asset Backed Commercial Paper - 3.9%
Collateralized Commercial Paper Co. LLC	50,000,000	0.310	06/15/15	49,954,361
Kells Funding LLC (a)	50,000,000	0.190	04/29/15	49,984,431
Kells Funding LLC (a)	50,000,000	0.220	05/07/15	49,979,528
Kells Funding LLC (a)	100,000,000	0.210	05/14/15	99,956,833

Total Asset Backed Commercial Paper (amortized cost $249,875,153)				249,875,153

Certificates of Deposit - 38.8%
Bank of Montreal	50,000,000	0.210	05/15/15	50,000,000
Bank of Montreal	60,000,000	0.220	05/15/15	60,000,000
Bank of Montreal (next reset date 03/18/15) (b)	100,000,000	0.313	08/14/15	100,000,000
Bank of Nova Scotia (next reset date 03/05/15) (b)	48,000,000	0.271	11/05/15	48,000,000
Bank of Nova Scotia (next reset date 03/09/15) (b)	130,000,000	0.301	08/04/15	130,000,000
Bank of Nova Scotia (next reset date 03/10/15) (b)	50,000,000	0.272	11/05/15	50,000,000
Bank of Tokyo - Mitsubishi	75,000,000	0.200	03/24/15	75,000,000
Bank of Tokyo - Mitsubishi	50,000,000	0.220	04/27/15	50,000,000
Bank of Tokyo - Mitsubishi	50,000,000	0.240	05/29/15	50,000,000
Barclays Bank	75,000,000	0.270	05/15/15	75,000,000
Barclays Bank (next reset date 03/25/15) (b)	50,000,000	0.391	06/25/15	50,000,000
BNP Paribas	100,000,000	0.240	03/04/15	100,000,000
BNP Paribas	75,000,000	0.230	05/04/15	75,000,000
Canadian Imperial Bank of Commerce	15,000,000	0.200	04/20/15	15,000,000
Canadian Imperial Bank of Commerce (next reset date 03/05/15) (b)	75,000,000	0.331	07/31/15	75,000,000
Canadian Imperial Bank of Commerce (next reset date 03/16/15) (b)	39,000,000	0.292	02/16/16	39,000,000
Citibank NA	20,000,000	0.250	06/05/15	20,000,000
Citibank NA (next reset date 03/09/15) (b)	22,000,000	0.261	07/08/15	22,000,000
Credit Agricole Corporate & Investment Bank	150,000,000	0.290	06/03/15	150,000,000
Credit Suisse	50,000,000	0.220	05/05/15	50,000,000
Credit Suisse	50,000,000	0.290	05/07/15	50,000,000
DnB Bank ASA	40,000,000	0.190	03/05/15	40,000,000
ING Bank NV	35,000,000	0.320	03/02/15	35,000,000
ING Bank NV	80,000,000	0.260	06/02/15	80,000,000
ING Bank NV	50,000,000	0.280	06/15/15	50,000,000
ING Bank NV	50,000,000	0.300	07/01/15	50,000,000
Norinchukin Bank	53,000,000	0.190	04/23/15	53,000,000
Rabobank Nederland NV	78,000,000	0.200	05/05/15	78,000,000
Societe Generale	75,000,000	0.250	05/04/15	75,000,000
Standard Chartered Bank	50,000,000	0.200	04/21/15	50,000,000
Standard Chartered Bank	12,000,000	0.210	04/27/15	12,000,000
Standard Chartered Bank	11,000,000	0.210	04/30/15	11,000,000
Sumitomo Mitsui Banking Corp.	35,000,000	0.240	04/15/15	35,000,000
Sumitomo Mitsui Banking Corp.	123,750,000	0.240	05/07/15	123,750,000
Svenska Handelsbanken AB	75,000,000	0.185	03/17/15	75,000,167
Svenska Handelsbanken AB	50,000,000	0.210	05/06/15	50,000,458
Toronto Dominion Bank	25,000,000	0.200	03/03/15	25,000,000
Toronto Dominion Bank	25,000,000	0.200	05/26/15	25,000,000
UBS AG	100,000,000	0.230	04/09/15	100,000,000
Wells Fargo Bank NA	75,000,000	0.230	03/03/15	75,000,000
Wells Fargo Bank NA	28,000,000	0.251	04/08/15	28,000,000
Wells Fargo Bank NA	50,000,000	0.257	04/22/15	50,000,000

8	SSGA Prime Money Market Fund

SSGA Prime Money Market Fund

Schedule of Investments, continued — February 28, 2015 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

Westpac Banking Corp.	20,000,000	0.266	04/24/15	20,000,000

Total Certificates of Deposit (amortized cost $2,474,750,625)				2,474,750,625

Financial Company Commercial Paper - 26.5%
Australia & New Zealand Banking Group Ltd. (next reset date 03/09/15) (b)(c)	20,000,000	0.251	07/08/15	20,000,000
Australia & New Zealand Banking Group Ltd. (next reset date 03/13/15) (b)(c)	10,000,000	0.252	07/13/15	10,000,000
Australia & New Zealand Banking Group Ltd. (next reset date 03/16/15) (b)(c)	19,500,000	0.273	10/15/15	19,500,000
Australia & New Zealand Banking Group Ltd. (next reset date 03/16/15) (b)(c)	19,500,000	0.273	10/15/15	19,500,000
Caisse des Depots et Consignations (a)	100,000,000	0.175	03/16/15	99,992,708
Caisse des Depots et Consignations (a)	40,000,000	0.175	03/17/15	39,996,889
Caisse des Depots et Consignations (a)	100,000,000	0.180	03/27/15	99,987,000
Commonwealth Bank of Australia (c)	43,150,000	0.195	04/08/15	43,141,118
Commonwealth Bank of Australia (c)	50,000,000	0.190	04/13/15	49,988,653
DnB Bank ASA (c)	50,000,000	0.200	03/17/15	49,995,556
DnB Bank ASA (c)	50,000,000	0.200	05/05/15	49,981,944
DnB Bank ASA (c)	50,000,000	0.195	05/08/15	49,981,583
DnB Bank ASA (c)	30,000,000	0.205	05/22/15	29,985,992
DnB Bank ASA (next reset date 05/26/15) (b)(c)	40,000,000	0.292	11/23/15	40,000,000
Erste Abwicklungsanstalt (c)	50,000,000	0.200	04/16/15	49,987,222
General Electric Capital Corp.	40,000,000	0.200	04/15/15	39,990,000
General Electric Capital Corp. (next reset date 03/04/15) (b)	7,500,000	0.230	09/03/15	7,500,000
General Electric Capital Corp. (next reset date 03/04/15) (b)	7,500,000	0.260	10/30/15	7,500,000
General Electric Capital Corp. (next reset date 03/18/15) (b)	42,000,000	0.223	05/18/15	42,000,000
HSBC Bank PLC (c)	125,000,000	0.230	03/30/15	124,976,840
National Australia Bank (next reset date 03/09/15) (b)(c)	37,000,000	0.251	07/08/15	37,000,000
Nederlandse Waterschapsbank NV (c)	75,000,000	0.200	04/02/15	74,986,667
Skandinaviska Enskilda Banken AB (c)	75,000,000	0.240	03/02/15	74,999,500
Skandinaviska Enskilda Banken AB (c)	25,000,000	0.200	03/05/15	24,999,444
Skandinaviska Enskilda Banken AB (c)	50,000,000	0.230	06/10/15	49,967,736
Societe Generale (c)	50,000,000	0.260	06/01/15	49,966,778
Societe Generale (c)	50,000,000	0.260	06/11/15	49,963,167
Standard Chartered Bank (c)	47,600,000	0.220	04/16/15	47,586,619
Sumitomo Mitsui Banking Corp. (c)	50,000,000	0.240	05/01/15	49,979,667
Swedbank AB	25,000,000	0.185	03/16/15	24,998,073
Swedbank AB	50,000,000	0.210	05/07/15	49,980,458
Swedbank AB	100,000,000	0.230	06/18/15	99,930,361
Toyota Motor Credit Corp.	50,000,000	0.200	04/20/15	49,986,111
Toyota Motor Credit Corp. (next reset date 03/06/15) (b)	21,000,000	0.244	07/08/15	21,000,000
Toyota Motor Credit Corp. (next reset date 03/09/15) (b)	20,000,000	0.243	07/09/15	20,000,000
Westpac Banking Corp. (c)	30,000,000	0.240	03/04/15	29,999,992
Westpac Banking Corp. (next reset date 03/26/15) (b)(c)	41,000,000	0.272	10/26/15	41,000,000

Total Financial Company Commercial Paper (amortized cost $1,690,350,078)				1,690,350,078

SSGA Prime Money Market Fund	9

SSGA Prime Money Market Fund

Schedule of Investments, continued — February 28, 2015 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

Other Notes - 9.1%
JPMorgan Chase Bank NA (next reset date 03/09/15) (b)	60,000,000	0.355	03/04/16	60,000,000
JPMorgan Chase Bank NA (next reset date 04/22/15) (b)	35,000,000	0.377	03/22/16	35,000,000
Lloyds Bank PLC	175,000,000	0.050	03/02/15	175,000,000
Natixis	112,595,000	0.050	03/02/15	112,595,000
Royal Bank of Canada (next reset date 03/16/15) (b)	25,000,000	0.463	12/16/15	25,039,524
Royal Bank of Canada (next reset date 04/07/15) (a)(b)	35,000,000	0.344	03/04/16	35,000,000
Svenska Handelsbanken AB (next reset date 03/27/15) (b)(c)	40,000,000	0.342	08/27/15	40,000,000
Wells Fargo Bank NA (next reset date 03/10/15) (b)	35,000,000	0.328	03/10/16	35,000,000
Wells Fargo Bank NA (next reset date 03/20/15) (b)	58,000,000	0.374	03/18/16	58,000,000

Total Other Notes (amortized cost $575,634,524)				575,634,524

Total Investments - 78.3% (amortized cost $4,990,610,380)				4,990,610,380

Repurchase Agreements - 22.5%
Government Agency Repurchase Agreements - 0.5%
Agreement with Societe Generale and The Bank of New York Mellon Corp. (Tri-Party) of $36,002,000 dated February 27, 2015 at 0.090% to be repurchased at $36,002,270 on March 2, 2015, collateralized by: $35,197,678 par various United States Government Mortgage Agency Obligations valued at $36,722,040. (identified cost $36,002,000)				36,002,000

Treasury Repurchase Agreements - 20.8%
Agreement with Federal Reserve Bank and The Bank of New York Mellon Corp. (Tri-Party) of $1,000,000,000 dated February 27, 2015 at 0.050% to be repurchased at $1,000,004,167 on March 2, 2015, collateralized by: $942,687,200 par various United States Government Treasury Obligations valued at $1,000,004,262.				1,000,000,000
Agreement with Federal Reserve Bank and The Bank of New York Mellon Corp. (Tri-Party) of $325,000,000 dated February 27, 2015 at 0.060% to be repurchased at $325,003,250 on March 5, 2015, collateralized by: $313,386,200 par various United States Government Treasury Obligations valued at $325,002,225.				325,000,000

Total Treasury Repurchase Agreements (identified cost $1,325,000,000)				1,325,000,000

Other Repurchase Agreements - 1.2%
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party) of $50,000,000 dated February 27, 2015 at 0.470% to be repurchased at $50,001,958 on March 2, 2015, collateralized by: $296,024,841 par various Corporate Bonds and United States Government Mortgage Agency Obligations valued at $53,435,052.				50,000,000

10	SSGA Prime Money Market Fund

SSGA Prime Money Market Fund

Schedule of Investments, continued — February 28, 2015 (Unaudited)

Value $
Agreement with JPM Chase and JP Morgan Chase & Co. (Tri-Party) of $25,000,000 dated February 27, 2015 at 0.373% to be repurchased at $25,003,626 on March 13, 2015, collateralized by: $120,680,527 par various Asset Backed Securities, Corporate Bonds and Medium Term Note valued at $26,828,512.	25,000,000

Total Other Repurchase Agreements (identified cost $75,000,000)	75,000,000

Total Repurchase Agreement (identified cost $1,436,002,000)	1,436,002,000

Total Investments and Repurchase Agreements - 100.8% (d) (cost $6,426,612,380) (e)	6,426,612,380

Other Assets and Liabilities, Net - (0.8)%	(51,188,167)

Net Assets - 100.0%	6,375,424,213

Footnotes:

#	For purposes of this report, for non-interest bearing Commercial Paper and Discount Notes, the discount rate at purchase is used to populate the coupon rate column.
(a)	Security exempt from registration under Rule 144A. These securities, which represent 7.45% of net assets as of February 28, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(c)	Rule 144A, Section 4(2) or other security, which is restricted to resale to institutional investors. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $1,127,488,478 or 17.7% of net assets as of February 28, 2015.
(d)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (Note 2).
(e)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Presentation of Portfolio Holdings — February 28, 2015 (Unaudited)

Categories	% of Net Assets

Asset Backed Commercial Paper	3.9
Certificates of Deposit	38.8
Financial Company Commercial Paper	26.5
Other Notes	9.1
Repurchase Agreements	22.5

Total Investments and Repurchase Agreements	100.8
Other Assets and Liabilities, Net	(0.8)

100.0

See accompanying notes which are an integral part of the financial statements.

SSGA Prime Money Market Fund	11

SSGA Institutional Money Market Funds

Statements of Assets and Liabilities — February 28, 2015 (Unaudited)

	SSGA U.S. Treasury Money Market Fund	SSGA Prime Money Market Fund

Assets
Investments, at identified cost	$4,721,907,314	$4,990,610,380
Investments at amortized cost which approximates value	4,721,907,314	4,990,610,380
Repurchase agreements at cost which approximates value	1,570,907,000	1,436,002,000
Cash	154,342,966	744
Receivables:
Interest	239,731	950,040
Fund shares sold	—	10,936
From adviser	1,957,551	539,909
Prepaid expenses	47,820	32,726

Total assets	6,449,402,382	6,428,146,735

Liabilities
Payables:
Investments purchased	—	50,000,000
Fund shares redeemed	1,806,986	33,270
Accrued fees to affiliates and trustees	2,704,234	2,591,862
Other accrued expenses	66,619	92,628
Income distribution	—	4,762

Total liabilities	4,577,839	52,722,522

Net Assets	$6,444,824,543	$6,375,424,213

Net Assets Consist of:
Distributions in excess of net investment income	$—	$(6,498)
Accumulated net realized gain	—	30,351
Paid in capital	6,444,824,543	6,375,400,360

Net Assets	$6,444,824,543	$6,375,424,213

Net Asset Value, offering and redemption price per share:
Net asset value per share:	$1.00	$1.00
Net assets	$6,444,824,543	$6,375,424,213
Shares outstanding ($0.001 par value)	6,444,891,483	6,375,467,032

See accompanying notes which are an integral part of the financial statements.

12	Statements of Assets and Liabilities

SSGA Institutional Money Market Funds

Statements of Operations — For the Period Ended February 28, 2015 (Unaudited)

	SSGA U.S. Treasury Money Market Fund	SSGA Prime Money Market Fund

Investment Income
Interest	$1,501,965	$5,599,259

Total investment income	1,501,965	5,599,259

Expenses
Advisory fees	5,168,830	4,336,671
Administration fees	485,833	404,630
Custodian fees	468,396	356,037
Distribution fees	516,883	722,779
Transfer agent fees	30,591	30,511
Professional fees	64,585	69,096
Registration fees	20,511	19,939
Shareholder servicing fees	861,472	722,779
Trustees’ fees	66,836	52,702
Insurance fees	55,153	44,796
Printing fees	20,843	20,305
Miscellaneous	47,213	41,015

Expenses before reductions	7,807,146	6,821,260
Expense reductions	(6,305,181)	(1,464,932)

Net expenses	1,501,965	5,356,328

Net investment income (loss)	—	242,931

Net Realized Gain
Net realized gain on investments	—	35,171

Net Increase (Decrease) in Net Assets from Operations	$—	$278,102

See accompanying notes which are an integral part of the financial statements.

Statements of Operations	13

SSGA Institutional Money Market Funds

Statements of Changes in Net Assets

	SSGA U.S. Treasury Money Market Fund		SSGA Prime Money Market Fund
	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$—	$—	$242,931	$641,716
Net realized gain	—	—	35,171	163,433

Net increase (decrease) in net assets from operations	—	—	278,102	805,149

Distributions
From net investment income	—	(8,496)	(242,931)	(889,158)
From net realized gains	—	(12,948)	(126,964)	(203,061)

Net decrease in net assets from distributions	—	(21,444)	(369,895)	(1,092,219)

Share Transactions
Net increase (decrease) in net assets from share transactions	(1,628,884,090)	1,632,918,125	915,503,491	(2,311,165,824)

Total Net Increase (Decrease) in Net Assets	(1,628,884,090)	1,632,896,681	915,411,698	(2,311,452,894)

Net Assets
Beginning of period	8,073,708,633	6,440,811,952	5,460,012,515	7,771,465,409

End of period	$6,444,824,543	$8,073,708,633	$6,375,424,213	$5,460,012,515

Distributions in excess of net investment income included in net assets	$—	$—	$(6,498)	$(6,498)

See accompanying notes which are an integral part of the financial statements.

14	Statements of Changes in Net Assets

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SSGA Institutional Money Market Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)		$ Net Realized and Unrealized Gain (Loss)		$ Total from Investment Operations		$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
SSGA U.S. Treasury Money Market Fund
February 28, 2015*	1.0000	—		—		—		—	—
August 31, 2014	1.0000	—		—		—		— (e)	—	(e)
August 31, 2013	1.0000	—		—	(e)	—	(e)	—	—
August 31, 2012	1.0000	—		—	(e)	—	(e)	—	—	(e)
August 31, 2011	1.0000	—	(e)	—	(e)	—	(e)	— (e)	—	(e)
August 31, 2010	1.0000	—	(e)	—	(e)	—	(e)	— (e)	—
SSGA Prime Money Market Fund
February 28, 2015*	1.0000	0.0001		—	(e)	0.0001		(0.0001)	—	(e)
August 31, 2014	1.0000	0.0001		—	(e)	0.0001		(0.0001)	—	(e)
August 31, 2013	1.0000	0.0007		—	(e)	0.0007		(0.0007)	—
August 31, 2012	1.0000	0.0010		—	(e)	0.0010		(0.0010)	—
August 31, 2011	1.0000	0.0012		—	(e)	0.0012		(0.0012)	—
August 31, 2010	1.0000	0.0013		—	(e)	0.0013		(0.0013)	—	(e)

*	For the six months ended February 28, 2015 (Unaudited)
(a)	Average daily shares outstanding were used for this calculation.
(b)	Reflects amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	Less than $0.0001 per share.
(f)	Less than 0.005%.
(g)	Less than 0.005% of average net assets.

See accompanying notes which are an integral part of the financial statements.

16	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)		$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)(d)	% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(b)(d)

—	1.0000	—		6,444,825	0.04	0.23	—
— (e)	1.0000	—	(f)	8,073,709	0.06	0.23	—
—	1.0000	—		6,440,812	0.09	0.24	—
— (e)	1.0000	—	(f)	4,387,962	0.08	0.25	—
— (e)	1.0000	—	(f)	4,410,166	0.11	0.25	—	(g)
— (e)	1.0000	—	(f)	4,215,084	0.13	0.25	—	(g)

(0.0001)	1.0000	0.01		6,375,424	0.19	0.24	0.01
(0.0001)	1.0000	0.01		5,460,013	0.18	0.24	0.01
(0.0007)	1.0000	0.07		7,771,465	0.20	0.25	0.07
(0.0010)	1.0000	0.10		12,072,632	0.20	0.25	0.10
(0.0012)	1.0000	0.12		9,934,761	0.20	0.25	0.12
(0.0013)	1.0000	0.13		12,043,331	0.20	0.26	0.13

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	17

SSGA Institutional Money Market Funds

Notes to Financial Statements — February 28, 2015 (Unaudited)

1.	Organization

The SSGA Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”).

The Trust consists of eleven (11) series and corresponding classes, each of which have the same rights and privileges, including the same voting rights. Each series is authorized to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. The financial statements herein relate to the following series (each a “Fund” and, collectively, the “Funds”):

Fund	Classes	Commencement of Operations:
SSGA U.S. Treasury Money Market Fund	Class N	December 1, 1993
SSGA Prime Money Market Fund	Class N	February 22, 1994

The other nine (9) series are included in separate Semiannual Reports.

SSGA U.S. Treasury Money Market Fund and SSGA Prime Money Market Fund are each considered to be money market funds pursuant to Rule 2a-7 under the 1940 Act. It is the policy of the Funds to maintain a stable net asset value per share of $1.00. However, there is no assurance the Funds will be able to maintain a stable net asset value per share.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of shareholders’ investment at $1.00 per share, it is possible to lose money by investing in the Funds.

The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

Recent Regulatory Action

On July 23, 2014, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime and institutional tax exempt money market funds adopt a floating net asset value. The rule changes also allow for certain liquidity-based redemption fees and gate, and include enhanced requirements for disclosure and stress testing. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Funds’ financial statements and accompanying notes.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

As permitted in accordance with Rule 2a-7 of the 1940 Act, each Fund values portfolio investments using the amortized cost method which approximates fair market value. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity date of any discount or premium. Each Fund may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees (the “Board”). The Board has adopted procedures concerning securities valuation, under which an Oversight Committee makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof,

18	Notes to Financial Statements

SSGA Institutional Money Market Funds

Notes to Financial Statements, continued — February 28, 2015 (Unaudited)

subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Oversight Committee. The Oversight Committee will assist in overseeing the comparison of amortized cost to market-based value. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds have adopted provisions surrounding fair value measurements and disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Funds’ investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following is a summary of the inputs used, as of February 28, 2015, in valuing the Portfolios’ assets carried at fair value:

	Investments in Securities
Valuation Inputs	SSGA U.S. Treasury Money Market Fund	SSGA Prime Money Market Fund

Level 1 — Quoted Prices	$—	$—
Level 2 — Quoted Prices	6,292,814,314	6,426,612,380
Level 3 — Quoted Prices	—	—

Total Investments	$6,292,814,314	$6,426,612,380

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Schedule of Investments, which also includes a breakdown of the Portfolios’ investments by category.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Portfolios’ net assets are computed and that may materially affect the value of the Portfolio’s investments). The valuation of fixed income securities held by the Portfolios are obtained from an independent pricing service and categorized as Level 2 based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Notes to Financial Statements	19

SSGA Institutional Money Market Funds

Notes to Financial Statements, continued — February 28, 2015 (Unaudited)

Fair value pricing could result in a difference between the prices used to calculate a Portfolio’s net asset value and the prices used by such Portfolio’s benchmark index, which, in turn, could result in a difference between a Portfolio’s performance and the performance of such Portfolio’s benchmark index.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. Transfers between fair value hierarchy levels are recognized at the end of the period. As of the period ended February 28, 2015, there were no transfers between levels.

Securities Transactions

Securities transactions are recorded on a trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost which is the same basis used for federal income taxes.

Investment Income

Interest income is recorded daily on an accrual basis and includes amortization of premium and accretion of discount on investments. Premium is amortized and discount is accreted using the straight line method. Distributions received on securities that represent a return on capital or capital gains are recorded as a reduction on cost of investments and/or as a realized gain.

Federal Income Taxes

Since the Trust is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund’s intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986 (the “Code”), as amended. This requires each Fund to distribute an amount sufficient to avoid any excise tax under Section 4982 of the Code. Therefore, for the year ended August 31, 2014, the Funds paid no federal income taxes and no federal income tax provision was required for the Funds.

Each Fund files a U.S. tax return. At February 28, 2015, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. The Funds may be subject to potential examinations by certain taxing authorities for all open tax years (the current and prior years, as applicable). There are no examinations in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds may have net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. At August 31, 2014, the Funds had no net tax basis capital loss carryforwards.

Dividends and Distributions to Shareholders

The Funds declare and record dividends on net investment income daily and pay them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. Each Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and U.S. GAAP. The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes. These differences relate primarily to capital loss carryforwards.

20	Notes to Financial Statements

SSGA Institutional Money Market Funds

Notes to Financial Statements, continued — February 28, 2015 (Unaudited)

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Trust which cannot be directly attributed to a Fund are allocated among all funds of the Trust based principally on their relative average net assets.

Repurchase Agreements

The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed-upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities or (for SSGA Prime Money Market Fund only) Government Agency securities, but the underlying securities on the SSGA Prime Money Market Fund may consist of other securities such as Corporate Bonds in limited circumstances. The value of the underlying securities, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The use of repurchase agreements involves certain risks. Upon an event of default under the Master Repurchase Agreement, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve losses, costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Funds’ investment adviser.

Contractual Obligation/Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Funds enter into contracts that contain a variety of representations and obligations, including general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.	Related Party Transactions, Fees and Expenses

Adviser and Affiliates

SSGA Funds Management, Inc. (the “Adviser”) manages the Funds pursuant to an Amended and Restated Investment Advisory Agreement dated April 11, 2012, between the Trust and the Adviser. The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Adviser and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Adviser directs the investments of each Fund in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Adviser, calculated daily and paid monthly at the annual rate of 0.15% of its daily average net assets.

The Adviser is contractually obligated until December 31, 2015 to waive 0.05% of its 0.15% management fee on the SSGA U.S. Treasury Money Market Fund. Additionally, the Adviser is further contractually obligated until December 31, 2015 to waive its management fee and to reimburse the Fund for all expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 0.16% of average daily net assets on an annual basis. The total amounts of the waiver and reimbursement for the period ended February 28, 2015 were $1,722,943 and $0, respectively. The Adviser does not have the ability to recover these amounts waived or reimbursed under this contractual agreement.

The Adviser is contractually obligated until December 31, 2015 to waive 0.05% of its 0.15% management fee on the SSGA Prime Money Market Fund. Additionally, the Adviser is further contractually obligated until December 31, 2015 to waive its management fee and to reimburse the Fund for all expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 0.15% of average daily net assets on an annual basis. The total amounts of the waiver and reimbursement for the period ended February 28, 2015 were $1,445,557 and $0, respectively. The Adviser does not have the ability to recover these amounts waived or reimbursed from prior periods.

Notes to Financial Statements	21

SSGA Institutional Money Market Funds

Notes to Financial Statements, continued — February 28, 2015 (Unaudited)

The Adviser also may voluntarily reduce all or a portion of its fees and/or reimburse expenses to the extent necessary to maintain a minimum net yield for a Fund (the “Voluntary Reduction”) which may vary from time to time and from fund to fund in the Adviser’s sole discretion. Under an agreement with SSGA Funds relating to the Voluntary Reduction, the SSGA U.S. Treasury Money Market Fund and the SSGA Prime Money Market Fund, respectively, have agreed to reimburse the Adviser for the full dollar amount of any Voluntary Reduction beginning on August 1, 2012, subject to certain limitations. A Fund will not be obligated to reimburse the Adviser: more than three years after the end of the fiscal year for the Fund in which the Adviser provided a Voluntary Reduction; in respect of any business day for which the net annualized one-day yield is less than 0.00%; to the extent that the amount of the reimbursement to the Adviser on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; to the extent that the amount of such reimbursement would cause the Fund’s net yield to fall below the Fund’s minimum net yield; or in respect of any fee waivers and/or expense reimbursements that are necessary to maintain a Fund’s contractual total expense limit which is effective at the time of such fee waivers and/or expense reimbursements. A reimbursement to the Adviser could negatively impact the SSGA U.S. Treasury Money Market Fund’s and the SSGA Prime Money Market Fund’s future yield. There is no guarantee that either the SSGA U.S. Treasury Money Market Fund or the SSGA Prime Money Market Fund will be able to avoid a negative yield. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Fund, without limitation. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the period ended February 28, 2015, the Adviser voluntarily waived $4,582,238 of its fee and reimbursed $0 of expenses on the SSGA U.S. Treasury Money Market Fund and voluntarily waived $19,375 of its fee and reimbursed $0 of expenses on the SSGA Prime Money Market Fund. Voluntary reductions subject to potential recovery by year of expiration are as follows:

Expiration	SSGA U.S. Treasury Money Market Fund	SSGA Prime Money Market Fund

8/31/2015	$226,572	$—
8/31/2016	$4,941,980	$—
8/31/2017	$8,075,743	$181,137

The SSGA Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSGA Prime Money Market Fund. As of February 28, 2015, $8,401,856 or 0.13% of the shares outstanding represents the investments of other Funds not presented herein.

Boston Financial Data Services, Inc. (“BFDS”) serves as the Funds’ transfer and dividend paying agent, pursuant to an agreement dated August 1, 2006, as amended. For these services, the Funds pay annual account services fees, activity based fees and charges related to compliance and regulatory services. BFDS is a joint venture of DST Systems, Inc., and State Street Corporation.

State Street Bank and Trust Company (“State Street”), a wholly-owned subsidiary of State Street Corporation, provides custody and fund accounting services to the Funds pursuant to an Amended and Restated Custodian Contract dated April 11, 2012. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

Administrator

State Street (the “Administrator”) serves as the Trust’s Administrator, pursuant to an administration agreement dated January 1, 2013 (the “Administration Agreement”). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Trust’s operations. The Trust pays the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of the Trust: $0 to $10 billion — 0.0175%; next $10 billion — 0.0125%; next $10 billion — 0.0075% and 0.0050% thereafter. In addition, the Trust pays additional fees to the Administrator for certain services and reimburses the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

State Street Global Markets, LLC (the “Distributor” or “SSGM”) promotes and offers shares of the Trust pursuant to an Amended and Restated Distribution Agreement dated April 14, 2014. The Distributor may enter into agreements with other related and

22	Notes to Financial Statements

SSGA Institutional Money Market Funds

Notes to Financial Statements, continued — February 28, 2015 (Unaudited)

non-related parties which act as agents to offer and sell shares of the Funds. The amounts paid to the Distributor are included in the accompanying Statements of Operations. The Distributor is a wholly-owned subsidiary of State Street Corporation.

The Trust has adopted a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under this Plan, the Trust is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Trust and the servicing of investor accounts.

To compensate the Distributor for the services it provides and for the expenses it bears in connection with the distribution of shares of the Fund, that Fund may make payments from the assets attributable to certain classes of its shares to the Distributor under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan is a compensation plan that provides for payments at annual rates (based on average daily net assets) described below.

The Plan will continue in effect with respect to a class of shares of a Fund only if such continuance is specifically approved at least annually by a vote of both a majority of the Board of Trustees of the Trust and a majority of the Trustees of the Trust who are not “interested persons” of the Trust (the “Independent Trustees”) and have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto (the “Qualified Distribution Plan Trustees”). The Plan may not be amended to increase materially the amount of a Fund’s permitted expenses thereunder without the approval of a majority of the outstanding shares of the affected share class and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Distribution Plan Trustees. At the time of adoption, none of the Independent Trustees of the Trust had a direct or indirect financial interest in the operation of the Plan. The Plan calls for payments at an annual rate (based on average net assets) of 0.25%.

Additionally, the Board approved the following limits on the amount of Rule 12b-1 fees the Distributor is reimbursed pursuant to the Plan:

12b-1 Fee Limit
SSGA U.S. Treasury Money Market Fund	0.04%
SSGA Prime Money Market Fund	0.05%

The Plan may benefit the Funds by increasing sales of shares and reducing redemptions of shares, resulting potentially, for example, in economies of scale and more predictable flows of cash into and out of the Funds. Because Rule 12b-1 fees are paid out of a Fund’s assets, all shareholders share in that expense; however, because shareholders hold their shares through varying arrangements (for example, directly or through financial intermediaries), they may not share equally in the benefits of the Plan.

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Funds, and/or provide certain administrative and account maintenance services to mutual fund shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, and insurance companies.

In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semi-annual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

The compensation paid by the Distributor to a financial intermediary may be paid continually over time, during the period when the intermediary’s clients hold investments in the Funds. The compensation to financial intermediaries includes networking fees and account-based fees. The amount of continuing compensation paid by the Distributor to different financial intermediaries varies. Some portion of the Distributor’s payments to financial intermediaries will be made out of amounts received by the Distributor under the Funds’ Plans. In addition, certain of the Funds may reimburse the Distributor for payments the Distributor makes to financial intermediaries that provide certain recordkeeping, administrative and account

Notes to Financial Statements	23

SSGA Institutional Money Market Funds

Notes to Financial Statements, continued — February 28, 2015 (Unaudited)

maintenance services. The amount of the reimbursement is calculated in a manner approved by the Trustees and is reviewed by the Trustees periodically. A Fund may pay distribution fees, service fees and other amounts described above at a time when shares of the Fund are not being actively promoted to new investors generally, or when shares of that Fund are unavailable for purchase.

Each Fund listed in the table below has a shareholder servicing agreement with State Street and Wealth Management Systems, an entity related to State Street. For these services, each Fund pays a maximum of 0.025% to State Street, and 0.05% to Wealth Management Systems, based on the average daily value of all Class N shares held by their clients. For the period ended February 28, 2015, the Funds paid the following shareholder servicing expenses to the agents:

	State Street	Wealth Management Systems

SSGA U.S. Treasury Money Market Fund	$860,902	$85,091
SSGA Prime Money Market Fund	700,152	75,091

Board of Trustees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Funds does not receive compensation from the Funds for his or her service as a Trustee.

Each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trust. The Co-Chairmen each receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. As of the date of this Shareholder Report, the Trustees were not paid pension or retirement benefits as part of SSGA Funds’ expenses. However, the SSGA Funds have, pursuant to an exemptive order from the SEC, implemented an optional deferred compensation plan by which the Independent Trustees may defer receipt of compensation and receive a return on the deferred amount determined with reference to the performance of shares of specified SSGA Funds. As of the fiscal year ended August 31, 2014, none of the Independent Trustees participated in the optional deferred compensation program. The SSGA Funds’ officers are compensated by the Adviser and its affiliates.

Independent Trustees’ fees are allocated among the Trust, State Street Master Fund and State Street Institutional Investment Trust and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

Accrued fees payable to affiliates and trustees as of February 28, 2015 were as follows:

	SSGA U.S. Treasury Money Market Fund	SSGA Prime Money Market Fund

Advisory fees	$1,567,525	$1,601,873
Administration fees	437,702	349,831
Custodian fees	303,868	231,712
Distribution fees	295,475	302,665
Shareholder servicing fees	78,276	77,499
Transfer agent fees	9,838	14,542
Trustees’ fees	11,550	13,740

	$2,704,234	$2,591,862

24	Notes to Financial Statements

SSGA Institutional Money Market Funds

Notes to Financial Statements, continued — February 28, 2015 (Unaudited)

4.	Fund Share Transactions (On a Constant Dollar Basis)

	Period Ended February 28, 2015 (Unaudited)	Fiscal Year Ended August 31, 2014

SSGA U.S. Treasury Money Market Fund
Proceeds from shares sold	$7,759,446,308	$19,722,021,328
Proceeds from reinvestment of distributions	—	20,561
Payments for shares redeemed	(9,388,330,398)	(18,089,123,764)

Net increase (decrease)	$(1,628,884,090)	$1,632,918,125

SSGA Prime Money Market Fund
Proceeds from shares sold	$8,981,419,978	$20,834,820,548
Proceeds from reinvestment of distributions	345,399	1,016,638
Payments for shares redeemed	(8,066,261,886)	(23,147,003,010)

Net increase (decrease)	$915,503,491	$(2,311,165,824)

5.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Statements of Assets and Liabilities.

Notes to Financial Statements	25

SSGA Institutional Money Market Funds

Shareholder Requests for Additional Information — February 28, 2015 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.SSGAfunds.com, (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.SSGAfunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds file their monthly portfolio holdings with the U.S. Securities and Exchange Commission on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Funds’ Form N-MFP is available (i) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (ii) at the Securities and Exchange Commission’s public reference room.

26	Shareholder Requests for Additional Information

SSGA Institutional Money Market Funds

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

(800) 647-7327

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Scott F. Powers

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Officers

Ellen M. Needham, President and Principal Executive Officer

Chad C. Hallett, Treasurer and Principal Accounting Officer

Ann M. Carpenter, Vice President and Assistant Treasurer

Brian Harris, Chief Compliance Officer

David James, Secretary

Joshua A. Weinberg, Chief Legal Officer

Kristin M. Schantz, Assistant Secretary

Investment Adviser

SSGA Funds Management, Inc.

State Street Financial Center,

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSGA Funds pay State Street Bank and Trust Company for its services as administrator, custodian, transfer agent and shareholder servicing agent and pays SSGA Funds Management, Inc. for investment advisory services.

This information must be preceded or accompanied by a current prospectus or summary prospectus. Read the prospectus carefully before you invest or send money.

Fund Management and Service Providers	27

IBG-14868	SSGAIMMFDSAR

Semiannual Report

28 February 2015

SSGA Funds

SSGA S&P 500 Index Fund

SSGA Funds

SSGA S&P 500 Index Fund

Semiannual Report

February 28, 2015 (Unaudited)

Page
SSGA S&P 500 Index Fund	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Shareholder Requests for Additional Information	16
Fund Management and Service Providers	26
Financial Statements of the State Street Equity 500 Index Portfolio	17

“SSGA” is a registered trademark of State Street Corporation and is licensed for use by the SSGA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSGA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSGA S&P 500 Index Fund

Shareholder Expense Example — February 28, 2015 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example of the Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administration fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2014 to February 28, 2015.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2014	$1,000.00	$1,000.00
Ending Account Value February 28, 2015	$1,060.40	$1,024.01
Expenses Paid During Period*	$0.82	$0.80

*	Expenses are equal to the Fund’s annualized expense ratio of 0.16% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

S&P 500 Index Fund	3

SSGA S&P 500 Index Fund

Presentation of Master Portfolio Holdings — February 28, 2015 (Unaudited)

Categories	% of Master Portfolio Net Assets
Common Stock
Consumer Discretionary	12.1
Consumer Staples	9.5
Energy	7.9
Financials	15.5
Health Care	14.3
Industrials	10.0
Information Technology	19.3
Materials	3.2
Telecommunication Services	2.2
Utilities	2.9
U.S. Government Securities	0.2
Money Market Fund	2.9

Total Investments	100.0
Other Assets and Liabilities, Net	0.0

100.0

Futures Contracts	0.2

4	S&P 500 Index Fund

SSGA S&P 500 Index Fund

Statement of Assets and Liabilities — February 28, 2015 (Unaudited)

Assets
Investments in Master Portfolio, at value	$1,627,432,972
Receivables:
Fund shares sold	1,770,542
Prepaid expenses	6,889

Total assets	1,629,210,403

Liabilities
Payables:
Fund shares redeemed	4,004,674
Accrued fees to affiliates and trustees	208,832
Other accrued expenses	38,221

Total liabilities	4,251,727

Net Assets	$1,624,958,676

Net Assets Consist of:
Undistributed net investment income	$5,164,924
Accumulated net realized loss allocated from Master Portfolio	(107,031,562)
Unrealized appreciation allocated from Master Portfolio on:
Investments	1,093,791,551
Futures contracts	3,332,946
Paid in capital	629,700,817

Net Assets	$1,624,958,676

Net Asset Value, offering and redemption price per share:
Net asset value per share:	$33.44
Net assets	$1,624,958,676
Shares of beneficial interest outstanding ($0.001 par value)	48,595,220

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities	5

SSGA S&P 500 Index Fund

Statement of Operations — For the Period Ended February 28, 2015 (Unaudited)

Investment Income Allocated From Master Portfolio
Dividends (net of foreign taxes withheld of $39,303)	$15,868,349
Interest	17,319
Expenses	(349,975)

Total investment income allocated from Master Portfolio	15,535,693

Fund Level Expenses
Administration fees	107,010
Custodian fees	12,214
Distribution fees	282,121
Transfer agent fees	132,349
Professional fees	36,847
Registration fees	24,959
Shareholder servicing fees	190,622
Trustees’ fees	7,439
Insurance fees	9,439
Printing fees	36,068
Miscellaneous	4,991

Net Fund Level expenses	844,059

Net investment income	14,691,634

Net Realized and Unrealized Gain Allocated From Master Portfolio
Net realized gain on:
Investments	8,296,341
Futures contracts	1,472,838

Net realized gain	9,769,179

Net change in unrealized appreciation on:
Investments	66,917,709
Futures contracts	1,217,935

Net change in unrealized appreciation	68,135,644

Net realized and unrealized gain	77,904,823

Net Increase in Net Assets from Operations	$92,596,457

See accompanying notes which are an integral part of the financial statements.

6	Statement of Operations

SSGA S&P 500 Index Fund

Statements of Changes in Net Assets

	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014

Increase in Net Assets

Operations
Net investment income	$14,691,634	$25,768,660
Net realized gain	9,769,179	11,027,149
Net change in unrealized appreciation	68,135,644	265,441,600

Net increase in net assets from operations	92,596,457	302,237,409

Distributions
From net investment income	(15,990,757)	(25,005,413)
From net realized gains	(17,744,074)	(14,759,296)

Net decrease in net assets from distributions	(33,734,831)	(39,764,709)

Share Transactions
Net increase in net assets from share transactions	57,523,568	24,172,971

Net Increase in Net Assets	116,385,194	286,645,671

Net Assets
Beginning of period	1,508,573,482	1,221,927,811

End of period	$1,624,958,676	$1,508,573,482

Undistributed net investment income included in net assets	$5,164,924	$6,464,047

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	7

SSGA S&P 500 Index Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
SSGA S&P 500 Index Fund
February 28, 2015*	32.23	0.31		1.62	1.93	(0.34)	(0.38)
August 31, 2014	26.57	0.56		5.96	6.52	(0.54)	(0.32)
August 31, 2013	23.18	0.52		3.67	4.19	(0.50)	(0.30)
August 31, 2012	20.09	0.47	(b)	3.09	3.56	(0.47)	—
August 31, 2011	17.31	0.38	(b)	2.78	3.16	(0.38)	—
August 31, 2010	16.83	0.33	(b)	0.48	0.81	(0.33)	—

*	For the six months ended February 28, 2015 (unaudited)
(a)	Average daily shares outstanding were used for this calculation.
(b)	Reflects amounts waived and/or reimbursed by the investment adviser.
(c)	Periods less than one year are not annualized.
(d)	The ratios of periods of less than one year are annualized.
(e)	Expense ratios include the Fund’s share of the Master Portfolio’s allocated expenses.
(f)	Unaudited.
(g)	Less than 0.5%

See accompanying notes which are an integral part of the financial statements.

8	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)(d)(e)		% Ratio of Expenses to Average Net Assets, Gross(d)(e)	% Ratio of Net Investment Income to Average Net Assets(b)(d)		% Portfolio Turnover Rate of the Master Portfolio(c)(f)

(0.72)	33.44	6.04	1,624,959	0.16		0.16	1.93		0	(g)
(0.86)	32.23	24.98	1,508,573	0.15		0.15	1.88		2
(0.80)	26.57	18.54	1,221,928	0.17		0.17	2.08		2
(0.47)	23.18	18.00	1,131,262	0.18	(b)	0.19	2.21	(b)	19
(0.38)	20.09	18.26	1,126,485	0.18	(b)	0.19	1.82	(b)	2
(0.33)	17.31	4.77	1,246,140	0.18	(b)	0.19	1.84	(b)	13

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	9

SSGA S&P 500 Index Fund

Notes to Financial Statements — February 28, 2015 (Unaudited)

1.	Organization

The SSGA Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”).

The Trust consists of eleven (11) series and corresponding classes, each of which have the same rights and privileges, including the same voting rights. Each series is authorized to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. The financial statements herein relate to the following series (a “Fund”):

Fund	Classes	Commencement of Operations:
SSGA S&P 500 Index Fund	Class N	December 30, 1992

The other ten (10) series are included in separate Semiannual Reports.

The Fund invests all of its investable assets in interests of the State Street Equity 500 Index Portfolio (the “Portfolio”), a series of a separately registered investment company called State Street Master Funds. The investment objective and policies of the Portfolio are substantially similar to those of the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (54.26% at February 28, 2015). The performance of the Fund was directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services —Investment Companies.

2.	Significant Accounting Policies

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

The Fund records its investment in the Portfolio at value. The valuation policies of the Portfolio are discussed in Note 2 of the Portfolio Notes to Financial Statements, which are attached to this report.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. The summary of the inputs used for the Portfolio in valuing the Portfolio’s assets carried at fair value are discussed in Note 2 of the Portfolio Notes to Financial Statements, which are attached to this report.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions consist of the Fund’s pro-rata share of the Portfolio’s realized gains and losses. Realized gains and losses from investment transactions are recorded on the basis of identified cost.

Investment Income

Net investment income consists of the Fund’s pro-rata share of the net investment income of the Portfolio, less all expenses of the Fund.

10	Notes to Financial Statements

SSGA S&P 500 Index Fund

Notes to Financial Statements, continued — February 28, 2015 (Unaudited)

Federal Income Taxes

Since the Trust is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (losses) of the other Funds.

It is each Fund’s intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income and capital gains. Therefore, for the year ended August 31, 2014 the Fund paid no federal income taxes and no federal income tax provision was required for the Fund.

Each Fund files a U.S. tax return. At February 28, 2015, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. The Funds may be subject to potential examinations by certain taxing authorities for all open tax years (the current and prior years, as applicable). There are no examinations in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund may have net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. At August 31, 2014, the Fund had no tax basis capital loss carryforwards.

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Fund declares and pays dividends quarterly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes. These differences relate primarily to investments in futures, losses deferred due to wash sales and REITs. Permanent differences between book and tax accounting are reclassified to paid-in capital.

Expenses

Expenses allocated from the Portfolio are recorded and identified separately in the Statement of Operations. The Fund also pays certain other expenses which can be directly attributed to the Fund. Expenses of the Trust which cannot be directly attributed will be allocated among all funds of the Trust based principally on their relative net assets.

Contractual Obligation/Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Fund enters into contracts that contain a variety of representations and obligations including general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.	Investment Transactions

Securities

Net daily increases and decreases in the Fund’s investment in the Portfolio aggregated to the following, for the period ended February 28, 2015:

	Increases	Decreases

SSGA S&P 500 Index Fund	$79,486,996	$54,003,650

Notes to Financial Statements	11

SSGA S&P 500 Index Fund

Notes to Financial Statements, continued — February 28, 2015 (Unaudited)

4.	Related Party Transactions, Fees and Expenses

Adviser and Affiliates

The Fund is allocated a charge for a management fee from the Portfolio, calculated daily at an annual rate of 0.045% of average daily net assets. This fee relates to the advisory, custody and administration services fees provided by the Portfolio on behalf of its investors. SSGA Funds Management, Inc. (the “Adviser”) manages the Fund pursuant to an Amended and Restated Investment Advisory Agreement dated April 14, 2014, between the Trust and the Adviser. The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Adviser and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arms of State Street Corporation and its affiliated companies. The Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations.

The Adviser is contractually obligated until December 31, 2015 to waive its management fee and to reimburse the Fund for all expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 0.13% of average daily net assets on an annual basis. The total amount of the reimbursement for the period ended February 28, 2015 was $0. The Adviser does not have the ability to recover these amounts waived or reimbursed under this contractual agreement.

Boston Financial Data Services, Inc. (“BFDS”) serves as the Fund’s transfer and dividend paying agent, pursuant to an agreement dated August 1, 2006, as amended. For these services, the Fund pays annual account services fees, activity based fees and charges related to compliance and regulatory services. BFDS is a joint venture of DST Systems, Inc., and State Street Corporation.

State Street Bank and Trust Company (“State Street”) provides custody and fund accounting services to the Fund. For these services, the Fund pays State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses. State Street is a wholly-owned subsidiary of State Street Corporation.

Administrator

State Street (the “Administrator”) serves as the Trust’s Administrator, pursuant to an administration agreement dated January 1, 2013 (the “Administration Agreement”). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Trust’s operations. The Trust pays the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of the Investment Company: $0 to $10 billion — 0.0175%; next $10 billion — 0.0125%; next $10 billion — 0.0075% and 0.0050% thereafter. In addition, the Investment Company pays additional fees to the Administrator for certain services and reimburses the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

State Street Global Markets, LLC (the “Distributor” or “SSGM”) promotes and offers shares of the Trust pursuant to an Amended and Restated Distribution Agreement dated April 14, 2014. The Distributor may enter into agreements with other related and non-related parties which act as agents to offer and sell shares of the Fund. The amounts paid to the Distributor are included in the accompanying Statement of Operations. The Distributor is a wholly-owned subsidiary of State Street Corporation. The Fund has entered into a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under the Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Fund and the servicing of investor accounts.

The Trust has adopted a shareholder service agreement with State Street, and the following entities related to State Street: SSGM, Fiduciary Investors Services Division of State Street (“Fiduciary Investors Services”) and High Net Worth Services Division of State Street (“High Net Worth Services”) (collectively, the “Agents”), as well as several unaffiliated services providers. For these services, the Fund pays 0.025% to State Street, and a fee to each of the Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents subject to the maximum of 0.05%.

12	Notes to Financial Statements

SSGA S&P 500 Index Fund

Notes to Financial Statements, continued — February 28, 2015 (Unaudited)

To compensate the Distributor for the services it provides and for the expenses it bears in connection with the distribution of shares of the Fund, the Fund may make payments from the assets attributable to certain classes of its shares to the Distributor under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan is a compensation plan that provides for payments at annual rates (based on average daily net assets) described below.

The Plan will continue in effect with respect to a class of shares of a Fund only if such continuance is specifically approved at least annually by a vote of both a majority of the Board of Trustees of the Trust and a majority of the Trustees of the Trust who are not “interested persons” of the Trust (the “Independent Trustees”) and have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto (the “Qualified Distribution Plan Trustees”). The Plan may not be amended to increase materially the amount of a Fund’s permitted expenses thereunder without the approval of a majority of the outstanding shares of the affected share class and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Distribution Plan Trustees. At the time of adoption, none of the Independent Trustees of the Trust had a direct or indirect financial interest in the operation of the Plan. The Plan calls for payments at an annual rate (based on average net assets) of 0.25%.

Additionally, the Board approved an Amended and Restated Distribution Agreement which includes a limit of 0.062% on the amount of Rule 12b-1 fees the Distributor is reimbursed pursuant to the Plan.

The Plan may benefit the Fund by increasing sales of shares and reducing redemptions of shares, resulting potentially, for example, in economies of scale and more predictable flows of cash into and out of the Fund. Because Rule 12b-1 fees are paid out of a Fund’s assets, all shareholders share in that expense; however, because shareholders hold their shares through varying arrangements (for example, directly or through financial intermediaries), they may not share equally in the benefits of the Plan.

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Fund, and/or provide certain administrative and account maintenance services to mutual fund shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, and insurance companies.

In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semi-annual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

The compensation paid by the Distributor to a financial intermediary may be paid continually over time, during the period when the intermediary’s clients hold investments in the Fund. The compensation to financial intermediaries includes networking fees and account-based fees. The amount of continuing compensation paid by the Distributor to different financial intermediaries varies.

Some portion of the Distributor’s payments to financial intermediaries will be made out of amounts received by the Distributor under the Fund’s Plans. In addition, certain of the Funds may reimburse the Distributor for payments the Distributor makes to financial intermediaries that provide certain recordkeeping, administrative and account maintenance services. The amount of the reimbursement is calculated in a manner approved by the Trustees and is reviewed by the Trustees periodically.

A Fund may pay distribution fees, service fees and other amounts described above at a time when shares of the Fund are not being actively promoted to new investors generally, or when shares of that Fund are unavailable for purchase.

For the period ended February 28, 2015, the Fund paid the following shareholder servicing expenses to the Agents:

State Street

SSGA S&P 500 Index Fund	$13,581

The Fund did not make any payments to SSGM, Fiduciary Investors Services or High Net Worth Services during the period.

Notes to Financial Statements	13

SSGA S&P 500 Index Fund

Notes to Financial Statements, continued — February 28, 2015 (Unaudited)

Board of Trustees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Funds does not receive compensation from the Funds for his or her service as a Trustee.

Each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trust. The Co-Chairmen each receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. As of the date of this Shareholder Report, the Trustees were not paid pension or retirement benefits as part of SSGA Funds’ expenses. However, the SSGA Funds have, pursuant to an exemptive order from the SEC, implemented an optional deferred compensation plan by which the Independent Trustees may defer receipt of compensation and receive a return on the deferred amount determined with reference to the performance of shares of specified SSGA Funds. As of the fiscal year ended August 31, 2014, none of the Independent Trustees participated in the optional deferred compensation program. The SSGA Funds’ officers are compensated by the Adviser and its affiliates.

Independent Trustees’ fees are allocated among the Trust, State Street Master Fund and State Street Institutional Investment Trust and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

Accrued fees payable to affiliates and trustees as of February 28, 2015 were as follows:

SSGA S&P 500 Index Fund

Administration fees	$83,761
Custodian fees	8,198
Distribution fees	66,030
Shareholder servicing fees	12,361
Transfer agent fees	37,519
Trustees’ fees	963

$208,832

5.	Fund Share Transactions

	Period Ended February 28, 2015		Year Ended August 31, 2014
	Shares	Dollars	Shares	Dollars

SSGA S&P 500 Index Fund
Proceeds from shares sold	6,162,526	$198,896,455	10,723,266	$318,481,325
Proceeds from reinvestment of distributions	986,322	32,188,907	1,300,945	37,393,975
Payments for shares redeemed	(5,360,114)	(173,561,794)	(11,214,408)	(331,702,329)

Net increase (decrease)	1,788,734	$57,523,568	809,803	$24,172,971

6.	Interfund Lending Program

The Fund participates in a joint lending and borrowing facility (the “Interfund Lending Program”). Portfolios of the Fund may borrow money from the SSGA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund’s fundamental investment limitations. The SSGA Money Market Fund will lend through the Interfund Lending Program only when the returns are higher than those available from an investment in repurchase agreements or shortterm reserves. The Fund will borrow through the Interfund Lending Program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of

14	Notes to Financial Statements

SSGA S&P 500 Index Fund

Notes to Financial Statements, continued — February 28, 2015 (Unaudited)

seven days. Loans may be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSGA Money Market Fund could result in additional borrowing costs. For the period ended February 28, 2015, the Fund did not utilize the Interfund Lending Program.

7.	Market, Credit and Counterparty Risk

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities.

Notes to Financial Statements	15

SSGA S&P 500 Index Fund

Shareholder Requests for Additional Information — February 28, 2015 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.SSGAfunds.com, (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.SSGAfunds.com, (iii) on the U.S Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room.

16	Shareholder Requests for Additional Information

State Street Equity 500 Index Portfolio

Portfolio of Investments — February 28, 2015 (Unaudited)

	Shares	Market Value

Common Stocks - 96.9%
Consumer Discretionary - 12.1%
Amazon.com, Inc. (a)	58,902	$22,392,184
AutoNation, Inc. (a)	12,469	766,844
AutoZone, Inc. (a)	4,988	3,205,688
Bed Bath & Beyond, Inc. (a)	31,630	2,361,496
Best Buy Co., Inc.	44,213	1,684,515
BorgWarner, Inc.	36,423	2,238,558
Cablevision Systems Corp., Class A	30,812	578,649
CarMax, Inc. (a)	32,197	2,160,741
Carnival Corp.	69,149	3,041,865
CBS Corp. Class B	72,993	4,313,886
Chipotle Mexican Grill, Inc. (a)	5,014	3,334,160
Coach, Inc.	45,800	1,994,590
Comcast Corp. Class A	401,965	23,868,682
D.R. Horton, Inc.	50,179	1,370,388
Darden Restaurants, Inc.	20,917	1,338,688
Delphi Automotive PLC	47,381	3,735,518
DIRECTV (a)	79,675	7,059,205
Discovery Communications, Inc. Class A (a)	21,597	697,583
Discovery Communications, Inc. Class C (a)	39,797	1,214,206
Dollar General Corp. (a)	48,287	3,506,602
Dollar Tree, Inc. (a)	33,793	2,692,626
Expedia, Inc.	15,023	1,378,360
Family Dollar Stores, Inc.	13,465	1,060,234
Ford Motor Co.	606,560	9,911,190
Fossil Group, Inc. (a)	7,617	655,138
GameStop Corp. Class A	16,878	623,980
Gannett Co., Inc.	34,252	1,212,521
Gap, Inc.	44,764	1,862,182
Garmin Ltd.	19,560	970,763
General Motors Co.	206,677	7,711,119
Genuine Parts Co.	24,420	2,346,274
Goodyear Tire & Rubber Co.	40,813	1,090,931
H&R Block, Inc.	45,551	1,555,567
Harley-Davidson, Inc.	33,585	2,134,998
Harman International Industries, Inc.	10,405	1,435,786
Hasbro, Inc.	19,928	1,241,813
Home Depot, Inc.	204,310	23,444,572
Interpublic Group of Cos., Inc.	62,228	1,387,684
Johnson Controls, Inc.	102,206	5,193,087
Kohl’s Corp.	29,888	2,205,734
L Brands, Inc.	39,546	3,632,696
Leggett & Platt, Inc.	20,944	943,527
Lennar Corp. Class A	26,425	1,326,799
Lowe’s Cos., Inc.	150,012	11,114,389
Macy’s, Inc.	53,161	3,387,419
Marriott International, Inc. Class A	33,797	2,808,531
Mattel, Inc.	56,543	1,488,212
McDonald’s Corp.	150,515	14,885,934

	Shares	Market Value

Michael Kors Holdings, Ltd. (a)	33,686	$2,270,773
Mohawk Industries, Inc. (a)	9,669	1,782,480
Netflix, Inc. (a)	9,628	4,572,433
Newell Rubbermaid, Inc.	41,451	1,628,610
News Corp. Class A (a)	86,114	1,487,619
NIKE, Inc. Class B	107,951	10,484,201
Nordstrom, Inc.	20,456	1,645,276
O’Reilly Automotive, Inc. (a)	15,320	3,188,552
Omnicom Group, Inc.	38,550	3,066,267
PetSmart, Inc.	14,973	1,241,411
Priceline Group, Inc. (a)	8,108	10,033,488
PulteGroup, Inc.	47,343	1,068,058
PVH Corp.	12,451	1,326,405
Ralph Lauren Corp.	9,236	1,269,119
Ross Stores, Inc.	33,772	3,573,415
Royal Caribbean Cruises, Ltd.	25,100	1,918,142
Scripps Networks Interactive, Inc. Class A	15,263	1,103,515
Staples, Inc.	95,234	1,596,598
Starbucks Corp.	117,546	10,988,788
Starwood Hotels & Resorts Worldwide, Inc.	29,944	2,405,402
Target Corp.	99,044	7,609,551
Tiffany & Co.	18,581	1,639,216
Time Warner Cable, Inc.	44,474	6,851,220
Time Warner, Inc.	130,780	10,705,651
TJX Cos., Inc.	109,375	7,507,500
Tractor Supply Co.	22,674	1,998,033
TripAdvisor, Inc. (a)	19,015	1,697,089
Twenty-First Century Fox, Inc., Class A	285,609	9,996,315
Under Armour, Inc. Class A (a)	25,076	1,931,103
Urban Outfitters, Inc. (a)	15,839	617,087
V.F. Corp.	53,528	4,103,456
Viacom, Inc. Class B	57,541	4,024,418
Walt Disney Co.	242,693	25,259,487
Whirlpool Corp.	12,459	2,640,685
Wyndham Worldwide Corp.	19,646	1,797,216
Wynn Resorts, Ltd.	11,859	1,689,908
Yum! Brands, Inc.	67,990	5,514,669

		362,799,270

Consumer Staples - 9.5%
Altria Group, Inc.	309,070	17,397,550
Archer-Daniels-Midland Co.	102,992	4,931,257
Avon Products, Inc.	58,558	498,329
Brown-Forman Corp. Class B	24,161	2,215,322
Campbell Soup Co.	30,583	1,424,862
Clorox Co.	19,379	2,105,335
Coca-Cola Co.	614,722	26,617,463
Coca-Cola Enterprises, Inc.	35,313	1,631,461
Colgate-Palmolive Co.	134,579	9,530,885
ConAgra Foods, Inc.	66,051	2,310,464
Constellation Brands, Inc. Class A (a)	27,076	3,106,159

State Street Equity 500 Index Portfolio	17

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — February 28, 2015 (Unaudited)

	Shares	Market Value

Costco Wholesale Corp.	68,834	$10,115,845
CVS Health Corp.	179,927	18,689,017
Dr. Pepper Snapple Group, Inc.	31,703	2,497,879
Estee Lauder Cos., Inc. Class A	36,263	2,997,862
General Mills, Inc.	94,522	5,084,338
Hershey Co.	23,615	2,450,765
Hormel Foods Corp.	23,349	1,366,150
J.M. Smucker Co.	14,855	1,713,524
Kellogg Co.	40,207	2,592,547
Keurig Green Mountain, Inc.	18,089	2,307,795
Kimberly-Clark Corp.	57,473	6,302,489
Kraft Foods Group, Inc.	90,751	5,813,509
Kroger Co.	76,955	5,475,348
Lorillard, Inc.	57,328	3,922,382
McCormick & Co., Inc.	20,261	1,527,274
Mead Johnson Nutrition Co.	30,568	3,202,304
Molson Coors Brewing Co. Class B	23,509	1,784,098
Mondelez International, Inc. Class A	263,594	9,735,844
Monster Beverage Corp. (a)	21,547	3,040,713
PepsiCo, Inc.	232,838	23,046,305
Philip Morris International, Inc.	240,887	19,983,985
Procter & Gamble Co.	419,461	35,708,715
Reynolds American, Inc.	49,170	3,718,235
Sysco Corp.	93,735	3,654,728
Tyson Foods, Inc. Class A	44,691	1,846,185
Wal-Mart Stores, Inc.	244,799	20,545,980
Walgreens Boots Alliance, Inc.	137,213	11,399,656
Whole Foods Market, Inc.	55,587	3,140,110

		285,432,669

Energy - 7.9%
Anadarko Petroleum Corp.	77,544	6,531,531
Apache Corp.	60,570	3,987,929
Baker Hughes, Inc.	69,094	4,319,066
Cabot Oil & Gas Corp.	65,622	1,903,038
Cameron International Corp. (a)	30,467	1,434,386
Chesapeake Energy Corp.	78,594	1,310,948
Chevron Corp. (b)	294,834	31,452,891
Cimarex Energy Co.	13,242	1,452,383
ConocoPhillips	191,303	12,472,956
CONSOL Energy, Inc.	32,173	1,035,971
Denbury Resources, Inc.	53,229	447,124
Devon Energy Corp.	59,550	3,667,684
Diamond Offshore Drilling, Inc.	9,954	302,900
Ensco PLC Class A	32,889	804,794
EOG Resources, Inc.	86,263	7,739,516
EQT Corp.	22,243	1,775,214
ExxonMobil Corp. (b)	660,972	58,522,461
FMC Technologies, Inc. (a)	39,709	1,585,580
Halliburton Co.	130,167	5,589,371
Helmerich & Payne, Inc.	18,874	1,265,690
Hess Corp.	38,344	2,878,868
Kinder Morgan, Inc.	264,476	10,846,161

	Shares	Market Value

Marathon Oil Corp.	109,289	$3,044,792
Marathon Petroleum Corp.	43,801	4,599,105
Murphy Oil Corp.	24,962	1,270,316
Nabors Industries, Ltd.	41,720	534,433
National Oilwell Varco, Inc.	66,641	3,621,938
Newfield Exploration Co. (a)	20,685	683,226
Noble Corp. PLC	37,996	632,253
Noble Energy, Inc.	54,795	2,587,968
Occidental Petroleum Corp.	121,135	9,433,994
ONEOK, Inc.	31,504	1,394,367
Phillips 66	85,692	6,723,394
Pioneer Natural Resources Co.	23,524	3,587,880
QEP Resources, Inc.	27,323	586,898
Range Resources Corp.	24,841	1,230,623
Schlumberger, Ltd.	202,072	17,006,380
Southwestern Energy Co. (a)	63,944	1,603,716
Spectra Energy Corp.	104,141	3,695,964
Tesoro Corp.	20,049	1,841,300
Transocean, Ltd.	47,690	769,240
Valero Energy Corp.	83,386	5,144,082
Williams Cos., Inc. (The)	102,610	5,031,994

		236,350,325

Financials - 15.5%
ACE, Ltd.	52,067	5,936,159
Affiliated Managers Group, Inc. (a)	8,476	1,834,376
Aflac, Inc.	69,737	4,341,128
Allstate Corp.	63,967	4,516,070
American Express Co.	139,752	11,402,366
American International Group, Inc.	215,932	11,947,518
American Tower Corp. REIT	62,282	6,174,638
Ameriprise Financial, Inc.	27,963	3,736,696
Aon PLC	45,682	4,584,646
Apartment Investment & Management Co. Class A REIT	27,165	1,023,577
Assurant, Inc.	10,846	664,534
AvalonBay Communities, Inc. REIT	21,029	3,540,022
Bank of America Corp.	1,634,966	25,848,813
Bank of New York Mellon Corp.	172,691	6,759,126
BB&T Corp.	109,439	4,164,154
Berkshire Hathaway, Inc. Class B (a)	284,919	41,999,910
BlackRock, Inc.	20,118	7,472,228
Boston Properties, Inc. REIT	24,821	3,410,654
Capital One Financial Corp.	85,268	6,711,444
CBRE Group, Inc. (a)	42,908	1,470,028
Charles Schwab Corp.	181,489	5,324,887
Chubb Corp.	35,896	3,605,753
Cincinnati Financial Corp.	23,305	1,229,572
Citigroup, Inc.	474,493	24,872,923

18	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — February 28, 2015 (Unaudited)

	Shares	Market Value

CME Group, Inc.	49,092	$4,709,396
Comerica, Inc.	25,917	1,186,480
Crown Castle International Corp. REIT	51,842	4,474,483
Discover Financial Services	72,977	4,450,137
E*TRADE Financial Corp. (a)	43,889	1,142,650
Equity Residential REIT	56,238	4,332,013
Essex Property Trust, Inc. REIT	9,555	2,125,319
Fifth Third Bancorp	122,654	2,374,581
Franklin Resources, Inc.	62,651	3,372,503
General Growth Properties, Inc. REIT	100,542	2,916,723
Genworth Financial, Inc. Class A (a)	71,189	551,715
Goldman Sachs Group, Inc.	63,688	12,087,346
Hartford Financial Services Group, Inc.	70,630	2,893,005
HCP, Inc. REIT	69,777	2,955,754
Health Care REIT, Inc.	55,581	4,285,851
Host Hotels & Resorts, Inc. REIT	113,659	2,386,839
Hudson City Bancorp, Inc.	66,376	647,830
Huntington Bancshares, Inc.	122,865	1,344,143
Intercontinental Exchange, Inc.	17,525	4,124,684
Invesco Ltd.	65,489	2,637,242
Iron Mountain, Inc. REIT	33,274	1,222,820
J.P. Morgan Chase & Co.	581,972	35,663,244
KeyCorp	128,679	1,792,499
Kimco Realty Corp. REIT	64,016	1,682,341
Legg Mason, Inc.	15,615	894,271
Leucadia National Corp.	47,809	1,134,508
Lincoln National Corp.	40,310	2,323,468
Loews Corp.	48,012	1,968,972
M&T Bank Corp.	21,534	2,605,614
Marsh & McLennan Cos., Inc.	82,934	4,718,115
McGraw Hill Financial, Inc.	43,298	4,464,024
MetLife, Inc.	175,626	8,927,070
Moody’s Corp.	29,934	2,901,802
Morgan Stanley	239,155	8,559,357
NASDAQ OMX Group, Inc.	15,925	798,798
Navient Corp.	59,941	1,282,737
Northern Trust Corp.	35,310	2,465,697
People’s United Financial, Inc.	49,334	746,423
Plum Creek Timber Co., Inc. REIT	27,186	1,180,960
PNC Financial Services Group, Inc.	82,842	7,618,150
Principal Financial Group, Inc.	40,326	2,063,481
Progressive Corp.	85,852	2,287,956
ProLogis, Inc. REIT	80,147	3,423,078
Prudential Financial, Inc.	70,037	5,662,491
Public Storage, Inc. REIT	22,852	4,506,871
Regions Financial Corp.	213,143	2,048,304
Simon Property Group, Inc. REIT	48,935	9,315,267

	Shares	Market Value

State Street Corp. (c)	66,647	$4,961,869
SunTrust Banks, Inc.	78,882	3,234,162
T. Rowe Price Group, Inc.	41,420	3,421,292
The Macerich Co. REIT	20,945	1,752,049
Torchmark Corp.	19,384	1,032,198
Travelers Cos., Inc.	51,098	5,489,969
U.S. Bancorp	278,230	12,411,840
Unum Group	43,424	1,457,309
Ventas, Inc. REIT	51,003	3,798,193
Vornado Realty Trust REIT	27,746	3,053,170
Wells Fargo & Co.	734,546	40,245,775
Weyerhaeuser Co. REIT	81,681	2,867,820
XL Group PLC	38,920	1,408,904
Zions Bancorporation	31,258	835,683

		465,798,467

Health Care - 14.3%
Abbott Laboratories	233,759	11,073,164
AbbVie, Inc.	249,863	15,116,711
Actavis PLC (a)	40,969	11,936,728
Aetna, Inc.	55,415	5,516,563
Agilent Technologies, Inc.	52,075	2,198,086
Alexion Pharmaceuticals, Inc. (a)	31,627	5,704,562
Allergan, Inc.	46,314	10,779,120
AmerisourceBergen Corp.	33,552	3,447,803
Amgen, Inc.	118,091	18,625,312
Anthem, Inc.	42,119	6,168,328
Baxter International, Inc.	82,545	5,707,987
Becton Dickinson and Co.	28,992	4,253,706
Biogen Idec, Inc. (a)	36,547	14,969,286
Boston Scientific Corp. (a)	208,377	3,521,571
Bristol-Myers Squibb Co.	256,412	15,620,619
C.R. Bard, Inc.	11,162	1,887,941
Cardinal Health, Inc.	52,424	4,612,788
CareFusion Corp. (a)	33,622	2,020,010
Celgene Corp. (a)	125,265	15,223,455
Cerner Corp. (a)	47,263	3,405,772
CIGNA Corp.	39,811	4,842,212
DaVita HealthCare Partners, Inc. (a)	26,572	1,982,271
DENTSPLY International, Inc.	20,166	1,069,000
Edwards Lifesciences Corp. (a)	16,445	2,187,514
Eli Lilly & Co.	152,857	10,725,976
Endo International PLC (a)	27,500	2,354,000
Express Scripts Holding Co. (a)	114,747	9,729,398
Gilead Sciences, Inc. (a)	234,646	24,292,900
HCA Holdings, Inc. (a)	46,800	3,348,072
Hospira, Inc. (a)	25,017	2,189,988
Humana, Inc.	24,717	4,062,980
Intuitive Surgical, Inc. (a)	5,452	2,726,000
Johnson & Johnson	437,341	44,831,826
Laboratory Corp. of America Holdings (a)	16,747	2,060,383
Mallinckrodt PLC (a)	17,700	2,065,944

State Street Equity 500 Index Portfolio	19

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — February 28, 2015 (Unaudited)

	Shares	Market Value

McKesson Corp.	36,031	$8,240,290
Medtronic PLC	221,604	17,194,254
Merck & Co., Inc.	445,198	26,061,891
Mylan, Inc. (a)	56,907	3,262,194
Patterson Cos., Inc.	11,159	558,787
PerkinElmer, Inc.	16,632	781,704
Perrigo Co. PLC	22,414	3,462,291
Pfizer, Inc.	978,448	33,580,335
Quest Diagnostics, Inc.	22,158	1,554,162
Regeneron Pharmaceuticals, Inc. (a)	11,458	4,741,779
St. Jude Medical, Inc.	44,053	2,937,454
Stryker Corp.	45,595	4,320,126
Tenet Healthcare Corp. (a)	13,452	622,828
Thermo Fisher Scientific, Inc.	62,512	8,126,560
UnitedHealth Group, Inc.	148,822	16,910,644
Universal Health Services, Inc.	13,300	1,507,555
Varian Medical Systems, Inc. (a)	15,631	1,453,214
Vertex Pharmaceuticals, Inc. (a)	36,648	4,376,871
Waters Corp. (a)	11,915	1,434,328
Zimmer Holdings, Inc.	25,727	3,097,274
Zoetis, Inc.	76,228	3,513,348

		427,995,865

Industrials - 10.0%
3M Co.	99,343	16,754,197
ADT Corp.	25,056	982,696
Allegion PLC	12,837	741,080
AMETEK, Inc.	37,101	1,971,547
Boeing Co.	102,924	15,526,085
C.H. Robinson Worldwide, Inc.	22,382	1,662,983
Caterpillar, Inc.	93,855	7,780,580
Cintas Corp.	15,222	1,270,733
CSX Corp.	155,859	5,347,522
Cummins, Inc.	26,444	3,761,130
Danaher Corp.	96,478	8,420,600
Deere & Co.	57,154	5,178,152
Delta Air Lines, Inc.	130,566	5,812,798
Dover Corp.	24,145	1,739,647
Dun & Bradstreet Corp.	6,145	814,090
Eaton Corp. PLC	72,099	5,119,750
Emerson Electric Co.	110,169	6,380,989
Equifax, Inc.	20,295	1,894,944
Expeditors International of Washington, Inc.	29,444	1,422,145
Fastenal Co.	44,042	1,829,945
FedEx Corp.	40,350	7,141,143
Flowserve Corp.	23,555	1,463,472
Fluor Corp.	22,556	1,308,248
General Dynamics Corp.	48,689	6,757,059
General Electric Co.	1,558,463	40,504,453

	Shares	Market Value

Honeywell International, Inc.	120,603	$12,395,576
Illinois Tool Works, Inc.	56,071	5,543,179
Ingersoll-Rand PLC	41,116	2,762,584
Jacobs Engineering Group, Inc. (a)	20,157	893,761
Joy Global, Inc.	14,887	659,792
Kansas City Southern	16,704	1,934,991
L-3 Communications Holdings, Inc.	12,465	1,613,345
Lockheed Martin Corp.	41,249	8,251,862
Masco Corp.	54,139	1,417,900
Nielsen NV	52,275	2,363,353
Norfolk Southern Corp.	47,268	5,159,775
Northrop Grumman Corp.	31,686	5,250,687
PACCAR, Inc.	54,235	3,473,752
Pall Corp.	16,107	1,623,747
Parker-Hannifin Corp.	23,914	2,934,009
Pentair PLC	28,991	1,927,032
Pitney Bowes, Inc.	30,921	716,440
Precision Castparts Corp.	21,978	4,753,841
Quanta Services, Inc. (a)	30,293	871,833
Raytheon Co.	47,736	5,192,245
Republic Services, Inc.	41,114	1,682,385
Robert Half International, Inc.	20,374	1,262,373
Rockwell Automation, Inc.	21,779	2,549,014
Rockwell Collins, Inc.	19,500	1,737,060
Roper Industries, Inc.	14,835	2,485,901
Ryder System, Inc.	9,755	916,872
Snap-on, Inc.	8,872	1,306,225
Southwest Airlines Co.	105,927	4,580,283
Stanley Black & Decker, Inc.	24,950	2,453,583
Stericycle, Inc. (a)	14,104	1,903,617
Textron, Inc.	44,906	1,989,785
Tyco International PLC	67,336	2,842,926
Union Pacific Corp.	137,438	16,528,294
United Parcel Service, Inc. Class B	109,455	11,134,857
United Rentals, Inc. (a)	15,200	1,414,512
United Technologies Corp.	132,627	16,168,558
W.W. Grainger, Inc.	9,412	2,229,797
Waste Management, Inc.	68,204	3,715,754
Xylem, Inc.	24,834	886,574

		299,114,062

Information Technology - 19.3%
Accenture PLC Class A	99,282	8,938,358
Adobe Systems, Inc. (a)	73,813	5,838,608
Akamai Technologies, Inc. (a)	27,734	1,927,790
Alliance Data Systems Corp. (a)	10,204	2,841,916
Altera Corp.	51,354	1,900,612
Amphenol Corp. Class A	49,980	2,821,871
Analog Devices, Inc.	50,818	2,974,886
Apple, Inc.	914,364	117,459,199
Applied Materials, Inc.	190,653	4,775,858

20	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — February 28, 2015 (Unaudited)

	Shares	Market Value

Autodesk, Inc. (a)	34,170	$2,195,081
Automatic Data Processing, Inc.	76,465	6,793,151
Avago Technologies, Ltd.	38,718	4,941,191
Broadcom Corp. Class A	81,235	3,674,259
CA, Inc.	54,159	1,761,251
Cisco Systems, Inc.	792,329	23,381,629
Citrix Systems, Inc. (a)	25,678	1,635,047
Cognizant Technology Solutions Corp. Class A) (a)	93,627	5,850,283
Computer Sciences Corp.	22,732	1,612,153
Corning, Inc.	203,350	4,961,740
eBay, Inc. (a)	176,658	10,230,265
Electronic Arts, Inc. (a)	50,121	2,865,919
EMC Corp.	316,474	9,158,758
F5 Networks, Inc. (a)	10,559	1,247,176
Facebook, Inc. Class A (a)	327,407	25,855,331
Fidelity National Information Services, Inc.	44,886	3,033,845
First Solar, Inc. (a)	11,749	701,944
Fiserv, Inc. (a)	36,442	2,845,027
FLIR Systems, Inc.	20,339	656,543
Google, Inc. Class A (a)	44,423	24,993,712
Google, Inc. Class C (a)	44,123	24,638,283
Harris Corp.	16,098	1,250,493
Hewlett-Packard Co.	289,363	10,081,407
Intel Corp.	755,020	25,104,415
International Business Machines Corp.	143,647	23,262,195
Intuit, Inc.	43,326	4,229,917
Juniper Networks, Inc.	58,444	1,397,396
KLA-Tencor Corp.	26,573	1,726,049
Lam Research Corp.	24,281	2,002,211
Linear Technology Corp.	35,021	1,687,487
Mastercard, Inc. Class A	151,749	13,677,137
Microchip Technology, Inc.	34,006	1,743,488
Micron Technology, Inc. (a)	163,528	5,015,404
Microsoft Corp. (b)	1,286,877	56,429,556
Motorola Solutions, Inc.	33,022	2,243,515
NetApp, Inc.	49,643	1,918,702
NVIDIA Corp.	75,012	1,654,765
Oracle Corp.	507,070	22,219,807
Paychex, Inc.	49,131	2,448,443
QUALCOMM, Inc.	258,985	18,779,002
Red Hat, Inc. (a)	28,130	1,944,346
Salesforce.com, Inc. (a)	89,305	6,195,981
SanDisk Corp.	33,206	2,654,156
Seagate Technology PLC	49,776	3,042,309
Symantec Corp.	108,203	2,722,387
TE Connectivity, Ltd.	64,849	4,677,558
Teradata Corp. (a)	21,913	975,567
Texas Instruments, Inc.	163,806	9,631,793
Total System Services, Inc.	22,999	878,562
VeriSign, Inc. (a)	19,320	1,236,866
Visa, Inc. Class A	76,110	20,649,404

	Shares	Market Value

Western Digital Corp.	33,647	$3,599,556
Western Union Co.	74,940	1,462,829
Xerox Corp.	161,592	2,205,731
Xilinx, Inc.	39,642	1,679,632
Yahoo!, Inc. (a)	137,637	6,094,566

		579,034,318

Materials - 3.2%
Air Products & Chemicals, Inc.	29,807	4,654,065
Airgas, Inc.	10,040	1,176,889
Alcoa, Inc.	183,889	2,719,718
Allegheny Technologies, Inc.	14,911	501,904
Avery Dennison Corp.	13,318	713,179
Ball Corp.	21,658	1,553,095
C.F. Industries Holdings, Inc.	8,006	2,451,677
Dow Chemical Co.	173,790	8,557,420
E.I. du Pont de Nemours & Co.	142,594	11,100,943
Eastman Chemical Co.	21,472	1,598,805
Ecolab, Inc.	41,565	4,802,420
FMC Corp.	22,922	1,453,484
Freeport-McMoRan, Inc.	157,964	3,416,761
International Flavors & Fragrances, Inc.	13,780	1,680,195
International Paper Co.	66,808	3,768,639
LyondellBasell Industries NV Class A	66,052	5,674,527
Martin Marietta Materials, Inc.	10,555	1,502,293
MeadWestvaco Corp.	24,943	1,323,476
Monsanto Co.	75,094	9,043,571
Mosaic Co.	47,516	2,530,702
Newmont Mining Corp.	73,573	1,937,177
Nucor Corp.	47,306	2,224,801
Owens-Illinois, Inc. (a)	22,763	595,480
PPG Industries, Inc.	21,444	5,047,489
Praxair, Inc.	45,000	5,755,500
Sealed Air Corp.	32,469	1,530,264
Sherwin-Williams Co.	12,287	3,504,253
Sigma-Aldrich Corp.	17,761	2,452,084
Vulcan Materials Co.	22,290	1,850,070

		95,120,881

Telecommunication Services - 2.2%
AT&T, Inc.	808,373	27,937,371
CenturyLink, Inc.	86,173	3,262,510
Frontier Communications Corp.	143,538	1,145,433
Level 3 Communications, Inc. (a)	41,500	2,235,190
Verizon Communications, Inc.	646,351	31,962,057
Windstream Holdings, Inc.	85,867	677,490

		67,220,051

Utilities - 2.9%
AES Corp.	98,059	1,271,825
AGL Resources, Inc.	18,002	884,078
Ameren Corp.	36,056	1,529,135

State Street Equity 500 Index Portfolio	21

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — February 28, 2015 (Unaudited)

	Shares	Market Value

American Electric Power Co., Inc.	75,043	$4,320,976
CenterPoint Energy, Inc.	65,335	1,358,315
CMS Energy Corp.	42,001	1,475,495
Consolidated Edison, Inc.	47,100	2,973,894
Dominion Resources, Inc.	91,268	6,579,510
DTE Energy Co.	26,039	2,135,979
Duke Energy Corp.	110,491	8,679,068
Edison International	49,505	3,180,696
Entergy Corp.	27,000	2,146,770
Eversource Energy	51,243	2,651,825
Exelon Corp.	131,659	4,465,873
FirstEnergy Corp.	68,129	2,383,153
Integrys Energy Group, Inc.	11,180	835,481
NextEra Energy, Inc.	69,057	7,144,637
NiSource, Inc.	47,478	2,037,281
NRG Energy, Inc.	51,498	1,234,922
Pepco Holdings, Inc.	35,659	967,785
PG&E Corp.	72,012	3,869,205
Pinnacle West Capital Corp.	18,956	1,214,701
PPL Corp.	105,756	3,606,280
Public Service Enterprise Group, Inc.	76,936	3,235,928
SCANA Corp.	23,801	1,355,467
Sempra Energy	35,624	3,854,517
Southern Co.	139,484	6,386,972
TECO Energy, Inc.	42,650	837,220
Wisconsin Energy Corp.	32,976	1,681,117
Xcel Energy, Inc.	80,800	2,850,624

		87,148,729

Total Common Stocks (cost $1,355,183,671)		2,906,014,637

	Par Amount

U.S. Government Securities - 0.2%
U.S. Treasury Bill 0.00% due 03/12/2015 (b)(d)(e)	$400,000	400,000
U.S. Treasury Bill 0.05% due 04/09/2015 (b)(d)(e)	2,000,000	1,999,968
U.S. Treasury Bill 0.05% due 04/16/2015 (b)(d)(e)	3,760,000	3,759,988

Total U.S. Government Securities (cost $6,159,955)		6,159,956

	Shares	Market Value

Money Market Fund - 2.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.08% (c)(f)	86,313,647	$86,313,647

Total Money Market Fund (cost $86,313,647)		86,313,647

Total Investments (g)† - 100.0% (cost $1,447,657,273) (h)		2,998,488,240

Other Assets in Excess of Liabilities - 0.0% (i)		802,617

Net Assets - 100.0%		$2,999,290,857

(a)	Non-income producing security
(b)	All or part of this security has been designated as collateral for futures contracts
(c)	Affiliated issuer. See table that follows for more information.
(d)	Rate represents annualized yield at date of purchase
(e)	Securities are valued in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs.
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures.
(h)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2015 was $1,565,684,246 and $14,853,280, respectively, resulting in net unrealized appreciation of investments of $1,550,830,966.
(i)	Amount represents less than 0.05% of net assets
†	Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued at the quoted daily settlement price at the end of each day on the exchange upon which they are traded. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. Investments in other mutual fund are valued at the net asset value per share. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying notes which are an integral part of the financial statements.

22	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — February 28, 2015 (Unaudited)

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. These provisions apply to fair value measurements that are already required or permitted by other accounting standards and are intended to increase the consistency of those measurements and apply broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2015, in valuing the Portfolio’s assets carried at fair value:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:

Investments:
Common Stocks	$2,906,014,637	$—	$—	$2,906,014,637
U.S. Government Securities	—	6,159,956	—	6,159,956
Money Market Fund	86,313,647	—	—	86,313,647

Total Investments	2,992,328,284	6,159,956	—	2,998,488,240

Other Assets:
Futures contracts	4,587,058	—	—	4,587,058

Total	$2,996,915,342	$6,159,956	$—	$3,003,075,298

The type of inputs used to value each security under the provisions surrounding fair value measurements and disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

For the two months ended February 28, 2015, there were no transfers between levels.

Derivatives

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Asset and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with the U.S. Securities and Exchange Commission requirements.

Schedule of Futures Contracts	Number of Contracts	Notional Value	Unrealized Appreciation

S&P 500 Financial Futures Contracts (long) Expiration Date 03/2015	875	$91,997,500	$4,587,058

Total Unrealized Appreciation on Open Futures Contracts Purchased			$4,587,058

See accompanying notes which are an integral part of the financial statements.

State Street Equity 500 Index Portfolio	23

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — February 28, 2015 (Unaudited)

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at February 28, 2015:

Asset Derivatives (1)

	Equity Contracts Risk	Total

Futures Contracts	$4,587,058	$4,587,058

(1)	Portfolio of Investments: Unrealized appreciation of futures contracts. Only unsettled receivable/payable for variation margin is reported with the Statement of Assets and Liabilities.

The average notional value of futures outstanding during the period ended February 28, 2015 was $89,594,167.

Affiliates Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSGA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The Portfolio also invested in the State Street Institutional Liquid Reserves Fund. Transactions in all affiliates for the period ending February 28, 2015 were as follows:

Security Description	Number of Shares Held at 12/31/14	Shares Purchased for the Two Months Ended 2/28/15	Shares Sold for the Two Months Ended 2/28/15	Number of Shares Held at 2/28/15	Value at 2/28/15	Income Earned for the Two Months Ended 2/28/15	Realized Gain/Loss on Shares Sold

State Street Corp.	62,947	3,700	—	66,647	$4,961,869	$18,884	$—
State Street Institutional Liquid Reserves Fund, Premier Class	91,116,189	60,886,984	65,689,526	86,313,647	86,313,647	12,497	—

See accompanying notes which are an integral part of the financial statements.

24	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities — February 28, 2015 (unaudited)

Assets
Investments in unaffiliated issuers at market value (identified cost $1,358,992,425)	$2,907,212,724
Investments in non-controlled affiliates at market value (identified cost $88,664,848)	91,275,516

Total investments at market value (identified cost $1,447,657,273)	2,998,488,240
Cash	346,502
Dividends and interest receivable	6,221,094

Total assets	3,005,055,836

Liabilities
Investment securities purchased	5,085,556
Daily variation margin on futures contracts	310,625
Management fees payable	368,798

Total liabilities	5,764,979

Net Assets	$2,999,290,857

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities	25

SSGA S&P 500 Index Fund

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

(800) 647-7327

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Scott F. Powers

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Officers

Ellen M. Needham, President and Principal Executive Officer

Chad C. Hallett, Treasurer and Principal Accounting Officer

Ann M. Carpenter, Vice President and Assistant Treasurer

Brian Harris, Chief Compliance Officer

David James, Secretary

Joshua A. Weinberg, Chief Legal Officer

Kristin M. Schantz, Assistant Secretary

Investment Adviser

SSGA Funds Management, Inc.

State Street Financial Center,

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Distributor:    State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation.

References to State Street may include State Street Corporation and its affiliates. The SSgA Funds pay State Street Bank and Trust Company for its services as administrator, custodian, transfer agent and shareholder servicing agent and pays SSgA Funds Management, Inc. for investment advisory services.

This information must be preceded or accompanied by a current prospectus or summary prospectus. Read the prospectus carefully before you invest or send money.

26	Fund Management and Service Providers

State Street Equity 500 Index Portfolio

Portfolio of Investments — December 31, 2014

	Shares	Market Value

Common Stocks - 96.9%
Consumer Discretionary - 11.7%
Amazon.com, Inc. (a)	58,102	$18,031,956
AutoNation, Inc. (a)	12,469	753,252
AutoZone, Inc. (a)	4,988	3,088,121
Bed Bath & Beyond, Inc. (a)	31,630	2,409,257
Best Buy Co., Inc.	44,213	1,723,423
BorgWarner, Inc.	36,423	2,001,444
Cablevision Systems Corp. Class A	30,812	635,960
CarMax, Inc. (a)	32,197	2,143,676
Carnival Corp.	69,149	3,134,524
CBS Corp. Class B	72,993	4,039,433
Chipotle Mexican Grill, Inc. (a)	4,614	3,158,329
Coach, Inc.	38,800	1,457,328
Comcast Corp. Class A	391,565	22,714,686
D.R. Horton, Inc.	50,179	1,269,027
Darden Restaurants, Inc.	20,917	1,226,364
Delphi Automotive PLC	43,681	3,176,482
DIRECTV (a)	76,375	6,621,712
Discovery Communications, Inc. Class A (a)	21,597	744,017
Discovery Communications, Inc. Class C (a)	39,797	1,341,955
Dollar General Corp. (a)	44,487	3,145,231
Dollar Tree, Inc. (a)	30,293	2,132,021
Expedia, Inc.	15,023	1,282,363
Family Dollar Stores, Inc.	13,465	1,066,563
Ford Motor Co.	589,560	9,138,180
Fossil Group, Inc. (a)	7,617	843,506
GameStop Corp. Class A	16,878	570,476
Gannett Co., Inc.	34,252	1,093,666
Gap, Inc.	44,764	1,885,012
Garmin Ltd.	19,560	1,033,355
General Motors Co.	206,677	7,215,094
Genuine Parts Co.	24,420	2,602,439
Goodyear Tire & Rubber Co.	40,813	1,166,027
H&R Block, Inc.	45,551	1,534,158
Harley-Davidson, Inc.	33,585	2,213,587
Harman International Industries, Inc.	10,405	1,110,317
Hasbro, Inc.	15,428	848,386
Home Depot, Inc.	201,910	21,194,493
Interpublic Group of Cos., Inc.	62,228	1,292,475
Johnson Controls, Inc.	102,206	4,940,638
Kohl’s Corp.	29,888	1,824,363
L Brands, Inc.	36,546	3,163,056
Leggett & Platt, Inc.	20,944	892,424
Lennar Corp. Class A	26,425	1,184,104
Lowe’s Cos., Inc.	150,012	10,320,826
Macy’s, Inc.	53,161	3,495,336
Marriott International, Inc. Class A	33,797	2,637,180
Mattel, Inc.	47,843	1,480,502
McDonald’s Corp.	147,715	13,840,895

	Shares	Market Value
Michael Kors Holdings, Ltd. (a)	29,886	$2,244,439
Mohawk Industries, Inc. (a)	9,669	1,502,176
Netflix, Inc. (a)	8,828	3,015,733
Newell Rubbermaid, Inc.	41,451	1,578,869
News Corp. Class A (a)	69,414	1,089,106
NIKE, Inc. Class B	105,051	10,100,654
Nordstrom, Inc.	20,456	1,624,002
O’Reilly Automotive, Inc. (a)	15,320	2,950,938
Omnicom Group, Inc.	38,550	2,986,468
PetSmart, Inc.	14,973	1,217,230
Priceline Group, Inc. (a)	7,908	9,016,781
PulteGroup, Inc.	47,343	1,015,981
PVH Corp.	12,451	1,595,845
Ralph Lauren Corp.	9,236	1,710,138
Ross Stores, Inc.	31,072	2,928,847
Royal Caribbean Cruises, Ltd.	25,100	2,068,993
Scripps Networks Interactive, Inc. Class A	15,263	1,148,846
Staples, Inc.	95,234	1,725,640
Starbucks Corp.	114,546	9,398,499
Starwood Hotels & Resorts Worldwide, Inc.	29,944	2,427,560
Target Corp.	95,444	7,245,154
Tiffany & Co.	16,081	1,718,416
Time Warner Cable, Inc.	42,574	6,473,802
Time Warner, Inc.	127,580	10,897,884
TJX Cos., Inc.	105,275	7,219,759
Tractor Supply Co.	19,474	1,534,941
TripAdvisor, Inc. (a)	15,715	1,173,282
Twenty-First Century Fox, Inc. Class A	285,609	10,968,814
Under Armour, Inc. Class A (a)	25,076	1,702,660
Urban Outfitters, Inc. (a)	15,839	556,424
V.F. Corp.	53,528	4,009,247
Viacom, Inc. Class B	57,541	4,329,960
Walt Disney Co.	236,793	22,303,533
Whirlpool Corp.	12,459	2,413,807
Wyndham Worldwide Corp.	19,646	1,684,841
Wynn Resorts, Ltd.	11,859	1,764,145
Yum! Brands, Inc.	67,990	4,953,071

		337,114,104

Consumer Staples - 9.5%
Altria Group, Inc.	303,870	14,971,675
Archer-Daniels-Midland Co.	97,392	5,064,384
Avon Products, Inc.	58,558	549,860
Brown-Forman Corp. Class B	24,161	2,122,302
Campbell Soup Co.	24,983	1,099,252
Clorox Co.	19,379	2,019,486
Coca-Cola Co.	599,122	25,294,931
Coca-Cola Enterprises, Inc.	35,313	1,561,541
Colgate-Palmolive Co.	130,379	9,020,923
ConAgra Foods, Inc.	66,051	2,396,330
Constellation Brands, Inc. Class A (a)	24,776	2,432,260

State Street Equity 500 Index Portfolio	27

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — December 31, 2014

	Shares	Market Value

Costco Wholesale Corp.	66,834	$9,473,719
CVS Health Corp.	174,027	16,760,540
Dr. Pepper Snapple Group, Inc.	28,303	2,028,759
Estee Lauder Cos., Inc. Class A	32,763	2,496,541
General Mills, Inc.	94,522	5,040,858
Hershey Co.	23,615	2,454,307
Hormel Foods Corp.	18,349	955,983
J.M. Smucker Co.	14,855	1,500,058
Kellogg Co.	40,207	2,631,146
Keurig Green Mountain, Inc.	18,089	2,394,893
Kimberly-Clark Corp.	57,473	6,640,430
Kraft Foods Group, Inc.	90,751	5,686,458
Kroger Co.	76,955	4,941,281
Lorillard, Inc.	53,128	3,343,876
McCormick & Co., Inc.	20,261	1,505,392
Mead Johnson Nutrition Co.	30,568	3,073,307
Molson Coors Brewing Co. Class B	23,509	1,751,891
Mondelez International, Inc. Class A	255,894	9,295,350
Monster Beverage Corp. (a)	21,547	2,334,617
PepsiCo, Inc.	226,738	21,440,345
Philip Morris International, Inc.	237,687	19,359,606
Procter & Gamble Co.	411,961	37,525,527
Reynolds American, Inc.	45,070	2,896,649
Safeway, Inc.	32,165	1,129,635
Sysco Corp.	87,335	3,466,326
Tyson Foods, Inc. Class A	44,691	1,791,662
Wal-Mart Stores, Inc.	241,499	20,739,934
Walgreens Boots Alliance, Inc.	133,713	10,188,931
Whole Foods Market, Inc.	55,587	2,802,697

		272,183,662

Energy - 8.2%
Anadarko Petroleum Corp.	77,544	6,397,380
Apache Corp.	56,370	3,532,708
Baker Hughes, Inc.	64,694	3,627,393
Cabot Oil & Gas Corp.	65,622	1,943,067
Cameron International Corp. (a)	30,467	1,521,827
Chesapeake Energy Corp.	78,594	1,538,085
Chevron Corp. (b)	287,334	32,233,128
Cimarex Energy Co.	13,242	1,403,652
ConocoPhillips	187,103	12,921,333
CONSOL Energy, Inc.	32,173	1,087,769
Denbury Resources, Inc.	53,229	432,752
Devon Energy Corp.	59,550	3,645,056
Diamond Offshore Drilling, Inc.	9,954	365,411
Ensco PLC Class A	32,889	985,026
EOG Resources, Inc.	83,263	7,666,024
EQT Corp.	22,243	1,683,795
ExxonMobil Corp. (b)	644,672	59,599,926
FMC Technologies, Inc. (a)	33,409	1,564,878
Halliburton Co.	130,167	5,119,468
Helmerich & Payne, Inc.	14,974	1,009,547
Hess Corp.	38,344	2,830,554

	Shares	Market Value
Kinder Morgan, Inc.	258,176	$10,923,427
Marathon Oil Corp.	99,689	2,820,202
Marathon Petroleum Corp.	43,801	3,953,478
Murphy Oil Corp.	24,962	1,261,080
Nabors Industries, Ltd.	41,720	541,526
National Oilwell Varco, Inc.	66,641	4,366,985
Newfield Exploration Co. (a)	20,685	560,977
Noble Corp. PLC	37,996	629,594
Noble Energy, Inc.	54,795	2,598,927
Occidental Petroleum Corp.	117,635	9,482,557
ONEOK, Inc.	31,504	1,568,584
Phillips 66	85,692	6,144,116
Pioneer Natural Resources Co.	23,524	3,501,547
QEP Resources, Inc.	27,323	552,471
Range Resources Corp.	24,841	1,327,751
Schlumberger, Ltd.	195,272	16,678,182
Southwestern Energy Co. (a)	51,844	1,414,823
Spectra Energy Corp.	104,141	3,780,318
Tesoro Corp.	20,049	1,490,643
Transocean, Ltd.	47,690	874,158
Valero Energy Corp.	78,586	3,890,007
Williams Cos., Inc. (The)	102,610	4,611,293

		234,081,425

Financials - 16.1%
ACE, Ltd.	49,767	5,717,233
Affiliated Managers Group, Inc. (a)	8,476	1,798,946
Aflac, Inc.	69,737	4,260,233
Allstate Corp.	63,967	4,493,682
American Express Co.	136,052	12,658,278
American International Group, Inc.	215,932	12,094,351
American Tower Corp. REIT	59,682	5,899,566
Ameriprise Financial, Inc.	27,963	3,698,107
Aon PLC	42,882	4,066,500
Apartment Investment & Management Co. Class A REIT	19,865	737,985
Assurant, Inc.	10,846	742,192
AvalonBay Communities, Inc. REIT	19,529	3,190,843
Bank of America Corp.	1,598,166	28,591,190
Bank of New York Mellon Corp.	172,691	7,006,074
BB&T Corp.	109,439	4,256,083
Berkshire Hathaway, Inc. Class B (a)	277,919	41,729,538
BlackRock, Inc.	19,418	6,943,100
Boston Properties, Inc. REIT	22,821	2,936,835
Capital One Financial Corp.	85,268	7,038,873
CBRE Group, Inc. (a)	42,908	1,469,599
Charles Schwab Corp.	172,289	5,201,405
Chubb Corp.	35,896	3,714,159
Cincinnati Financial Corp.	23,305	1,207,898
Citigroup, Inc.	462,693	25,036,318

28	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — December 31, 2014

	Shares	Market Value

CME Group, Inc.	49,092	$4,352,006
Comerica, Inc.	25,917	1,213,952
Crown Castle International Corp. REIT	51,842	4,079,965
Discover Financial Services	68,377	4,478,010
E*TRADE Financial Corp. (a)	43,889	1,064,528
Equity Residential REIT	56,238	4,040,138
Essex Property Trust, Inc. REIT	9,555	1,974,063
Fifth Third Bancorp	122,654	2,499,075
Franklin Resources, Inc.	57,851	3,203,210
General Growth Properties, Inc. REIT	91,342	2,569,450
Genworth Financial, Inc. Class A (a)	71,189	605,107
Goldman Sachs Group, Inc.	62,188	12,053,900
Hartford Financial Services Group, Inc.	70,630	2,944,565
HCP, Inc. REIT	69,777	3,072,281
Health Care REIT, Inc.	49,581	3,751,794
Host Hotels & Resorts, Inc. REIT	113,659	2,701,674
Hudson City Bancorp, Inc.	66,376	671,725
Huntington Bancshares, Inc.	122,865	1,292,540
Intercontinental Exchange, Inc.	17,525	3,843,057
Invesco Ltd.	65,489	2,588,125
Iron Mountain, Inc. REIT	33,274	1,286,373
J.P. Morgan Chase & Co.	571,672	35,775,234
KeyCorp	128,679	1,788,638
Kimco Realty Corp. REIT	64,016	1,609,362
Legg Mason, Inc.	15,615	833,373
Leucadia National Corp.	47,809	1,071,878
Lincoln National Corp.	40,310	2,324,678
Loews Corp.	48,012	2,017,464
M&T Bank Corp.	19,334	2,428,737
Marsh & McLennan Cos., Inc.	82,934	4,747,142
McGraw Hill Financial, Inc.	40,298	3,585,716
MetLife, Inc.	175,626	9,499,610
Moody’s Corp.	27,234	2,609,290
Morgan Stanley	231,955	8,999,854
NASDAQ OMX Group, Inc.	15,925	763,763
Navient Corp.	59,941	1,295,325
Northern Trust Corp.	35,310	2,379,894
People’s United Financial, Inc.	49,334	748,890
Plum Creek Timber Co., Inc. REIT	27,186	1,163,289
PNC Financial Services Group, Inc.	82,842	7,557,676
Principal Financial Group, Inc.	40,326	2,094,532
Progressive Corp.	85,852	2,317,146
ProLogis, Inc. REIT	74,347	3,199,151
Prudential Financial, Inc.	70,037	6,335,547
Public Storage, Inc. REIT	21,452	3,965,402
Regions Financial Corp.	213,143	2,250,790
Simon Property Group, Inc. REIT	47,435	8,638,388

	Shares	Market Value
State Street Corp. (c)	62,947	$4,941,340
SunTrust Banks, Inc.	78,882	3,305,156
T. Rowe Price Group, Inc.	38,320	3,290,155
The Macerich Co. REIT	20,945	1,747,022
Torchmark Corp.	19,384	1,050,031
Travelers Cos., Inc.	51,098	5,408,723
U.S. Bancorp	271,630	12,209,769
Unum Group	35,424	1,235,589
Ventas, Inc. REIT	44,703	3,205,205
Vornado Realty Trust REIT	27,746	3,265,982
Wells Fargo & Co.	721,646	39,560,634
Weyerhaeuser Co. REIT	81,681	2,931,531
XL Group PLC	38,920	1,337,680
Zions Bancorporation	31,258	891,166

		463,155,278

Health Care - 13.8%
Abbott Laboratories	227,959	10,262,714
AbbVie, Inc.	241,063	15,775,163
Actavis PLC (a)	40,969	10,545,830
Aetna, Inc.	52,415	4,656,024
Agilent Technologies, Inc.	52,075	2,131,951
Alexion Pharmaceuticals, Inc. (a)	30,127	5,574,399
Allergan, Inc.	45,014	9,569,526
AmerisourceBergen Corp.	33,552	3,025,048
Amgen, Inc.	116,391	18,539,922
Anthem, Inc.	42,119	5,293,095
Baxter International, Inc.	82,545	6,049,723
Becton Dickinson and Co.	28,992	4,034,527
Biogen Idec, Inc. (a)	35,847	12,168,264
Boston Scientific Corp. (a)	208,377	2,760,995
Bristol-Myers Squibb Co.	251,212	14,829,044
C.R. Bard, Inc.	11,162	1,859,812
Cardinal Health, Inc.	52,424	4,232,190
CareFusion Corp. (a)	29,322	1,739,968
Celgene Corp. (a)	122,865	13,743,679
Cerner Corp. (a)	47,263	3,056,026
CIGNA Corp.	39,811	4,096,950
Covidien PLC	68,613	7,017,738
DaVita HealthCare Partners, Inc. (a)	26,572	2,012,563
DENTSPLY International, Inc.	20,166	1,074,243
Edwards Lifesciences Corp. (a)	16,445	2,094,764
Eli Lilly & Co.	149,057	10,283,442
Express Scripts Holding Co. (a)	111,647	9,453,152
Gilead Sciences, Inc. (a)	228,746	21,561,598
Hospira, Inc. (a)	25,017	1,532,291
Humana, Inc.	22,917	3,291,569
Intuitive Surgical, Inc. (a)	5,452	2,883,781
Johnson & Johnson	427,741	44,728,876
Laboratory Corp. of America Holdings (a)	13,347	1,440,141
Mallinckrodt PLC (a)	17,700	1,752,831
McKesson Corp.	36,031	7,479,315

State Street Equity 500 Index Portfolio	29

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — December 31, 2014

	Shares	Market Value

Medtronic, Inc.	148,410	$10,715,202
Merck & Co., Inc.	435,198	24,714,894
Mylan, Inc. (a)	56,907	3,207,848
Patterson Cos., Inc.	11,159	536,748
PerkinElmer, Inc.	16,632	727,317
Perrigo Co. PLC	20,814	3,479,268
Pfizer, Inc.	958,648	29,861,885
Quest Diagnostics, Inc.	22,158	1,485,915
Regeneron Pharmaceuticals, Inc. (a)	11,458	4,700,645
St. Jude Medical, Inc.	44,053	2,864,767
Stryker Corp.	45,595	4,300,976
Tenet Healthcare Corp. (a)	13,452	681,613
Thermo Fisher Scientific, Inc.	60,512	7,581,549
UnitedHealth Group, Inc.	146,122	14,771,473
Universal Health Services, Inc.	13,300	1,479,758
Varian Medical Systems, Inc. (a)	15,631	1,352,238
Vertex Pharmaceuticals, Inc. (a)	36,648	4,353,782
Waters Corp. (a)	11,915	1,343,059
Zimmer Holdings, Inc.	25,727	2,917,956
Zoetis, Inc.	76,228	3,280,091

		394,908,138

Industrials - 10.1%
3M Co.	97,443	16,011,834
ADT Corp.	25,056	907,779
Allegion PLC	12,837	711,940
AMETEK, Inc.	37,101	1,952,626
Boeing Co.	100,924	13,118,102
C.H. Robinson Worldwide, Inc.	22,382	1,676,188
Caterpillar, Inc.	93,855	8,590,548
Cintas Corp.	15,222	1,194,014
CSX Corp.	148,359	5,375,047
Cummins, Inc.	26,444	3,812,431
Danaher Corp.	93,178	7,986,286
Deere & Co.	53,954	4,773,310
Delta Air Lines, Inc.	125,066	6,151,997
Dover Corp.	24,145	1,731,679
Dun & Bradstreet Corp.	6,145	743,299
Eaton Corp. PLC	72,099	4,899,848
Emerson Electric Co.	105,369	6,504,428
Equifax, Inc.	17,295	1,398,647
Expeditors International of Washington, Inc.	29,444	1,313,497
Fastenal Co.	44,042	2,094,638
FedEx Corp.	40,350	7,007,181
Flowserve Corp.	18,955	1,134,078
Fluor Corp.	22,556	1,367,570
General Dynamics Corp.	48,689	6,700,580
General Electric Co.	1,530,863	38,684,908
Honeywell International, Inc.	120,603	12,050,652
Illinois Tool Works, Inc.	56,071	5,309,924
Ingersoll-Rand PLC	41,116	2,606,343

	Shares	Market Value
Jacobs Engineering Group, Inc. (a)	20,157	$900,816
Joy Global, Inc.	14,887	692,543
Kansas City Southern	16,704	2,038,389
L-3 Communications Holdings, Inc.	12,465	1,573,208
Lockheed Martin Corp.	41,249	7,943,320
Masco Corp.	54,139	1,364,303
Nielsen NV	52,275	2,338,261
Norfolk Southern Corp.	47,268	5,181,045
Northrop Grumman Corp.	31,686	4,670,200
PACCAR, Inc.	54,235	3,688,522
Pall Corp.	16,107	1,630,189
Parker-Hannifin Corp.	21,814	2,812,915
Pentair PLC	28,991	1,925,582
Pitney Bowes, Inc.	30,921	753,545
Precision Castparts Corp.	21,978	5,294,061
Quanta Services, Inc. (a)	30,293	860,018
Raytheon Co.	47,736	5,163,603
Republic Services, Inc.	41,114	1,654,839
Robert Half International, Inc.	20,374	1,189,434
Rockwell Automation, Inc.	21,779	2,421,825
Rockwell Collins, Inc.	19,500	1,647,360
Roper Industries, Inc.	14,835	2,319,452
Ryder System, Inc.	6,855	636,487
Snap-on, Inc.	8,872	1,213,157
Southwest Airlines Co.	105,927	4,482,831
Stanley Black & Decker, Inc.	24,950	2,397,196
Stericycle, Inc. (a)	12,204	1,599,700
Textron, Inc.	44,906	1,890,992
Tyco International PLC	67,336	2,953,357
Union Pacific Corp.	134,838	16,063,251
United Parcel Service, Inc. Class B	106,455	11,834,602
United Rentals, Inc. (a)	15,200	1,550,552
United Technologies Corp.	130,327	14,987,605
W.W. Grainger, Inc.	9,412	2,399,025
Waste Management, Inc.	63,304	3,248,761
Xylem, Inc.	24,834	945,430

		290,075,750

Information Technology - 19.1%
Accenture PLC Class A	96,082	8,581,083
Adobe Systems, Inc. (a)	73,813	5,366,205
Akamai Technologies, Inc. (a)	27,734	1,746,133
Alliance Data Systems Corp. (a)	10,204	2,918,854
Altera Corp.	43,754	1,616,273
Amphenol Corp. Class A	45,180	2,431,136
Analog Devices, Inc.	46,018	2,554,919
Apple, Inc.	894,664	98,753,012
Applied Materials, Inc.	190,653	4,751,073
Autodesk, Inc. (a)	34,170	2,052,250
Automatic Data Processing, Inc.	73,365	6,116,440
Avago Technologies, Ltd.	38,718	3,894,644
Broadcom Corp. Class A	81,235	3,519,913
CA, Inc.	45,959	1,399,452
Cisco Systems, Inc.	781,729	21,743,792
Citrix Systems, Inc. (a)	25,678	1,638,256

30	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — December 31, 2014

	Shares	Market Value

Cognizant Technology Solutions Corp. Class A (a)	93,627	$4,930,398
Computer Sciences Corp.	22,732	1,433,253
Corning, Inc.	191,950	4,401,413
eBay, Inc. (a)	172,158	9,661,507
Electronic Arts, Inc. (a)	50,121	2,356,439
EMC Corp.	306,874	9,126,433
F5 Networks, Inc. (a)	10,559	1,377,580
Facebook, Inc. Class A (a)	319,407	24,920,134
Fidelity National Information Services, Inc.	44,886	2,791,909
First Solar, Inc. (a)	11,749	523,947
Fiserv, Inc. (a)	36,442	2,586,289
FLIR Systems, Inc.	20,339	657,153
Google, Inc. Class A (a)	43,323	22,989,783
Google, Inc. Class C (a)	43,523	22,910,507
Harris Corp.	16,098	1,156,158
Hewlett-Packard Co.	282,863	11,351,292
Intel Corp.	746,920	27,105,727
International Business Machines Corp.	139,847	22,437,053
Intuit, Inc.	43,326	3,994,224
Juniper Networks, Inc.	58,444	1,304,470
KLA-Tencor Corp.	26,573	1,868,613
Lam Research Corp.	24,281	1,926,454
Linear Technology Corp.	35,021	1,596,958
Mastercard, Inc. Class A	148,349	12,781,750
Microchip Technology, Inc.	28,206	1,272,373
Micron Technology, Inc. (a)	163,528	5,725,115
Microsoft Corp. (b)	1,254,977	58,293,682
Motorola Solutions, Inc.	33,022	2,215,116
NetApp, Inc.	49,643	2,057,702
NVIDIA Corp.	75,012	1,503,991
Oracle Corp.	493,470	22,191,346
Paychex, Inc.	49,131	2,268,378
QUALCOMM, Inc.	255,185	18,967,901
Red Hat, Inc. (a)	28,130	1,944,908
Salesforce.com, Inc. (a)	89,205	5,290,749
SanDisk Corp.	33,206	3,253,524
Seagate Technology PLC	49,776	3,310,104
Symantec Corp.	108,203	2,775,948
TE Connectivity, Ltd.	60,849	3,848,699
Teradata Corp. (a)	21,913	957,160
Texas Instruments, Inc.	158,906	8,495,909
Total System Services, Inc.	22,999	781,046
VeriSign, Inc. (a)	19,320	1,101,240
Visa, Inc. Class A	74,910	19,641,402
Western Digital Corp.	33,647	3,724,723
Western Union Co.	74,940	1,342,175
Xerox Corp.	161,592	2,239,665
Xilinx, Inc.	39,642	1,716,102
Yahoo!, Inc. (a)	137,637	6,952,045

		547,143,882

Materials - 3.1%
Air Products & Chemicals, Inc.	29,807	4,299,064
Airgas, Inc.	10,040	1,156,407

	Shares	Market Value
Alcoa, Inc.	183,889	$2,903,607
Allegheny Technologies, Inc.	14,911	518,455
Avery Dennison Corp.	13,318	690,938
Ball Corp.	21,658	1,476,426
C.F. Industries Holdings, Inc.	8,006	2,181,955
Dow Chemical Co.	168,090	7,666,585
E.I. du Pont de Nemours & Co.	138,794	10,262,428
Eastman Chemical Co.	21,472	1,628,866
Ecolab, Inc.	41,565	4,344,374
FMC Corp.	18,522	1,056,310
Freeport-McMoRan, Inc.	157,964	3,690,039
International Flavors & Fragrances, Inc.	11,280	1,143,341
International Paper Co.	66,808	3,579,573
LyondellBasell Industries NV Class A	62,952	4,997,759
Martin Marietta Materials, Inc.	8,655	954,820
MeadWestvaco Corp.	24,943	1,107,220
Monsanto Co.	72,794	8,696,699
Mosaic Co.	47,516	2,169,105
Newmont Mining Corp.	73,573	1,390,530
Nucor Corp.	47,306	2,320,359
Owens-Illinois, Inc. (a)	22,763	614,373
PPG Industries, Inc.	21,444	4,956,781
Praxair, Inc.	45,000	5,830,200
Sealed Air Corp.	32,469	1,377,660
Sherwin-Williams Co.	12,287	3,231,972
Sigma-Aldrich Corp.	17,761	2,438,052
Vulcan Materials Co.	18,490	1,215,348

		87,899,246

Telecommunication Services - 2.2%
AT&T, Inc.	788,273	26,478,090
CenturyLink, Inc.	86,173	3,410,727
Frontier Communications Corp.	143,538	957,399
Level 3 Communications, Inc. (a)	41,500	2,049,270
Verizon Communications, Inc.	633,251	29,623,482
Windstream Holdings, Inc.	85,867	707,544

		63,226,512

Utilities - 3.1%
AES Corp.	98,059	1,350,272
AGL Resources, Inc.	18,002	981,289
Ameren Corp.	36,056	1,663,263
American Electric Power Co., Inc.	75,043	4,556,611
CenterPoint Energy, Inc.	65,335	1,530,799
CMS Energy Corp.	42,001	1,459,535
Consolidated Edison, Inc.	43,500	2,871,435
Dominion Resources, Inc.	87,668	6,741,669
DTE Energy Co.	26,039	2,248,988
Duke Energy Corp.	107,391	8,971,444
Edison International	49,505	3,241,587
Entergy Corp.	27,000	2,361,960
Exelon Corp.	131,659	4,881,916
FirstEnergy Corp.	61,729	2,406,814
Integrys Energy Group, Inc.	11,180	870,363
NextEra Energy, Inc.	66,357	7,053,086

State Street Equity 500 Index Portfolio	31

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — December 31, 2014

	Shares	Market Value

NiSource, Inc.	47,478	$2,014,017
Northeast Utilities	46,443	2,485,629
NRG Energy, Inc.	51,498	1,387,871
Pepco Holdings, Inc.	35,659	960,297
PG&E Corp.	72,012	3,833,919
Pinnacle West Capital Corp.	15,456	1,055,799
PPL Corp.	98,256	3,569,641
Public Service Enterprise Group, Inc.	76,936	3,185,920
SCANA Corp.	23,801	1,437,580
Sempra Energy	35,624	3,967,089
Southern Co.	139,484	6,850,059
TECO Energy, Inc.	30,250	619,823
Wisconsin Energy Corp.	32,976	1,739,154
Xcel Energy, Inc.	80,800	2,902,336

		89,200,165

Total Common Stocks (cost: $1,279,834,253)		2,778,988,162

	Par Amount

U.S. Government Securities - 0.2%
U.S. Treasury Bill (b)(d)(e) 0.01% due 01/15/2015	$2,000,000	1,999,992
U.S. Treasury Bill (b)(d)(e) 0.00% due 01/29/2015	3,760,000	3,760,000
U.S. Treasury Bill (b)(d)(e) 0.00% due 03/12/2015	400,000	400,000

Total U.S. Government Securities (cost: $6,159,992)		6,159,992

	Shares	Market Value
Money Market Fund - 3.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (c)(f)	91,116,189	$91,116,189

Total Money Market Fund (cost: $91,116,189)		91,116,189

Total Investments - 100.3% (cost $1,377,110,434)		2,876,264,343

Liabilities in Excess of Other Assets - (0.3)%		(6,941,471)

Net Assets - 100.0%		$2,869,322,872

(a)	Non-income producing security
(b)	All or part of this security has been designated as collateral for futures contracts
(c)	Affiliated issuer. See table that follows for more information.
(d)	Rate represents annualized yield at date of purchase
(e)	Securities are valued in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs.
(f)	The rate shown is the annualized seven-day yield at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Schedule of Futures Contracts	Number of Contracts	Notional Value	Unrealized Appreciation

S&P 500 Financial Futures Contracts (long) Expiration Date 03/2015	875	$89,792,500	$2,382,058

Total unrealized appreciation on open futures contracts purchased			$2,382,058

Affiliates Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSGA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The Portfolio also invested in the State Street Institutional Liquid Reserves Fund. Transactions in all affiliates for the period ending December 31, 2014 were as follows:

Security Description	Number of Shares Held at 12/31/13	Shares Purchased for the Year Ended 12/31/14	Shares Sold for the Year Ended 12/31/14		Number of Shares Held at 12/31/14	Value at 12/31/14	Income Earned for the Year Ended 12/31/14	Realized Gain/Loss on Shares Sold

State Street Corp.	72,725	—	9,778	*	62,947	$4,941,340	$78,494	$—
State Street Institutional Liquid Reserves Fund, Premier Class	41,178,491	407,287,719	357,350,021		91,116,189	91,116,189	45,460	—

*	Shares of State Street Corp. were disposed of in a tax-free redemption in-kind (Note 7).

See accompanying notes which are an integral part of the financial statements.

32	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities — December 31, 2014

Assets
Investments in unaffiliated issuers at market value (identified cost $1,283,925,771)	$2,780,206,814
Investments in non-controlled affiliates at market value (identified cost $93,184,663) (Note 4)	96,057,529

Total investments at market value (identified cost $1,377,110,434)	2,876,264,343
Dividends and interest receivable	3,680,254
Dividend receivable from non-controlled affiliates (Note 4)	18,884

Total assets	2,879,963,481

Liabilities
Investment securities purchased	4,649,775
Due to custodian	4,769,756
Daily variation margin on futures contracts	1,063,125
Management fees payable (Note 4)	157,953

Total liabilities	10,640,609

Net Assets	$2,869,322,872

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities	33

State Street Equity 500 Index Portfolio

Statement of Operations — Year Ended December 31, 2014

Investment Income
Dividend income — unaffiliated issuers (net of foreign taxes withheld of $132,666)	$55,933,764
Dividend income — non-controlled affiliated issuer	123,954
Interest	46,355

Total investment income	56,104,073

Expenses
Management fees (Note 4)	1,246,586
Other expenses	12,081

Total expenses	1,258,667

Net Investment Income	54,845,406

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments — unaffiliated issuers	10,063,213
Futures contracts	7,781,141

17,844,354

Net change in net unrealized appreciation (depreciation) on:
Investments	278,443,408
Futures contracts	664,091

279,107,499

Net realized and unrealized gain	296,951,853

Net Increase in Net Assets Resulting from Operations	$351,797,259

See accompanying notes which are an integral part of the financial statements.

34	Statement of Operations

State Street Equity 500 Index Portfolio

Statements of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013

Increase (Decrease) in Net Assets From Operations:
Net investment income	$54,845,406	$49,096,073
Net realized gain on investments and futures contracts	17,844,354	26,611,003
Net change in net unrealized appreciation on investments and futures contracts	279,107,499	590,532,985

Net increase in net assets from operations	351,797,259	666,240,061

Capital Transactions:
Contributions	353,779,321	235,748,437
Withdrawals	(185,039,609)	(217,635,806)
In-kind redemptions (Note 7)	(390,808,177)	—

Net increase (decrease) in net assets from capital transactions	(222,068,465)	18,112,631

Net Increase in Net Assets	129,728,794	684,352,692

Net Assets
Beginning of year	2,739,594,078	2,055,241,386

End of year	$2,869,322,872	$2,739,594,078

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	35

State Street Equity 500 Index Portfolio

Financial Highlights

The following table includes selected supplemental data and ratios to average net assets:

	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$2,869,323	$2,739,594	$2,055,241	$1,825,528	$2,098,137
Ratios to average net assets:
Expenses	0.045%	0.045%	0.045%	0.045%	0.045%
Net investment income	1.98%	2.05%	2.26%	2.04%	1.99%
Portfolio turnover rate (a)	2%	4%	9%	15%	12%
Total return (b)	13.62%	32.30%	15.97%	2.03%	15.08%

(a)	The portfolio turnover rate excludes in-kind security transactions (Note 7).
(b)	Results represent past performance and are not indicative of future results.

See accompanying notes which are an integral part of the financial statements.

36	Financial Highlights

State Street Equity 500 Index Portfolio

Notes to Financial Statements — December 31, 2014

1.	Organization

State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust consists of ten investment portfolios: State Street Equity 500 Index Portfolio, State Street Equity 400 Index Portfolio, State Street Equity 2000 Index Portfolio, State Street Aggregate Bond Index Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street Limited Duration Bond Portfolio, State Street Treasury Money Market Portfolio, State Street Treasury Plus Money Market Portfolio and State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the “Portfolio”).

At December 31, 2014, the following Portfolios were operational: State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500® Index”). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500® Index. The S&P 500® Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the U.S. There is no assurance that the Portfolio will achieve its objective.

The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security Valuation

The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed income securities and options are valued on the basis of the closing bid price. Futures contracts are valued at the quoted daily settlement price at the end of each day on the exchange upon which they are traded. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. Investments in other mutual funds are valued at the net asset value per share. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and apply broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

Notes to Financial Statements	37

State Street Equity 500 Index Portfolio

Notes to Financial Statements, continued — December 31, 2014

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2014, in valuing the Portfolio’s assets carried at fair value:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:

Investments:
Common Stocks	$2,778,988,162	$—	$—	$2,778,988,162
U.S. Government Securities	—	6,159,992	—	6,159,992
Money Market Fund	91,116,189	—	—	91,116,189

Total Investments	2,870,104,351	6,159,992	—	2,876,264,343

Other Assets:
Futures contracts*	2,382,058	—	—	2,382,058

Total Assets	$2,872,486,409	$6,159,992	$—	$2,878,646,401

*	Only unsettled receivable/payable for variation margin is reported within Statement of Assets and Liabilities.

For the year ended December 31, 2014, there were no transfers between levels.

Securities Transactions, Investment Income and Expenses

Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Federal Income Taxes

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio has reviewed the tax positions for open years as of and during the year ended December 31, 2014, and determined it did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2014, tax years 2011 through 2013 remain subject to examination by the Portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

38	Notes to Financial Statements

State Street Equity 500 Index Portfolio

Notes to Financial Statements, continued — December 31, 2014

At December 31, 2014, the tax cost of investments was $1,377,110,434 on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $1,513,888,774 and $14,734,865, respectively, resulting in net appreciation of $1,499,153,909 for all securities as computed on a federal income tax basis.

Futures

The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Assets and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed, which is recorded on the Statement of Operations. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the benchmark and the prices of futures contracts and the possibility of an illiquid market. To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at December 31, 2014:

Asset Derivatives(1)

	Equity Contracts Risk	Total

Futures Contracts	$2,382,058	$2,382,058

Transactions in derivative instruments during the year ended December 31, 2014, were as follows:

Realized Gain (Loss)(2)

	Equity Contracts Risk	Total

Futures Contracts	$7,781,141	$7,781,141

Change in Appreciation (Depreciation)(3)

	Equity Contracts Risk	Total

Futures Contracts	$664,091	$664,091

(1)	Portfolio of Investments: Unrealized appreciation of futures contracts. Only unsettled receivable/payable for variation margin is reported within Statement of Assets and Liabilities.
(2)	Statement of Operations location: Net realized gain (loss) on: Futures contracts
(3)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on: Futures contracts

The average notional of futures outstanding during the year ended December 31, 2014 was $66,568,250.

Notes to Financial Statements	39

State Street Equity 500 Index Portfolio

Notes to Financial Statements, continued — December 31, 2014

Use of Estimates

The Portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates. It is reasonably possible that these differences could be material.

3.	Securities Transactions

For the year ended December 31, 2014, purchases and sales of investment securities, excluding short-term investments, and futures contracts, aggregated to $253,957,017 and $65,856,635, respectively.

4.	Related Party Fees and Transactions

The Portfolio has entered into an investment advisory agreement with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which SSGA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSGA FM’s services as investment adviser and for State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets.

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSGA FM. Investments in State Street Corporation, the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at December 31, 2014 is listed in the Portfolio of Investments.

5.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Funds does not receive compensation from the Funds for his or her service as a Trustee.

Each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trust. The Trust will bear a pro rata allocation based on the Trust’s average monthly assets. The Co-Chairmen each receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. As of the date of this Report, the Trustees were not paid pension or retirement benefits as part of the Trust’s expenses.

The Trust’s officers are compensated by the Adviser and its affiliates.

6.	Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

7.	In-Kind Redemptions

On August 11, 2014, the State Street Equity 500 Index Fund redeemed its interest in the Portfolio in connection with a transfer of net assets to the State Street Equity 500 Index II Portfolio, a series of State Street Institutional Investment Trust. The transfer consisted of five hundred and three (503) securities totaling $387,955,841 at market value or 13% of the Portfolio and $2,852,336 in cash, and is disclosed in the Statement of Changes in Net Assets.

40	Notes to Financial Statements

State Street Equity 500 Index Portfolio

Notes to Financial Statements, continued — December 31, 2014

8. Line of Credit

The Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) share in a $300 million revolving credit facility provided by a syndication of banks. The Participants may borrow for the purpose of meeting shareholder redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on net assets. Commitment fees are ordinary fund operating expenses and are paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1%. The Portfolio may borrow up to a maximum of 33 percent of its assets. The Portfolio had no outstanding loans during the period ended December 31, 2014.

Notes to Financial Statements	41

State Street Equity 500 Index Portfolio

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Owners of Beneficial Interest of State Street Master Funds:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds) (the “Portfolio”) as of December 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 27, 2015

42	Report of Independent Registered Public Accounting Firm

State Street Equity 500 Index Portfolio

General Information — December 31, 2014

Proxy Voting Policies and Procedures

Information regarding the Fund’s proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling

1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling

1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

General Information	43

SSGA S&P 500 Index Fund

Trustees and Officers Information

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES
Michael F. Holland State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	59	Trustee, State Street Institutional Investment Trust; Trustee SSGA Funds; Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loan Funds.

Patrick J. Riley State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	59	Trustee, State Street Institutional Investment Trust; Trustee SSGA Funds; Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).

William L. Boyan State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1937	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.	59	Trustee, State Street Institutional Investment Trust; Trustee SSGA Funds; Former Trustee of Old Mutual South Africa Master Trust; Trustee, Children’s Hospital, Boston, MA.

44	Trustees and Officers Information

SSGA S&P 500 Index Fund

Trustees and Officers Information, continued

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES (continued)
William L. Marshall State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	April 2011 to Present, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association; Director, (2008 – 2014) Doylestown Health Foundation Board; and the Ann Silverman Community Clinic of Doylestown, PA.	59	Trustee, State Street Institutional Investment Trust; Trustee SSGA Funds; Director, Marshall Financial Group, Inc.

Richard D. Shirk State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to Present, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to Present, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College.	59	Trustee, State Street Institutional Investment Trust; Trustee SSGA Funds; Board member, AeroCare Holdings (privately held healthcare services company) (February 2003 – Present); Board member, Regenesis Biomedical (health care services) (April 2012 – Present).

Rina K. Spence State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994).	59	Trustee, State Street Institutional Investment Trust; Trustee SSGA Funds; Trustee, Eastern Enterprise (utilities) (1988 – 2000). Director, Berkshire Life Insurance Company of America (1993 – 2009); Director, IEmily.com, Inc. (2000 – 2010); and Trustee, National Osteoporosis Foundation (2005 – 2008).

Trustees and Officers Information	45

SSGA S&P 500 Index Fund

Trustees and Officers Information, continued

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc.
(June 2012 – present); Chief Operating Officer, SSGA Funds Management, Inc. (May 2010 – June 2012); Senior Managing Director, SSGA Funds Management, Inc. (1992 – 2012) and Senior Managing Director, State Street Global Advisors (1992 – present).*

Ann M. Carpenter SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President	Term: Indefinite Elected: 10/12	Chief Operating Officer, SSGA Funds Management, Inc.
(April 2014 – present); Vice President, SSGA Funds Management, Inc. (2008 –present); Principal, State Street Global Advisors
(2005 – 2008 – present).*

Chad C. Hallett SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1969	Treasurer	Term: Indefinite Elected: 09/11	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

Brian Harris SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer	Term: Indefinite Elected: 11/13	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc. (July 2008 to August 2010).

David K. James State Street Bank and Trust Company 100 Huntington Avenue Boston, MA 02116 YOB: 1970	Secretary	Term: Indefinite Elected: 4/13	Managing Director and Managing Counsel, State Street Bank and Trust Company (2009 – present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006 – 2009).

Joshua A. Weinberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Vice President and Managing Counsel, State Street Global Advisors (2011 – present); Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2006 – 2011).

46	Trustees and Officers Information

SSGA S&P 500 Index Fund

Trustees and Officers Information, continued

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS (continued):
Kristin Schantz State Street Bank and Trust Company 100 Huntington Avenue Boston, MA 02116 YOB: 1979	Assistant Secretary	Term: Indefinite Elected: 2/14	Vice President and Counsel, State Street Bank and Trust Company (2013 – present); Vice President, Citi Fund Services Ohio, Inc. (2008 – 2013).

*	Served in various capacities and/or with various affiliated entities during noted time period.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

Trustees and Officers Information	47

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Scott F. Powers

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02119

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Equity 500 Index Portfolio

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

IBG-14867	SSGASPFDSAR

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committees of Listed Registrants.

Not applicable to the Registrant.

Item 6. Schedule of Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the

Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3) Not applicable to the Registrant

(b) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	SSGA Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	May 11, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	May 11, 2015

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer (Principal Financial and Accounting Officer)

Date:	May 11, 2015